                                                                    ------------
                                                                    MERCANTILE
                                                                    MUTUAL FUNDS
                                                                    ------------



[LOGO OF FIRSTAR]             Semi-Annual Report
                              May 31, 2000

                                          MONEY MARKET PORTFOLIOS
                                          Treasury Money Market Portfolio
                                          Money Market Portfolio
                                          Tax-Exempt Money Market Portfolio

                                          TAXABLE BOND PORTFOLIOS
                                          U.S. Government Securities Portfolio
                                          Intermediate Corporate Bond Portfolio
                                          Bond Index Portfolio
                                          Government & Corporate Bond Portfolio

                                          TAX-EXEMPT BOND PORTFOLIOS
                                          Short-Intermediate Municipal Portfolio
                                          Missouri Tax-Exempt Bond Portfolio
                                          National Municipal Bond Portfolio

                                          STOCK PORTFOLIOS
                                          Balanced Portfolio
                                          Equity Income Portfolio
                                          Equity Index Portfolio
                                          Growth & Income Equity Portfolio
                                          Growth Equity Portfolio
                                          Small Cap Equity Portfolio
                                          Small Cap Equity Index Portfolio
                                          International Equity Portfolio

                                                               [LOGO OF FIRSTAR]

Contents
--------------------------------------------------------------------------------
Mercantile Mutual Funds, Inc.                                       May 31, 2000

Message From Your Investment Adviser........................................   2
Money Market Portfolios
  Treasury Money Market Portfolio...........................................   4
  Money Market Portfolio....................................................  10
  Tax-Exempt Money Market Portfolio.........................................  18
Taxable Bond Portfolios
  U.S. Government Securities Portfolio......................................  26
  Intermediate Corporate Bond Portfolio.....................................  34
  Bond Index Portfolio......................................................  42
  Government & Corporate Bond Portfolio.....................................  50
Tax-Exempt Bond Portfolios
  Short-Intermediate Municipal Portfolio....................................  58
  Missouri Tax-Exempt Bond Portfolio........................................  66
  National Municipal Bond Portfolio.........................................  76
Stock Portfolios
  Balanced Portfolio........................................................  84
  Equity Income Portfolio...................................................  92
  Equity Index Portfolio.................................................... 100
  Growth & Income Equity Portfolio.......................................... 112
  Growth Equity Portfolio................................................... 120
  Small Cap Equity Portfolio................................................ 128
  Small Cap Equity Index Portfolio.......................................... 136
  International Equity Portfolio............................................ 150
Notes to Financial Statements............................................... 159

MERCANTILE MUTUAL FUNDS, INC.

                      Message From Your Investment Adviser


Dear Shareholder:

Mid-Year Review

  With the Y2K "bug" vanquished, it was back to "business as usual" for investors. That means, unexpectedly strong economic growth and unbelievably volatile financial markets. The US economy continues to confound the pundits, combining robust growth and low unemployment with modest inflation. However, the jump in energy prices and a tight labor market have fostered a more aggressive Federal Reserve interest rate policy. Clearly, the Fed views the current pace of economic growth as "too fast," creating imbalances likely to accelerate inflation if left unchecked. Some observers believe the Fed is behind the curve and the inflation "genie" is already "out of the bottle." Others contend the Fed is wrongly applying "old" economy metrics to a fundamentally different "new" economy.

  In our opinion, the foundation of our current economic success--robust economic growth with low inflation--rests on the twin pillars of global competition and improved productivity. US productivity growth averaged 3.7% over the past twelve months and has averaged 2.3% per year since the end of the last recession. Although Fed Chairman Alan Greenspan publicly questions the sustainability of today's productivity gains, the recent upsurge is far from unprecedented. The Golden Age of US productivity growth, from 1950 to 1973, saw labor productivity grow at a 2.7% compound annual rate. Improved productivity means higher profits. Higher profits lead to more spending on productivity-enhancing technology. Further productivity gains lead to further profit improvements and the process repeats. Although final demand is surging, supply-side investment is growing even faster. Finally, Congressional approval of permanent normal trade relations with China is a reminder that global competition will only intensify.

Economic & Market Outlook

  Looking ahead, our investment strategy is predicated on the following trends:

 . Adjusted for inflation, US final sales rose at a +6.9% annual rate in the first quarter of this year, representing the fastest growth rate of the current economic cycle.

 . Consumer confidence remains near record levels, reflecting strong income gains, low unemployment and the wealth effect from rising asset values.

 . Despite higher interest rates, cheap credit is still available to drive consumer spending.

 .  Like a tax increase, higher energy prices erode income gains.

 . Although much is made of the wealth effect from higher stock prices, the increase in home values has been the biggest wealth creator for the majority of Americans.

 . Higher mortgage rates are beginning to slow the housing market with decelerating price gains not far behind.

 . The forty percent drop in the NASDAQ and ongoing stock market volatility will dampen consumer exuberance.

 .  Fed tightening is raising the dollar's exchange rate, making imports cheaper
   (holding down US inflation) and exports less competitive (slowing the US economy).

 . Clear signs of an economic slowdown are likely to emerge by the fall, allowing the Fed to shift to a neutral policy and bond prices to rally (what is good for bonds is even better for stocks).

 . In the absence of the Treasury buyback, long-term government bond yields would undoubtedly be higher and credit spreads (the difference in yield between a corporate bond and a government bond of equal maturity) narrower.

 . Today's high inflation-adjusted bond yields are attractive and the widening in credit spreads creates opportunities to enhance bond portfolio returns.

 . Corporate profits are better than expected, reflecting ongoing gains from investments in productivity-enhancing technology and efficiencies from restructuring.

 . A "Jeckyl and Hyde" stock market has emerged as "old economy" shares vie with the leading technology names for investor favor.

 . The stock market will broaden out as the year progresses making portfolio diversification, complemented by security selection that emphasizes high quality companies with strong balance sheets, good earnings visibility and dominant industry positions, the winning strategy.

  In summary, we expect the Federal Reserve will successfully engineer a "soft landing" for the US economy, extending this unprecedented period of economic prosperity. Slower growth will prevent inflation from accelerating further, yet corporate profitability should remain strong thanks to ongoing productivity gains and efficiencies achieved through restructuring and mergers. In short, we anticipate the advent of a more favorable environment for financial assets later in the year. As you peruse the following pages of this report, you will find a broad range of equity and fixed income products to meet every investor's needs. As always, we encourage you to contact us with your comments regarding portfolio performance or our investment strategy.

  Thank you for your continued confidence in Mercantile Mutual Funds.

                                    Sincerely Yours,

                                    Firstar Investment Research & Management
                                     Company, LLC (FIRMCO)

                                    John Blixen
                                    Executive Vice President

                                    Richard Burling
                                    Senior Vice President, Director of Credit
                                     Research

                                    Walter Dewey
                                    Senior Vice President, Senior Portfolio
                                     Manager

                                    Donald Keller
                                    Senior Vice President, Senior Portfolio
                                     Manager

                                    George Schupp
                                    Senior Vice President, Director of Fixed
                                     Income

                                    Marian Zentmyer, Committee Chairperson
                                    Executive Vice President, Chief Equity
                                     Investment Officer


 Mercantile Mutual Funds, Inc. are NOT INSURED BY THE FDIC or any other governmental agency, are not deposits or obligations of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates, and involve investment risks, including the possible loss of the principal amount invested.

                  Mercantile Treasury Money Market Portfolio+


  Q. What is the objective of the Portfolio?

  A. The Mercantile Treasury Money Market Portfolio seeks a high level of current income exempt from state income tax, consistent with liquidity and security of principal. The Portfolio invests principally in obligations that are issued by the U.S. Treasury.

  Q. What were the conditions in the money markets during the six months ended May 31, 2000?

  A. The Federal Reserve, in an attempt to slow down sustained economic growth, raised short-term interest rates in February, March and May. The Fed Funds rate, which started the year at 5.50%, was 6.50% on May 31, 2000.

  Q. How did you position the Portfolio to address these conditions?

  A. The Portfolio maintained its strategy of laddering the maturity of its holdings to take advantage of various points along the short-term yield curve. The Portfolio maintained an average maturity in the 30-45 day range throughout the period. We shortened the average maturity in the later months of the period to take advantage of increased short-term rates.

  Q. How did you allocate the Portfolio's assets among various types of Treasury securities?

  A. The Portfolio held a laddered position of Treasury bills to provide liquidity to shareholders. To take advantage of the higher yields in Treasury notes, we increased our weighting in notes versus bills at the end of the period.*

  Q. How will you manage the Portfolio during the coming months?

  A. We will continue to purchase Treasury obligations and maintain liquidity. We will focus on the activities of the Federal Reserve and monitor the growth rate of the economy. We will shorten or lengthen the Portfolio's average maturity in response to Fed activities to seek yield advantages along the short-term yield curve.
-----
+ An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
* Portfolio composition is subject to change.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Treasury Money Market Portfolio                         May 31, 2000 (Unaudited)

 U.S. Treasury Bills (71.3%):
                                                     Shares or
                     Security                        Principal   Amortized
                    Description                       Amount        Cost
                    -----------                     ----------- ------------
 6/1/00...........................................  $33,903,000 $ 33,903,000
 6/8/00...........................................   46,235,000   46,184,398
 6/29/00..........................................   49,734,000   49,518,491
 7/13/00..........................................   21,045,000   20,906,769
 8/3/00...........................................   10,000,000    9,899,113
 8/10/00..........................................    7,570,000    7,482,203
 8/17/00..........................................    8,130,000    8,026,583
                                                                ------------
 TOTAL U.S. TREASURY BILLS                                       175,920,557
                                                                ------------
 U.S. Treasury Notes (22.2%):
 5.38%, 7/31/00...................................   34,305,000   34,276,224
 6.00%, 8/15/00...................................    7,900,000    7,897,796
 8.75%, 8/15/00...................................      460,000      462,276
 5.13%, 8/31/00...................................   12,150,000   12,116,682
                                                                ------------
 TOTAL U.S. TREASURY NOTES                                        54,752,978
                                                                ------------
 Investment Companies (6.6%):
 Financial Square Treasury Obligation Portfolio...   12,308,489   12,308,489
 Short-Term Investments Co. Treasury Tax Advantage
  Portfolio.......................................    3,895,048    3,895,048
                                                                ------------
 TOTAL INVESTMENT COMPANIES                                       16,203,537
                                                                ------------
 TOTAL INVESTMENTS
  (Amortized Cost $246,877,072) (a)--100.1%                      246,877,072
 Liabilities in excess of other assets--(0.1%)                      (303,251)
                                                                ------------
 TOTAL NET ASSETS--100.0%                                       $246,573,821
                                                                ============

-----
(a) Cost for federal income tax and financial reporting purposes are the same.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Treasury Money Market Portfolio

Statement of Assets and Liabilities
                                                                    May 31, 2000
                                                                     (Unaudited)
Assets:
Investments, at value (cost $246,877,072).............            $246,877,072
Interest receivable...................................                 935,167
Prepaid expenses and other assets.....................                   3,533
                                                                  ------------
 Total Assets.........................................             247,815,772
Liabilities:
Dividends payable..................................... $1,011,710
Payable to affiliates.................................    133,557
Accrued expenses......................................     96,684
                                                       ----------
 Total Liabilities....................................               1,241,951
                                                                  ------------
Net Assets:
Capital...............................................             246,549,629
Undistributed net investment income...................                   6,088
Accumulated net realized gains from investment
 transactions.........................................                  18,104
                                                                  ------------
Net Assets............................................            $246,573,821
                                                                  ============
Investor A Shares
 Net Assets...........................................            $     76,220
 Shares...............................................                  76,222
 Offering and redemption price per share..............                   $1.00
                                                                         =====
Trust Shares
 Net Assets...........................................            $157,028,068
 Shares...............................................             157,006,103
 Offering and redemption price per share..............                   $1.00
                                                                         =====
Institutional Shares
 Net Assets...........................................            $  2,678,056
 Shares...............................................               2,678,030
 Offering and redemption price per share..............                   $1.00
                                                                         =====
Trust II Shares
 Net Assets...........................................            $ 86,791,477
 Shares...............................................              86,791,698
 Offering and redemption price per share..............                   $1.00
                                                                         =====

Statement of Operations
                                           For the six months ended May 31, 2000
                                                                     (Unaudited)
Investment Income:
Interest income............................................          $7,314,255
                                                                     ----------
 Total Investment Income...................................           7,314,255
Expenses:
Investment advisory fees................................... $535,201
Administration fees........................................  267,601
Distribution and services fees, Investor A Shares..........    4,757
Administrative services fees, Trust Shares.................  230,833
Administrative services fees, Institutional Shares.........        8
Accounting fees............................................      515
Custodian fees.............................................    9,519
Transfer agent fees........................................   71,913
Other......................................................   95,071
                                                            --------
Total expenses before voluntary fee reductions.............           1,215,418
Expenses voluntarily reduced...............................            (191,398)
                                                                     ----------
Net Expenses...............................................           1,024,020
                                                                     ----------
Net Investment Income......................................           6,290,235
                                                                     ----------
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions............               3,734
                                                                     ----------
Change in net assets resulting from operations.............          $6,293,969
                                                                     ==========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Treasury Money Market Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                     six months     For the
                                                       ended       year ended
                                                    May 31, 2000  November 30,
                                                    (Unaudited)       1999
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  6,290,235  $ 12,363,114
 Net realized gains from investment transactions...        3,734        14,292
                                                    ------------  ------------
Change in net assets resulting from operations.....    6,293,969    12,377,406
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................      (83,659)     (859,310)
 From net realized gains from investment
  transactions.....................................           --          (637)
Distributions to Trust Shareholders:
 From net investment income........................   (4,276,644)   (7,646,066)
 From net realized gains from investment
  transactions.....................................           --        (5,803)
Distributions to Institutional Shareholders:
 From net investment income........................       (3,609)       (5,854)
 From net realized gains from investment
  transactions.....................................           --            (6)
Distributions to Trust II Shareholders:
 From net investment income........................   (1,926,311)   (3,851,884)
 From net realized gains from investment
  transactions.....................................           --        (1,890)
                                                    ------------  ------------
Change in net assets from shareholder
 distributions.....................................   (6,290,223)  (12,371,450)
                                                    ------------  ------------
Change in net assets from capital transactions.....  (54,453,851)  (47,836,358)
                                                    ------------  ------------
Change in net assets...............................  (54,450,105)  (47,830,402)
Net Assets:
 Beginning of period...............................  301,023,926   348,854,328
                                                    ------------  ------------
 End of period..................................... $246,573,821  $301,023,926
                                                    ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Treasury Money Market Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         six months
                            ended
                           May 31,            For the years ended November 30,
                            2000        ---------------------------------------------------
                         (Unaudited)      1999         1998      1997      1996      1995
                         -----------    --------     --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....  $   1.00      $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
                          --------      --------     --------  --------  --------  --------
Investment Activities:
 Net investment income..     0.023         0.038        0.043     0.044     0.044     0.048
 Net realized gains from
  investments...........        -- (c)        -- (c)       --        --        --        --
                          --------      --------     --------  --------  --------  --------
 Total from Investment
  Activities............     0.023         0.038        0.043     0.044     0.044     0.048
                          --------      --------     --------  --------  --------  --------
Distributions:
 Net investment income..    (0.023)       (0.038)      (0.043)   (0.044)   (0.044)   (0.048)
 Net realized gains.....        -- (c)        -- (c)       --        --        --        --
                          --------      --------     --------  --------  --------  --------
 Total Distributions....    (0.023)       (0.038)      (0.043)   (0.044)   (0.044)   (0.048)
                          --------      --------     --------  --------  --------  --------
Net Asset Value, End of
 Period.................  $   1.00      $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
                          ========      ========     ========  ========  ========  ========
Total Return............      2.35%(a)      3.87%        4.40%     4.53%     4.46%     4.93%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........  $     76      $ 20,470     $ 25,665  $  8,409  $  7,667  $  2,776
Ratio of expenses to
 average net assets.....      0.83%(b)      0.81%        0.81%     0.77%     0.81%     0.78%
Ratio of net investment
 income to average net
 assets.................      4.64%(b)      3.80%        4.22%     4.43%     4.35%     4.84%
Ratio of expenses to
 average net assets*....      0.98%(b)      0.95%        0.96%     0.92%     0.96%     0.93%
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized. (b) Annualized. (c) Net realized gain and/or distribution from net realized gain was less than $0.005.

 Financial Highlights, Trust Shares

                           For the
                         six months
                            ended
                           May 31,            For the years ended November 30,
                            2000        ---------------------------------------------------
                         (Unaudited)      1999         1998      1997      1996      1995
                         -----------    --------     --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....  $   1.00      $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
                          --------      --------     --------  --------  --------  --------
Investment Activities:
 Net investment income..     0.023         0.038        0.045     0.046     0.045     0.050
 Net realized gains from
  investments...........        -- (c)        -- (c)       --        --        --        --
                          --------      --------     --------  --------  --------  --------
 Total from Investment
  Activities............     0.023         0.038        0.045     0.046     0.045     0.050
                          --------      --------     --------  --------  --------  --------
Distributions:
 Net investment income..    (0.023)       (0.038)      (0.045)   (0.046)   (0.045)   (0.050)
 Net realized gains.....        -- (c)        -- (c)       --        --        --        --
                          --------      --------     --------  --------  --------  --------
 Total Distributions....    (0.023)       (0.038)      (0.045)   (0.046)   (0.045)   (0.050)
                          --------      --------     --------  --------  --------  --------
Net Asset Value, End of
 Period.................  $   1.00      $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
                          ========      ========     ========  ========  ========  ========
Total Return............      2.35%(a)      3.87%        4.56%     4.70%     4.64%     5.12%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........  $157,028      $197,435     $245,959  $283,653  $131,322  $252,780
Ratio of expenses to
 average net assets.....      0.83%(b)      0.81%        0.65%     0.61%     0.61%     0.60%
Ratio of net investment
 income to average net
 assets.................      4.64%(b)      3.80%        4.45%     4.60%     4.55%     5.01%
Ratio of expenses to
 average net assets*....      0.98%(b)      0.95%        0.96%     0.92%     0.76%     0.75%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized. (b) Annualized. (c) Net realized gain and/or distribution from net realized gain was less than $0.005.

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Treasury Money Market Portfolio

 Financial Highlights, Institutional Shares

                           For the
                          six months          For the years ended              January 26, 1995
                             ended               November 30,                         to
                         May 31, 2000   -------------------------------------    November 30,
                         (Unaudited)     1999        1998     1997     1996        1995(d)
                         ------------   -------     -------  -------  -------  ----------------
Net Asset Value,
 Beginning of Period....   $  1.00      $  1.00     $  1.00  $  1.00  $  1.00      $  1.00
                           -------      -------     -------  -------  -------      -------
Investment Activities:
 Net investment income..     0.011        0.038       0.043    0.044    0.044        0.042
 Net realized gains from
  investments...........        -- (c)       -- (c)      --       --       --           --
                           -------      -------     -------  -------  -------      -------
 Total from Investment
  Activities............     0.011        0.038       0.043    0.044    0.044        0.042
                           -------      -------     -------  -------  -------      -------
Distributions:
 Net investment income..    (0.011)      (0.038)     (0.043)  (0.044)  (0.044)      (0.042)
 Net realized gains.....        -- (c)       -- (c)      --       --       --           --
                           -------      -------     -------  -------  -------      -------
 Total Distributions....    (0.011)      (0.038)     (0.043)  (0.044)  (0.044)      (0.042)
                           -------      -------     -------  -------  -------      -------
Net Asset Value, End of
 Period.................   $  1.00      $  1.00     $  1.00  $  1.00  $  1.00      $  1.00
                           =======      =======     =======  =======  =======      =======
Total Return............      1.12%(a)     3.87%       4.40%    4.53%    4.46%        4.94%(a)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $ 2,678      $    62     $   236  $   233  $   299      $    28
Ratio of expenses to
 average net assets.....      0.83%(b)     0.81%       0.81%    0.77%    0.79%        0.92%(b)
Ratio of net investment
 income to average net
 assets.................      4.64%(b)     3.76%       4.30%    4.44%    4.39%        5.76%(b)
Ratio of expenses to
 average net assets*....      0.98%(b)     0.95%       0.96%    0.92%    0.94%        1.07%(b)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized. (b) Annualized. (c) Net realized gain and/or distribution from net realized gain was less than $0.005. (d) Period from commencement of operations.

 Financial Highlights, Trust II Shares

                                  For the
                                 six months      For the      November 13, 1998
                                    ended       year ended           to
                                May 31, 2000   November 30,   November 30, 1998
                                (Unaudited)        1999              (a)
                                ------------   ------------   -----------------
Net Asset Value, Beginning of
 Period.......................    $  1.00        $  1.00           $  1.00
                                  -------        -------           -------
Investment Activities:
 Net investment income........      0.024          0.040             0.002
 Net realized gains from
  investments.................         -- (d)         -- (d)            --
                                  -------        -------           -------
 Total from Investment
  Activities..................      0.024          0.040             0.002
                                  -------        -------           -------
Distributions:
 Net investment income........     (0.024)        (0.040)           (0.002)
 Net realized gains...........         -- (d)         -- (d)            --
                                  -------        -------           -------
 Total Distributions..........     (0.024)        (0.040)           (0.002)
                                  -------        -------           -------
Net Asset Value, End of
 Period.......................    $  1.00        $  1.00           $  1.00
                                  =======        =======           =======
Total Return..................       2.46%(b)       4.12%             0.20%(b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000)........................    $86,792        $83,057           $76,995
Ratio of expenses to average
 net assets...................       0.60%(c)       0.57%             0.55%(c)
Ratio of net investment income
 to average net assets........       4.87%(c)       4.03%             4.09%(c)
Ratio of expenses to average
 net assets*..................       0.75%(c)       0.71%             0.70%(c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Net realized gain and/or distribution from net realized gain was less than $0.005.
                      See notes to financial statements.

                       Mercantile Money Market Portfolio+


  Q. What is the objective of the Portfolio?

  A. The Mercantile Money Market Portfolio seeks current income with liquidity and stability of principal. The Portfolio invests in a broad range of money market instruments, including commercial paper, U.S. Government and bank obligations.

  Q. What were the conditions in the money markets during the six months ended May 31, 2000?

  A. The Federal Reserve, in an attempt to slow down sustained economic growth, raised short-term interest rates in February, March and May. The Fed Funds rate, which started the year at 5.50%, was 6.50% on May 31, 2000. Money market rates rose during the period as a result. We anticipate the Federal Reserve will have completed its tightening of interest rates by the end of the fiscal year, though we may see one more rate increase between now and then.

  Q. How did you position the Portfolio to address these conditions?

  A. We shortened the average maturity of the Portfolio to take advantage of higher short-term rates along the money market yield curve.

  Q. How did you allocate the Portfolio's assets among various types of securities?

  A. Commercial paper made up the bulk of the Portfolio. We also held a small position in bank certificates of deposit.*

  Q. How will you manage the Portfolio during the coming months?

  A. We will continue to manage the Portfolio in a manner that will provide the highest level of liquidity and stability of principal. Additionally, we will maintain the high credit quality of the Portfolio while closely monitoring corporate credits. We will focus on the activities of the Federal Reserve and monitor the growth rate of the economy. Finally, we will shorten or lengthen the Portfolio's average maturity in response to Fed activities to seek yield advantages along the short-term yield curve.
-----
+ An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
*Portfolio composition is subject to change.

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
Money Market Portfolio                                 May 31, 2000 (Unaudited)

Certificates of Deposit (5.1%):
                       Security                         Principal   Amortized
                     Description                         Amount        Cost
                     -----------                       ----------- ------------

ABN AMRO, 5.94%, 6/26/00.............................. $30,000,000 $ 30,000,000
Union Bank of Switzerland, 5.51%, 6/5/00..............  30,000,000   29,999,953
                                                                   ------------
TOTAL CERTIFICATES OF DEPOSIT                                        59,999,953
                                                                   ------------
Commercial Paper (88.7%):
Asset-Backed Security (16.5%):
Ciesco L.P., 6.63%, 8/11/00...........................  50,000,000   49,346,208
Corporate Asset Funding Co., Inc.:
 6.58%, 7/20/00.......................................  25,000,000   24,776,097
 6.60%, 8/11/00.......................................  30,000,000   29,609,500
Edison Asset:
 6.43%, 6/15/00.......................................  22,000,000   21,944,988
 6.50%, 6/27/00.......................................  40,000,000   39,812,222
Market Street Funding, 6.60%, 8/7/00..................  30,000,000   29,631,500
                                                                   ------------
                                                                    195,120,515
                                                                   ------------
Automotive (9.2%):
Ford Credit, 6.55%, 7/18/00...........................  30,000,000   29,743,458
Ford Credit Europe, 6.49%, 6/8/00.....................  30,000,000   29,962,142
General Motors Acceptance Corp., 6.59%, 8/14/00.......  50,000,000   49,322,694
                                                                   ------------
                                                                    109,028,294
                                                                   ------------
Banking (6.7%):
Deutsche Bank Financial, Inc., 6.07%, 6/30/00.........  50,000,000   49,755,514
UBS Finance (Delaware), Inc., 6.50%, 6/13/00..........  30,000,000   29,935,000
                                                                   ------------
                                                                     79,690,514
                                                                   ------------
Communications (11.3%):
AT&T Corp., 6.61%, 8/11/00............................  50,000,000   49,348,181
Motorola, Inc.:
 6.52%, 7/14/00.......................................  20,000,000   19,844,244
 6.12%, 7/17/00.......................................  25,000,000   24,804,500
SBC Communications, 6.28%, 6/21/00....................  40,000,000   39,860,444
                                                                   ------------
                                                                    133,857,369
                                                                   ------------
Financial Services (16.7%):
American Express, 6.48%, 6/6/00.......................  30,000,000   29,973,000
Associates First Capital Corp., 6.50%, 6/7/00.........  30,000,000   29,967,500
Goldman Sachs Group, L.P., 6.05%, 8/4/00..............  50,000,000   49,462,222
Merrill Lynch and Co., Inc.:
 6.56%, 7/25/00.......................................  30,000,000   29,704,800
 6.41%, 8/11/00.......................................  30,000,000   29,620,742
Salomon Smith Barney, 6.60%, 8/2/00...................  30,000,000   29,659,000
                                                                   ------------
                                                                    198,387,264
                                                                   ------------
Insurance (4.2%):
Prudential Funding Corp., 6.62%, 8/15/00..............  50,000,000   49,310,417
                                                                   ------------
Machinery--Agriculture (2.1%):
CAT Financial Services, 6.40%, 8/4/00.................  24,574,000   24,294,403
                                                                   ------------

Commercial Paper, continued
                                                    Shares or
                     Security                       Principal    Amortized
                   Description                       Amount         Cost
                   -----------                     ----------- --------------

Miscellaneous--Finance (16.8%):
Bell Atlantic Financial Services, Inc., 6.45%,
 6/19/00.......................................... $45,000,000 $   44,854,875
CIT Group Holdings, Inc., 6.57%, 7/27/00..........  40,000,000     39,591,200
GTE Funding, 6.27%, 6/2/00........................  35,000,000     34,993,904
Honeywell International, Inc., 6.61%, 8/11/00.....  50,000,000     49,348,181
International Lease, 6.60%, 8/11/00...............  30,000,000     29,609,500
                                                               --------------
                                                                  198,397,660
                                                               --------------
Printing & Publishing (1.8%):
McGraw Hill, 6.06%, 6/30/00.......................  22,000,000     21,892,603
                                                               --------------
Utilities (3.4%):
Ameren Corp., 6.11%, 7/6/00.......................  40,900,000     40,657,043
                                                               --------------
TOTAL COMMERCIAL PAPER                                          1,050,636,082
                                                               --------------
Investment Companies (6.5%):
Financial Square Prime Obligation Fund............  22,694,267     22,694,267
Short-Term Investments Co. Liquid Assets
 Portfolio........................................  54,910,903     54,910,903
                                                               --------------
TOTAL INVESTMENT COMPANIES                                         77,605,170
                                                               --------------
TOTAL INVESTMENTS
 (Amortized Cost $1,188,241,205)(a)--100.3%                     1,188,241,205
Liabilities in excess of other assets--(0.3)%                      (3,668,505)
                                                               --------------
TOTAL NET ASSETS--100.0%                                       $1,184,572,700
                                                               ==============

-----
(a) Cost for federal income tax and financial reporting purposes are the same.
                    See notes to the financial statements.

MERCANTILE MUTUAL FUNDS, INC.
Money Market Portfolio

Statement of Assets and Liabilities
                                                                    May 31, 2000
                                                                     (Unaudited)
Assets:
Investments, at value (cost $1,188,241,205)........            $1,188,241,205
Receivable for capital shares sold.................                    16,657
Interest receivable................................                 3,425,693
Prepaid expenses and other assets..................                    17,426
                                                               --------------
 Total Assets......................................             1,191,700,981
Liabilities:
Dividends payable.................................. $6,062,018
Payable to affiliates..............................    676,131
Accrued expenses...................................    390,132
                                                    ----------
 Total Liabilities.................................                 7,128,281
                                                               --------------
Net Assets:
Capital............................................             1,184,571,603
Undistributed net investment income................                     6,015
Accumulated net realized losses from investment
 transactions......................................                    (4,918)
                                                               --------------
Net Assets.........................................            $1,184,572,700
                                                               ==============
Investor A Shares
 Net Assets........................................            $   13,262,982
 Shares............................................                13,262,589
 Offering and redemption price per share...........                     $1.00
                                                                        =====
Investor B Shares
 Net Assets........................................            $       50,039
 Shares............................................                    50,040
 Offering price per share*.........................                     $1.00
                                                                        =====
Trust Shares
 Net Assets........................................            $  612,163,048
 Shares............................................               612,140,587
 Offering and redemption price per share...........                     $1.00
                                                                        =====
Institutional Shares
 Net Assets........................................            $   29,360,990
 Shares............................................                29,359,860
 Offering and redemption price per share...........                     $1.00
                                                                        =====
Trust II Shares
 Net Assets........................................            $  529,735,641
 Shares............................................               529,757,531
 Offering and redemption price per share...........                     $1.00
                                                                        =====

-----
* Redemption price of Investor B Shares varies based on length of time held.

Statement of Operations
                                           For the six months ended May 31, 2000
                                                                     (Unaudited)
Investment Income:
Interest income........................................            $42,604,494
                                                                   -----------
 Total Investment Income                                            42,604,494
Expenses:
Investment advisory fees............................... $2,833,735
Administration fees....................................  1,420,192
Distribution and services fees, Investor A Shares......     71,319
Distribution and services fees, Investor B Shares......        552
Administrative services fees, Trust Shares.............    940,111
Administrative services fees, Institutional Shares.....     43,385
Accounting fees........................................        881
Custodian fees.........................................    142,010
Transfer agent fees....................................    401,350
Other..................................................    291,670
                                                        ----------
Total expenses before voluntary fee reductions.........              6,145,205
Expenses voluntarily reduced...........................             (1,008,662)
                                                                   -----------
Net Expenses...........................................              5,136,543
                                                                   -----------
Net Investment Income..................................             37,467,951
                                                                   -----------
Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions.......                    (41)
                                                                   -----------
Change in net assets resulting from operations.........            $37,467,910
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Money Market Portfolio

 Statements of Changes in Net Assets

                                                  For the
                                                 six months       For the
                                                   ended         year ended
                                                May 31, 2000    November 30,
                                                (Unaudited)         1999
                                               --------------  --------------
From Investment Activities:
Operations:
 Net investment income........................ $   37,467,951  $   71,294,708
 Net realized losses from investment
  transactions................................           (41)              --
                                               --------------  --------------
Change in net assets resulting from
 operations...................................     37,467,910      71,294,708
                                               --------------  --------------
Distributions to Investor A Shareholders:
 From net investment income...................     (1,433,735)    (10,753,522)
Distributions to Investor B Shareholders:
 From net investment income...................         (2,290)         (2,773)
Distributions to Trust Shareholders:
 From net investment income...................    (19,610,261)    (31,077,088)
Distributions to Institutional Shareholders:
 From net investment income...................       (900,748)     (1,666,075)
Distributions to Trust II Shareholders:
 From net investment income...................    (15,522,137)    (27,795,250)
                                               --------------  --------------
Change in net assets from shareholder
 distributions................................    (37,469,171)    (71,294,708)
                                               --------------  --------------
Change in net assets from capital
 transactions.................................   (393,470,701)     34,899,243
                                               --------------  --------------
Change in net assets..........................   (393,471,962)     34,899,243
Net Assets:
 Beginning of period..........................  1,578,044,662   1,543,145,419
                                               --------------  --------------
 End of period................................ $1,184,572,700  $1,578,044,662
                                               ==============  ==============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Money Market Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         six months
                            ended
                           May 31,          For the years ended November 30,
                            2000       -------------------------------------------------
                         (Unaudited)     1999      1998         1997     1996     1995
                         -----------   --------  --------     --------  -------  -------
Net Asset Value,
 Beginning of Period....   $  1.00     $   1.00  $   1.00     $   1.00  $  1.00  $  1.00
                           -------     --------  --------     --------  -------  -------
Investment Activities:
 Net investment income..     0.026        0.043     0.048        0.048    0.047    0.052
 Net realized gains from
  investments...........        --           --        -- (a)       --       --       --
                           -------     --------  --------     --------  -------  -------
 Total from Investment
  Activities............     0.026        0.043     0.048        0.048    0.047    0.052
                           -------     --------  --------     --------  -------  -------
Distributions:
 Net investment income..    (0.026)      (0.043)   (0.048)      (0.048)  (0.047)  (0.052)
                           -------     --------  --------     --------  -------  -------
 Total Distributions....    (0.026)      (0.043)   (0.048)      (0.048)  (0.047)  (0.052)
                           -------     --------  --------     --------  -------  -------
Net Asset Value, End of
 Period.................   $  1.00     $   1.00  $   1.00     $   1.00  $  1.00  $  1.00
                           =======     ========  ========     ========  =======  =======
Total Return............      2.63%(b)     4.43%     4.95%        4.93%    4.81%    5.33%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $13,263     $255,404  $203,583     $164,777  $91,166  $64,865
Ratio of expenses to
 average net assets.....      0.82%(c)     0.80%     0.78%        0.77%    0.78%    0.77%
Ratio of net investment
 income to average net
 assets.................      5.19%(c)     4.34%     4.83%        4.84%    4.70%    5.20%
Ratio of expenses to
 average net assets*....      0.97%(c)     0.94%     0.93%        0.92%    0.93%    0.92%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Net realized gains per share were less than $0.005. (b) Not annualized.
(c) Annualized.

 Financial Highlights, Investor B Shares

                           For the
                          six months   For the years ended
                             ended         November 30,           January 26, 1996
                         May 31, 2000  -------------------------  to November 30,
                         (Unaudited)    1999    1998       1997       1996 (a)
                         ------------  ------  ------     ------  ----------------
Net Asset Value,
 Beginning of Period....    $ 1.00     $ 1.00  $ 1.00     $ 1.00       $ 1.00
                            ------     ------  ------     ------       ------
Investment Activities:
 Net investment income..     0.022      0.036   0.041      0.041        0.033
 Net realized gains from
  investments...........        --         --      -- (d)     --           --
                            ------     ------  ------     ------       ------
 Total from Investment
  Activities............     0.022      0.036   0.041      0.041        0.033
                            ------     ------  ------     ------       ------
Distributions:
 Net investment income..    (0.022)    (0.036) (0.041)    (0.041)      (0.033)
                            ------     ------  ------     ------       ------
 Total Distributions....    (0.022)    (0.036) (0.041)    (0.041)      (0.033)
                            ------     ------  ------     ------       ------
Net Asset Value, End of
 Period.................    $ 1.00     $ 1.00  $ 1.00     $ 1.00       $ 1.00
                            ======     ======  ======     ======       ======
Total Return (excludes
 redemption charge).....      2.20%(b)   3.65%   4.17%      4.15%        3.35%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $   50     $  173  $   84     $   73       $   41
Ratio of expenses to
 average net assets.....      1.57%(c)   1.55%   1.53%      1.52%        1.47%(c)
Ratio of net investment
 income to average net
 assets.................      4.44%(c)   3.61%   4.09%      4.10%        3.73%(c)
Ratio of expenses to
 average net assets*....      1.72%(c)   1.67%   1.68%      1.67%        1.68%(c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Net realized gains per share were less than $0.005.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Money Market Portfolio

 Financial Highlights, Trust Shares

                           For the
                          six months
                             ended             For the years ended November 30,
                         May 31, 2000   -----------------------------------------------------
                         (Unaudited)      1999      1998          1997       1996      1995
                         ------------   --------  --------     ----------  --------  --------
Net Asset Value,
 Beginning of Period....   $   1.00     $   1.00  $   1.00     $     1.00  $   1.00  $   1.00
                           --------     --------  --------     ----------  --------  --------
Investment Activities:
 Net investment income..      0.026        0.043     0.050          0.050     0.049     0.054
 Net realized gains from
  investments...........         --           --        -- (a)         --        --        --
                           --------     --------  --------     ----------  --------  --------
 Total from Investment
  Activities............      0.026        0.043     0.050          0.050     0.049     0.054
                           --------     --------  --------     ----------  --------  --------
Distributions:
 Net investment income..     (0.026)      (0.043)   (0.050)        (0.050)   (0.049)   (0.054)
                           --------     --------  --------     ----------  --------  --------
 Total Distributions....     (0.026)      (0.043)   (0.050)        (0.050)   (0.049)   (0.054)
                           --------     --------  --------     ----------  --------  --------
Net Asset Value, End of
 Period.................   $   1.00     $   1.00  $   1.00     $     1.00  $   1.00  $   1.00
                           ========     ========  ========     ==========  ========  ========
Total Return............       2.63%(b)     4.43%     5.08%          5.06%     4.99%     5.52%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $612,163     $734,262  $820,923     $1,042,151  $717,265  $698,131
Ratio of expenses to
 average net assets.....       0.82%(c)     0.80%     0.66%          0.64%     0.61%     0.59%
Ratio of net investment
 income to average net
 assets.................       5.19%(c)     4.34%     4.97%          4.96%     4.88%     5.38%
Ratio of expenses to
 average net assets*....       0.97%(c)     0.94%     0.93%          0.92%     0.76%     0.74%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Net realized gains per share were less than $0.005. (b) Not annualized.
(c) Annualized.

 Financial Highlights, Institutional Shares

                           For the
                          six months
                             ended         For the years ended November 30,
                         May 31, 2000   ----------------------------------------------
                         (Unaudited)     1999     1998        1997     1996     1995
                         ------------   -------  -------     -------  -------  -------
Net Asset Value,
 Beginning of Period....   $  1.00      $  1.00  $  1.00     $  1.00  $  1.00  $  1.00
                           -------      -------  -------     -------  -------  -------
Investment Activities:
 Net investment income..     0.026        0.043    0.048       0.048    0.047    0.052
 Net realized gains from
  investments...........        --           --       -- (a)      --       --       --
                           -------      -------  -------     -------  -------  -------
 Total from Investment
  Activities............     0.026        0.043    0.048       0.048    0.047    0.052
                           -------      -------  -------     -------  -------  -------
Distributions:
 Net investment income..    (0.026)      (0.043)  (0.048)     (0.048)  (0.047)  (0.052)
                           -------      -------  -------     -------  -------  -------
 Total Distributions....    (0.026)      (0.043)  (0.048)     (0.048)  (0.047)  (0.052)
                           -------      -------  -------     -------  -------  -------
Net Asset Value, End of
 Period.................   $  1.00      $  1.00  $  1.00     $  1.00  $  1.00  $  1.00
                           =======      =======  =======     =======  =======  =======
Total Return............      2.63%(b)     4.43%    4.95%       4.93%    4.81%    5.33%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $29,361      $36,088  $28,536     $22,022  $15,921  $13,340
Ratio of expenses to
 average net assets.....      0.82%(c)     0.80%    0.78%       0.77%    0.78%    0.77%
Ratio of net investment
 income to average net
 assets.................      5.19%(c)     4.33%    4.84%       4.83%    4.70%    5.20%
Ratio of expenses to
 average net assets*....      0.97%(c)     0.94%    0.93%       0.92%    0.93%    0.92%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Net realized gains per share were less than $0.005. (b) Not annualized.
(c) Annualized.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Money Market Portfolio

 Financial Highlights, Trust II Shares

                                    For the
                                   six months      For the    November 10, 1998
                                     ended        year ended         to
                                  May 31, 2000   November 30, November 30, 1998
                                  (Unaudited)        1999            (a)
                                  ------------   ------------ -----------------
Net Asset Value, Beginning of
 Period.........................    $   1.00       $   1.00       $   1.00
                                    --------       --------       --------
Investment Activities:
 Net investment income..........       0.027          0.046          0.003
                                    --------       --------       --------
 Total from Investment
  Activities....................       0.027          0.046          0.003
                                    --------       --------       --------
Distributions:
 Net investment income..........      (0.027)        (0.046)        (0.003)
                                    --------       --------       --------
 Total Distributions............      (0.027)        (0.046)        (0.003)
                                    --------       --------       --------
Net Asset Value, End of Period..    $   1.00       $   1.00       $   1.00
                                    ========       ========       ========
Total Return....................        2.75%(b)       4.68%          0.27%(b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000)..........................    $529,736       $552,118       $490,020
Ratio of expenses to average net
 assets.........................        0.59%(c)       0.56%          0.56%(c)
Ratio of net investment income
 to average net assets..........        5.42%(c)       4.57%          4.76%(c)
Ratio of expenses to average net
 assets*........................        0.74%(c)       0.70%          0.71%(c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from commencement of operations. (b) Not annualized. (c)
Annualized.
                       See notes to financial statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

               Mercantile Tax-Exempt Money Market Portfolio+, ++

  Q. What is the objective of the Portfolio?

  A. The Mercantile Tax-Exempt Money Market Portfolio seeks as high a level of current interest income exempt from federal income taxes as is consistent with liquidity and stability of principal.

  Q. What were the conditions in the money markets during the six months ended May 31, 2000?

  A. Short-term tax-exempt variable rate demand note yields rose to the 6.00% level by the end of April, 2000 and then fell back to the 4.50% level by the end of May, 2000.

  Q. How did you position the Portfolio to address these conditions?

  A. The Portfolio maintained a relatively short average maturity. We were heavily weighted in tax-exempt variable rate demand notes as their yields were very attractive.

  Q. How did you allocate the Portfolio's assets among various types of securities?

  A. In general, we favored daily and weekly securities as their yields were very attractive. Tax-exempt variable rate demand notes comprised most of the Portfolio.*

  Q. How will you manage the Portfolio during the coming months?

  A. We expect continued fluctuations in short-term tax-exempt rates. We will maintain an average maturity comparable to industry benchmarks. Emphasis will continue to be placed on maintaining a high-quality profile of securities that are not subject to the alternative minimum tax.
-----
+ An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
++ The Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. *Portfolio composition is subject to change.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Tax-Exempt Money Market Portfolio                       May 31, 2000 (Unaudited)

Municipal Bonds (93.4%):

                       Security                         Principal   Amortized
                     Description                          Amount       Cost
                     -----------                        ---------- ------------

Florida (3.6%):
Jacksonville Health Facilities Authority, Daughters
 Health Revenue, 7.50%, Prerefunded 11/1/00...........  $5,000,000 $  5,162,156
                                                                   ------------
Georgia (5.6%):
Putnam County Development Authority, Pollution Control
 Revenue, Georgia Power Co. Plant--2nd Series, 4.34%,
 9/1/29*#.............................................   8,000,000    8,000,000
                                                                   ------------
Idaho (3.5%):
Idaho State, Tax Anticipation Notes, G.O., 4.25%,
 6/30/00..............................................   5,000,000    5,003,254
                                                                   ------------
Illinois (15.6%):
Chicago, O'Hare International Airport Revenue,
 American Airlines, Inc., 4.34%, 12/1/17 (LOC-Royal
 Bank of Canada)*#....................................   8,000,000    8,000,000
Chicago, O'Hare International Airport Revenue,
 American Airlines, Inc., 4.34%, 12/1/17 (LOC-Credit
 Suisse)*#............................................   6,500,000    6,500,000
Illinois State Health Facilities Authority Revenue,
 University Chicago Hospitals, 4.34%, 8/1/26 (MBIA
 Insured, SPA-Bank One, IL)*#.........................   8,000,000    8,000,000
                                                                   ------------
                                                                     22,500,000
                                                                   ------------
Indiana (4.7%):
Indiana State Hopital Equipment Financing Authority
 Revenue, 4.24%, 12/1/15 (MBIA Insured, SPA-NBD
 Bank)*#..............................................   6,700,000    6,700,000
                                                                   ------------
Iowa (1.4%):
Iowa State, School Cash Anticipation Program,
 (Warrants) Iowa School Corp. Series A, 4.00%, 6/23/00
 (FSA Insured)........................................   2,000,000    2,000,898
                                                                   ------------
Kentucky (2.2%):
Lexington-Fayette Urban County Airport Revenue, Series
 A, 4.49%, 7/1/28, AMT (MBIA Insured, SPA-Credit Local
 De France)*#.........................................   3,200,000    3,200,000
                                                                   ------------
Louisiana (4.9%):
St. Charles Parish Pollution Control Revenue, Shell
 Oil Co. Project, 4.34%, 10/1/25*#....................   7,000,000    7,000,000
                                                                   ------------
Minnesota (3.4%):
Minneapolis Community Development Agency, Pollution
 Control Revenue, Northern States Power Co. Project,
 4.19%, 3/1/11*#......................................   4,850,000    4,850,000
                                                                   ------------

Municipal Bonds, continued

                       Security                        Principal   Amortized
                     Description                         Amount       Cost
                     -----------                       ---------- ------------

Missouri (11.3%):
Missouri State Environmental Improvement and Energy
 Resource Authority, Pollution Control Revenue,
 Monsanto Co. Project, 4.24%, 6/1/23*#................ $1,000,000 $  1,000,000
Missouri State Health & Educational Facilities
 Authority, Educational Facilities Revenue, St. Louis
 University, 4.09%, 9/1/10*#..........................  4,600,000    4,600,000
Missouri State Health & Educational Facilities
 Authority, Educational Facilities Revenue, St. Louis
 University, 4.09%, 9/1/10 (SPA-Morgan Guaranty
 Trust)*#.............................................  1,000,000    1,000,000
Missouri State Health & Educational Facilities
 Authority, Educational Facilities Revenue, St. Louis
 University, 4.09%, 12/1/15 (LOC-Morgan Guaranty
 Trust)*#.............................................  6,800,000    6,800,000
Missouri State Health & Educational Facilities
 Authority, Educational Facilities Revenue, St. Louis
 University, 4.14%, 12/1/19*#.........................  2,900,000    2,900,000
                                                                  ------------
                                                                    16,300,000
                                                                  ------------
New Hampshire (2.8%):
New Hampshire Health & Educational Facilities
 Authority Revenue, Series G, 4.19%, 12/1/25 (AMBAC,
 SPA-Mellon Bank N.A.)*#..............................  4,000,000    4,000,000
                                                                  ------------
New Mexico (2.1%):
Albuquerque, Public Improvements, G.O., Series C,
 4.50%, 7/1/00........................................  3,000,000    3,002,151
                                                                  ------------
New York (2.8%):
New York State Medical Care Facilities, Beth Israel
 Medical Center, Series A, 7.50%, Prerefunded 11/1/00
 (MBIA)...............................................  1,690,000    1,744,486
New York State Medical Care Facilities, Financial
 Agency Revenue, 7.88%, Prerefunded 8/15/00...........  2,190,000    2,248,398
                                                                  ------------
                                                                     3,992,884
                                                                  ------------
Oklahoma (3.5%):
Tulsa Industrial Authority Revenue, University of
 Tulsa, 4.29%, 10/1/26 (MBIA, SPA-Credit Local de
 France)*#............................................  5,000,000    5,000,000
                                                                  ------------
Oregon (3.1%):
Oregon State, Series 73 G, G.O., 4.09%, 12/1/18 (SPA-
 Morgan Guaranty Trust)*#.............................  4,500,000    4,500,000
                                                                  ------------
Tennessee (3.5%):
Memphis, Series A, G.O., 4.19%, 8/1/04 (SPA-
 Westdeutshe Landesbank)*#............................  5,000,000    5,000,000
                                                                  ------------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
Tax-Exempt Money Market Portfolio                      May 31, 2000 (Unaudited)

Municipal Bonds, continued

                       Security                          Principal   Amortized
                      Description                          Amount       Cost
                      -----------                        ---------- ------------

Texas (14.5%):
Harris County Health Facilities Development, Hospital
 Revenue, 4.3381%, 12/1/25 (SPA-Morgan Guaranty
 Trust)*#..............................................  $7,000,000 $  7,000,000
North Central Texas Health Facilities Development,
 Methodist Hospitals of Dallas Revenue, 4.34%, 10/1/15
 (MBIA, SPA-Rabobank Netherlands)*#....................   3,700,000    3,700,000
Port Corpus Christi, Port, Airport & Marina Revenue,
 Reynolds Metals Co., 3.99%, 9/1/14 (LOC--Westdeutsche
 Landesbank)*#.........................................   2,200,000    2,200,000
Texas State, Multi-Modal-Water Development Board,
 Series A, 4.34%, 3/1/15 (SPA-State Street Bank & Trust
 Co.)*#................................................   8,000,000    8,000,000
                                                                    ------------
                                                                      20,900,000
                                                                    ------------
Utah (1.4%):
Salt Lake County, Pollution Control Revenue, SVC
 Station Holdings Project, British Petroleum Co.,
 Series B, 4.29%, 8/1/07*#.............................   2,000,000    2,000,000
                                                                    ------------
Washington (3.5%):
Washington State Public Power Supply, Series B, 7.00%,
 Prerefunded 7/1/00....................................   5,000,000    5,107,170
                                                                    ------------
TOTAL MUNICIPAL BONDS.............................................   134,218,513
                                                                    ------------

Investment Companies (6.3%):

                       Security                                     Amortized
                      Description                         Shares       Cost
                      -----------                       ---------- ------------

AIM Tax-Free Trust.....................................  3,836,243 $  3,836,243
Federated Tax-Free Fund................................  5,226,668    5,226,668
                                                                   ------------
TOTAL INVESTMENT COMPANIES                                            9,062,911
                                                                   ------------
TOTAL INVESTMENTS (Amortized Cost $143,281,424)(a)--99.7%           143,281,424
Other assets in excess of liabilities--0.3%                             429,637
                                                                   ------------
TOTAL NET ASSETS--100.0%                                           $143,711,061
                                                                   ============

-----
(a) Cost for federal income tax and financial reporting purposes are the same.
* Variable rate security.
# Stated maturity with option to put.

AMBAC AMBAC Indemnity Corp.
G.O.  General Obligation
LOC   Letter of Credit
MBIA  Municipal Bond Insurance Association
SPA   Standby Purchase Agreement
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Tax-Exempt Money Market Portfolio

Statement of Assets and Liabilities
                                                                   May 31, 2000
                                                                    (Unaudited)
Assets:
Investments, at value (cost $143,281,424)................          $143,281,424
Interest receivable......................................             1,049,910
Prepaid expenses and other assets........................                 4,021
                                                                   ------------
 Total Assets............................................           144,335,355
Liabilities:
Dividends payable........................................ $519,157
Payable to affiliates....................................   82,550
Accrued expenses.........................................   22,587
                                                          --------
 Total Liabilities.......................................               624,294
                                                                   ------------
Net Assets:
Capital..................................................           143,698,869
Undistributed net investment income......................                12,192
                                                                   ------------
Net Assets...............................................          $143,711,061
                                                                   ============
Investor A Shares
 Net Assets..............................................          $    275,152
 Shares..................................................               275,082
 Offering and redemption price per share.................                 $1.00
                                                                          =====
Trust Shares
 Net Assets..............................................          $ 28,306,119
 Shares..................................................            28,306,085
 Offering and redemption price per share.................                 $1.00
                                                                          =====
Trust II Shares
 Net Assets..............................................          $115,129,790
 Shares..................................................           115,129,791
 Offering and redemption price per share.................                 $1.00
                                                                          =====

Statement of Operations
                                          For the six months ended May 31, 2000
                                                                    (Unaudited)
Investment Income:
Interest income............................................          $3,088,496
                                                                     ----------
 Total Investment Income ..................................           3,088,496
                                                                     ----------
Expenses:
Investment advisory fees................................... $323,938
Administration fees........................................   80,983
Distribution and services fees, Investor A Shares..........    2,724
Administrative services fees, Trust Shares.................   48,758
Accounting fees............................................      915
Custodian fees.............................................   16,196
Transfer agent fees........................................   43,300
Other......................................................   34,396
                                                            --------
 Total expenses before voluntary fee reductions............             551,210
 Expenses voluntarily reduced..............................             (40,492)
                                                                     ----------
 Net Expenses..............................................             510,718
                                                                     ----------
Net Investment Income......................................           2,577,778
                                                                     ----------
Change in net assets resulting from operations.............          $2,577,778
                                                                     ==========


                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Tax-Exempt Money Market Portfolio

Statements of Changes in Net Assets
                                                   For the six     For the
                                                   months ended   year ended
                                                   May 31, 2000  November 30,
                                                   (Unaudited)       1999
                                                   ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................ $  2,577,778  $  4,608,180
                                                   ------------  ------------
Change in net assets resulting from operations....    2,577,778     4,608,180
                                                   ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income.......................      (32,089)     (303,265)
Distributions to Trust Shareholders:
 From net investment income.......................     (584,972)     (791,156)
Distributions to Trust II Shareholders:
 From net investment income.......................   (1,960,685)   (3,513,759)
                                                   ------------  ------------
Change in net assets from shareholder
 distributions....................................   (2,577,746)   (4,608,180)
                                                   ------------  ------------
Change in net assets from capital transactions....  (30,309,203)      388,594
                                                   ------------  ------------
Change in net assets..............................  (30,309,171)      388,594
Net Assets:
 Beginning of period..............................  174,020,232   173,631,638
                                                   ------------  ------------
 End of period.................................... $143,711,061  $174,020,232
                                                   ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Tax-Exempt Money Market Portfolio

 Financial Highlights, Investor A Shares

                                        For the years ended November 30,
                                        -----------------------------------
                         For the six                                             For the        For the
                         months ended                                        six months ended  year ended
                         May 31, 2000                                          November 30,     May 31,
                         (Unaudited)     1999     1998      1997     1996        1995 (a)       1995 (d)
                         ------------   -------  -------  --------  -------  ---------------- ------------
Net Asset Value,
 Beginning of Period....   $  1.00      $  1.00  $  1.00  $   1.00  $  1.00      $  1.00        $  1.00
                           -------      -------  -------  --------  -------      -------        -------
Investment Activities:
 Net investment income..     0.015        0.024    0.027     0.028    0.028        0.014          0.027
                           -------      -------  -------  --------  -------      -------        -------
 Total from Investment
  Activities............     0.015        0.024    0.027     0.028    0.028        0.014          0.027
                           -------      -------  -------  --------  -------      -------        -------
Distributions:
 Net investment income..    (0.015)      (0.024)  (0.027)   (0.028)  (0.028)      (0.014)        (0.027)
                           -------      -------  -------  --------  -------      -------        -------
 Total Distributions....    (0.015)      (0.024)  (0.027)   (0.028)  (0.028)      (0.014)        (0.027)
                           -------      -------  -------  --------  -------      -------        -------
Net Asset Value, End of
 Period.................   $  1.00      $  1.00  $  1.00  $   1.00  $  1.00      $  1.00        $  1.00
                           =======      =======  =======  ========  =======      =======        =======
Total Return............      1.53%(b)     2.44%    2.72%     2.88%    2.83%        1.45%(b)       2.70%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $   275      $11,306  $13,980  $ 15,789  $17,984      $ 5,403        $ 5,138
Ratio of expenses to
 average net assets.....      0.80%(c)     0.79%    0.79%     0.77%    0.75%        0.94%(c)       0.84%
Ratio of net investment
 income to average net
 assets.................      3.01%(c)     2.40%    2.68%     2.82%    2.78%        2.87%(c)       2.63%
Ratio of expenses to
 average net assets*....      0.85%(c)     0.84%    0.84%     0.82%    0.80%        0.99%(c)       0.93%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Upon reorganizing as a portfolio of the ARCH Fund, Inc., the Tax-Exempt
Money Market Portfolio changed its fiscal year end from May 31 to November 30.
(b) Not annualized. (c) Annualized. (d) On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares.

 Financial Highlights, Trust Shares

                                        For the years ended November 30,
                         For the six    -----------------------------------      For the
                         months ended                                        six months ended   For the
                         May 31, 2000                                          November 30,    year ended
                         (Unaudited)     1999     1998      1997     1996        1995 (a)     May 31, 1995
                         ------------   -------  -------  --------  -------  ---------------- ------------
Net Asset Value,
 Beginning of Period....   $  1.00      $  1.00  $  1.00  $   1.00  $  1.00      $  1.00        $  1.00
                           -------      -------  -------  --------  -------      -------        -------
Investment Activities:
 Net investment income..     0.015        0.024    0.029     0.030    0.030        0.016          0.029
                           -------      -------  -------  --------  -------      -------        -------
 Total from Investment
  Activities............     0.015        0.024    0.029     0.030    0.030        0.016          0.029
                           -------      -------  -------  --------  -------      -------        -------
Distributions:
 Net investment income..    (0.015)      (0.024)  (0.029)   (0.030)  (0.030)      (0.016)        (0.029)
                           -------      -------  -------  --------  -------      -------        -------
 Total Distributions....    (0.015)      (0.024)  (0.029)   (0.030)  (0.030)      (0.016)        (0.029)
                           -------      -------  -------  --------  -------      -------        -------
Net Asset Value, End of
 Period.................   $  1.00      $  1.00  $  1.00  $   1.00  $  1.00      $  1.00        $  1.00
                           =======      =======  =======  ========  =======      =======        =======
Total Return............      1.53%(b)     2.44%    2.92%     3.08%    3.06%        1.57%(b)       2.93%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $28,306      $38,415  $37,541  $143,517  $95,726      $78,031        $85,324
Ratio of expenses to
 average net assets.....      0.80%(c)     0.79%    0.59%     0.58%    0.53%        0.70%(c)       0.61%
Ratio of net investment
 income to average net
 assets.................      3.01%(c)     2.42%    2.88%     3.04%    3.01%        3.10%(c)       2.87%
Ratio of expenses to
 average net assets*....      0.85%(c)     0.84%    0.84%     0.83%    0.58%        0.75%(c)       0.70%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Upon reorganizing as a portfolio of the ARCH Fund, Inc., the Tax-Exempt Money Market Portfolio changed its fiscal year end from May 31 to November 30.
(b) Not annualized. (c) Annualized.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Tax-Exempt Money Market Portfolio

 Financial Highlights, Trust II Shares

                                    For the
                                   six months      For the    November 16, 1998
                                     ended        year ended         to
                                  May 31, 2000   November 30, November 30, 1998
                                  (Unaudited)        1999            (a)
                                  ------------   ------------ -----------------
Net Asset Value, Beginning of
 Period.........................    $   1.00       $   1.00       $   1.00
                                    --------       --------       --------
Investment Activities:
 Net investment income..........       0.016          0.026          0.001
                                    --------       --------       --------
 Total from Investment
  Activities....................       0.016          0.026          0.001
                                    --------       --------       --------
Distributions:
 Net investment income..........      (0.016)        (0.026)        (0.001)
                                    --------       --------       --------
 Total Distributions............      (0.016)        (0.026)        (0.001)
                                    --------       --------       --------
Net Asset Value, End of Period..    $   1.00       $   1.00       $   1.00
                                    ========       ========       ========
Total Return....................        1.65%(b)       2.68%          0.11%(b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000)..........................    $115,130       $124,299       $122,110
Ratio of expenses to average net
 assets.........................        0.57%(c)       0.55%          0.57%(c)
Ratio of net investment income
 to average net assets..........        3.24%(c)       2.64%          2.69%(c)
Ratio of expenses to average net
 assets*........................        0.62%(c)       0.60%          0.62%(c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from commencement of operations. (b) Not annualized. (c)
Annualized.
                       See notes to financial statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                Mercantile U.S. Government Securities Portfolio


  Q. What were the conditions in the Treasury market during the reporting period?

  A. Over the past six months, the Federal Reserve has raised short-term rates three times. The Federal Funds rate (the rate at which domestic banks can borrow from the Federal Government) has gone from 5.50% to 6.50%. Treasury bond yields have followed the Fed Funds rate increase, but on a slightly smaller scale. The three-month Treasury Bill went from a yield of 5.30% at the beginning of the period to 5.60% at the end of the period. The six-month Treasury Bill had the largest change and tracked closer to the Fed Funds level than any other security, going from 5.50% to 6.30%. The longer maturity Treasuries had even less of a yield increase, in fact, the thirty-year Treasury yield dropped from 6.30% to 6.00% over the period.

  The primary reason that short-term rates have risen more than long-term rates is the U.S. Government program to reduce the Federal debt. Since the Treasury has been running large budget surpluses, they have initiated a buyback program of the longer maturity Treasury debt. This has caused a perceived shortage of long-term Treasury Bonds and as a result, investors have bid up the price of these securities.

  Q. How did you manage the Portfolio's sector exposure and credit quality in that environment?

  A. The credit quality of the Portfolio remains unchanged at AAA. The composition of the Portfolio changed slightly, the mortgage-backed portion of the Portfolio going from 73% to 80%, and the exposure to U.S. Government agencies dropping from 20% to 12%.*

  Q. How did you manage the Portfolio's average maturity and duration during the period?

  A. The average maturity of the Portfolio went from 4.5 years to 4.3 years. The duration of the Portfolio declined slightly from 3.2 years to 3.1 years. The Portfolio's duration continues to track very closely to that of the Lehman Brothers Intermediate Government Bond Index, which currently has a duration of
3.2 years. Unexpected cash inflows and outflows at the end of the month causes the duration of the Portfolio to drift slightly away from the Index at times. For this reason, we constantly monitor and adjust the Portfolio's holdings to remain duration neutral to the Index.

  Q. What is your outlook for the Treasury market?

  A. At this point in time, Treasuries appear to be expensive relative to other sectors of the market. Based on historical comparisons, they are particularly expensive as compared to the agency and mortgaged-backed sectors of the market. We believe our rather large holdings in these two sectors and our avoidance of the Treasury market should provide good relative returns.
-----
* Portfolio composition is subject to change.

                Mercantile U.S. Government Securities Portfolio


                                    [GRAPH]

Value of a $10,000 Investment

                                                          Lehman Brothers
             Investor A     Investor A     Investor B     Intermediate
             (No Load)        (Load)       (No CDSC)*     Government Bond Index

5/90           10,000         9,600          10,000             10,000
5/91           11,212        10,764          11,212             11,190
5/92           12,416        11,920          12,416             12,460
5/93           13,599        13,055          13,599             13,710
5/94           13,674        13,127          13,674             13,880
5/95           15,105        14,500          15,061             15,140
5/96           15,633        15,008          15,481             15,826
5/97           16,602        15,938          16,328             16,953
5/98           17,781        17,070          17,366             18,407
5/99           18,460        17,722          17,938             19,324
5/00           18,817        18,064          18,176             19,904

                         Average Annual Total Returns
                                 as of 5/31/00

                              1 Year     5 Year     10 Year

Investor A (No Load)          1.93%      4.49%       6.53%
Investor A*                  -2.14%      3.64%       6.09%
Investor B (No CDSC)          1.33%      3.77%       6.41%
Investor B (CDSC)**          -3.51%      3.45%       6.41%

 * Reflects 4.00% sales charge.
** Reflects applicable contingent deferred sales charge
   (maximum 5.00%).


                                    [GRAPH]

Value of a $10,000 Investment

                                            Lehman Brothers
                                            Intermediate
             Institutional     Trust        Government Bond Index

5/90           10,000          10,000             10,000
5/91           11,212          11,221             11,190
5/92           12,416          12,463             12,460
5/93           13,599          13,691             13,710
5/94           13,674          13,807             13,880
5/95           15,058          15,297             15,140
5/96           15,582          15,880             15,826
5/97           16,533          16,915             16,953
5/98           17,706          18,170             18,407
5/99           18,399          18,921             19,324
5/00           18,734          19,344             19,904

                         Average Annual Total Returns
                                 as of 5/31/00

                              1 Year     5 Year     10 Year

Trust                         2.24%      4.81%       6.82%
Institutional                 1.82%      4.47%       6.48%


  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile U.S. Government Securities Portfolio is measured against the unmanaged Lehman Brothers Intermediate Government Bond Index, which is generally representative of the total return of intermediate-term U.S. Government securities. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graphs reflects the deduction of these value-added services, as well as the deduction of a 4.00% sales charge on Investor A Shares.

  Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio, which has been restated to reflect the contingent deferred sales charges payable by holders of Investor B Shares who redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and service fees at a maximum annual rate of 1.00%. Had these distribution and service fees been reflected, performance would have been reduced.

  Investor B Shares (CDSC) are not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply. After six years, the performance for the Investor B Shares (CDSC) mirrors the Investor B Shares (No CDSC) performance.

  Institutional Shares were initially offered on June 7, 1994. The performance figures for Institutional Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
U.S. Government Securities Portfolio                    May 31, 2000 (Unaudited)

U.S. Government Agencies (93.1%):
                        Security                         Principal    Market
                      Description                          Amount      Value
                      -----------                        ---------- -----------
Federal Home Loan Mortgage Corp. (43.3%):
6.00%, 11/1/00, Pool #190070............................ $  210,602 $   208,505
5.00%, 2/15/01..........................................  3,000,000   2,961,543
9.50%, 9/1/04, Pool #380053.............................      5,347       5,454
8.50%, 3/1/06, Gold Pool #E00022........................    104,426     105,673
7.50%, 4/1/08, Gold Pool #E45929........................    146,574     145,171
6.00%, 2/1/11, Gold Pool #E62600........................    289,131     271,376
6.50%, 2/1/11, Gold Pool #E00419........................    470,865     449,382
7.00%, 7/1/11, Gold Pool #31335K........................    430,038     417,586
7.00%, 11/1/11, Gold Pool #E65619.......................    274,794     266,837
6.50%, 1/1/12, Gold Pool #E00465........................    622,088     593,706
6.00%, 2/1/12, Gold Pool #E66284........................    990,093     925,785
6.50%, 2/1/12, Gold Pool #E66172........................    368,849     351,392
6.50%, 2/1/12, Gold Pool #E66272........................    620,544     592,233
6.00%, 3/1/12, Gold Pool #E66474........................    801,212     749,172
7.50%, 9/1/12, Gold Pool #G10735........................  2,156,946   2,129,899
5.50%, 12/1/12, Gold Pool #E68353.......................  3,548,702   3,254,033
6.00%, 3/1/13, Gold Pool #E69338........................    821,853     766,799
6.00%, 4/1/13, Gold Pool #E70028........................    765,852     716,108
6.00%, 4/1/13, Pool #E00543.............................  1,617,862   1,509,484
5.50%, 5/1/13, Gold Pool #G10814........................  1,675,907   1,529,606
6.00%, 5/1/13, Gold Pool #E00549........................  4,144,644   3,867,003
6.50%, 10/1/13, Gold Pool #E00574.......................    825,766     785,321
5.50%, 3/1/14, Gold Pool #E00633........................  1,373,759   1,253,835
6.50%, 7/1/14, Gold Pool #E77812........................    943,342     896,697
7.00%, 9/1/14, Gold Pool #E00746........................  2,852,299   2,763,426
                                                                    -----------
                                                                     27,516,026
                                                                    -----------
Federal National Mortgage Assoc. (40.2%):
5.36%, 2/16/01..........................................  5,000,000   4,945,415
6.00%, 3/1/11, Pool #340503.............................    647,607     610,364
6.50%, 5/1/11, Pool #335713.............................    660,293     629,990
6.50%, 5/1/11, Pool #346276.............................    423,217     403,794
6.50%, 7/1/11, Pool #351761.............................    469,283     447,746
6.50%, 7/1/11, Pool #250613.............................  1,160,387   1,107,133
7.00%, 11/1/11, Pool #250738............................    188,232     182,738
7.00%, 11/1/11, Pool #351122............................    148,890     144,544
7.00%, 11/1/11, Pool #349630............................    201,993     196,098
6.50%, 12/1/11, Pool #368127............................    707,397     674,933
6.50%, 12/1/11, Pool #250781............................  1,127,286   1,075,551
6.50%, 12/1/11, Pool #367868............................    626,647     597,888
5.50%, 3/1/13, Pool #420158.............................  1,537,856   1,401,209
6.00%, 4/1/13, Pool #251656.............................    792,545     738,215
6.00%, 4/1/13, Pool #425550.............................  2,577,320   2,400,640
6.50%, 8/1/13, Pool #251901.............................  2,035,305   1,935,010
6.00%, 11/1/13, Pool #323379............................    838,701     781,207
5.50%, 1/1/14, Pool #482515.............................    900,177     820,191
6.50%, 4/1/14, Pool #492264.............................    922,627     876,717
7.00%, 7/1/14, Pool #252637.............................  2,689,125   2,605,093
7.00%, 10/1/14, Pool #252799............................  1,902,575   1,843,122
8.00%, 7/1/24, Pool #190264.............................    541,088     538,153
6.50%, 10/1/27, Pool #400141............................    685,490     635,945
                                                                    -----------
                                                                     25,591,696
                                                                    -----------

U.S. Government Agencies, continued
                         Security                          Principal   Market
                       Description                          Amount     Value
                       -----------                         --------- ----------
Government National Mortgage Assoc. (9.6%):
8.00%, 1/15/07, Pool #315126.............................. $  49,924 $   50,604
6.50%, 5/15/08, Pool #340791..............................    34,822     33,676
9.00%, 7/15/09, Pool #390782..............................   135,222    139,653
9.00%, 11/15/09, Pool #359559.............................   174,881    180,611
8.00%, 10/15/10, Pool #414750.............................   251,741    254,743
6.50%, 11/15/10, Pool #414786.............................    75,656     72,865
6.50%, 2/15/11, Pool #373569..............................   192,889    185,442
6.50%, 3/15/11, Pool #416179..............................    30,712     29,526
6.50%, 3/15/11, Pool #406466..............................   241,787    232,452
6.50%, 3/15/11, Pool #410935..............................   406,714    391,012
6.50%, 3/15/11, Pool #344973..............................   203,917    196,045
6.50%, 3/15/11, Pool #408253..............................   234,466    225,414
6.50%, 4/15/11, Pool #416060..............................   455,412    437,830
6.50%, 4/15/11, Pool #422652..............................   299,815    288,240
6.50%, 5/15/11, Pool #408304..............................   211,587    203,418
6.50%, 5/15/11, Pool #422814..............................    44,192     42,486
6.50%, 5/15/11, Pool #433036..............................   102,293     98,343
6.50%, 6/15/11, Pool #421731..............................   170,565    163,980
6.50%, 6/15/11, Pool #432993..............................    83,340     80,122
6.50%, 7/15/11, Pool #424521..............................   218,010    209,593
6.50%, 7/15/11, Pool #433088..............................   563,027    541,291
8.50%, 5/15/17, Pool #219152..............................    69,897     71,654
8.50%, 6/15/21, Pool #307921..............................   106,147    108,703
7.50%, 12/15/22, Pool #347332.............................   893,033    881,439
8.00%, 5/15/23, Pool #352469..............................   226,378    227,636
9.50%, 1/15/25, Pool #384421..............................    17,790     18,517
9.50%, 2/15/25, Pool #401796..............................    18,163     18,905
9.50%, 2/15/25, Pool #392967..............................     2,231      2,322
9.50%, 2/15/25, Pool #365292..............................   294,988    307,040
9.50%, 3/15/25, Pool #407257..............................    82,113     85,467
9.50%, 4/15/25, Pool #386741..............................    77,295     80,453
7.00%, 9/15/27, Pool #455304..............................   260,405    250,223
                                                                     ----------
                                                                      6,109,705
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCIES                                       59,217,427
                                                                     ----------

U.S. Treasury Bonds (0.3%):

6.38%, 1/31/02............................................   175,000    173,961
                                                                     ----------
TOTAL U.S. TREASURY BONDS                                               173,961
                                                                     ----------

U.S. Treasury Notes (2.3%):

5.63%, 2/28/01............................................ 1,450,000  1,440,485
                                                                     ----------
TOTAL U.S. TREASURY NOTES                                             1,440,485
                                                                     ----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
U.S. Government Securities Portfolio                    May 31, 2000 (Unaudited)


Investment Companies (5.1%):

                        Security                                      Market
                      Description                          Shares      Value
                      -----------                        ---------- -----------
Federated Trust for U.S. Treasury Obligations...........  3,264,100 $ 3,264,100
                                                                    -----------
TOTAL INVESTMENT COMPANIES                                            3,264,100
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $66,521,895)(a)--100.8%                                       64,095,973
Liabilities in excess of other assets--(0.8)%                          (514,359)
                                                                    -----------
TOTAL NET ASSETS--100.0%                                            $63,581,614
                                                                    ===========

-----
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $    29,492
      Unrealized depreciation..   (2,455,414)
                                 -----------
      Net unrealized deprecia-
       tion....................  $(2,425,922)
                                 ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
U.S. Government Securities Portfolio

Statement of Assets and Liabilities
                                                                    May 31, 2000
                                                                     (Unaudited)
Assets:
Investments, at value (cost $66,521,895)...............             $64,095,973
Collateral received for securities loaned..............               3,175,433
Interest receivable....................................                 441,851
Receivable for capital shares sold.....................                     228
Prepaid expenses and other assets......................                   7,568
                                                                    -----------
 Total Assets..........................................              67,721,053
Liabilities:
Dividends payable......................................  $  296,825
Payable to custodian for overdraft.....................     227,097
Payable for capital shares redeemed....................     387,601
Payable for return of collateral received on securities
 loaned................................................   3,175,433
Payable to affiliates..................................      38,400
Accrued expenses.......................................      14,083
                                                         ----------
 Total Liabilities.....................................               4,139,439
                                                                    -----------
Net Assets:
Capital................................................              67,488,720
Undistributed net investment income....................                 376,717
Accumulated net realized losses from investment
 transactions..........................................              (1,857,901)
Net unrealized depreciation from investments...........              (2,425,922)
                                                                    -----------
Net Assets.............................................             $63,581,614
                                                                    ===========
Investor A Shares
 Net Assets............................................             $ 3,778,614
 Shares................................................                 372,572
 Redemption price per share............................                  $10.14
                                                                         ======
Maximum Sales Charge--Investor A Shares................                    4.00%
Maximum Offering Price (100%/(100%--Maximum Sales
 Charge) of net asset value adjusted to the nearest
 cent) per share.......................................                  $10.56
                                                                         ======
Investor B Shares
 Net Assets............................................             $   173,249
 Shares................................................                  17,055
 Offering price per share*.............................                  $10.16
                                                                         ======
Trust Shares
 Net Assets............................................             $51,695,856
 Shares................................................               5,097,128
 Offering and redemption price per share...............                  $10.14
                                                                         ======
Institutional Shares
 Net Assets............................................             $ 7,933,895
 Shares................................................                 785,233
 Offering and redemption price per share...............                  $10.10
                                                                         ======

-----
* Redemption price of Investor B Shares varies based on length of time held.

Statement of Operations
                                         For the six months ended May 31, 2000
                                                                   (Unaudited)
Investment Income:
Interest income..........................................          $ 2,215,534
Income from securities lending...........................                2,140
                                                                   -----------
 Total Investment Income.................................            2,217,674
Expenses:
Investment advisory fees................................. $155,937
Administration fees......................................   69,305
Distribution and services fees, Investor A Shares........    6,054
Distribution and services fees, Investor B Shares........    1,113
Administrative services fees, Trust Shares...............   85,522
Administrative services fees, Institutional Shares.......   11,800
Accounting fees..........................................    8,750
Custodian fees...........................................   17,326
Transfer agent fees......................................   16,266
Other....................................................   23,508
                                                          --------
Total expenses before voluntary fee reductions...........              395,581
Expenses voluntarily reduced.............................             (123,639)
                                                                   -----------
 Net Expenses............................................              271,942
                                                                   -----------
Net Investment Income....................................            1,945,732
                                                                   -----------
Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions.........             (719,217)
Net change in unrealized depreciation from investments...             (714,337)
                                                                   -----------
Net realized/unrealized losses from investments..........           (1,433,554)
                                                                   -----------
Change in net assets resulting from operations...........          $   512,178
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
U.S. Government Securities Portfolio


 Statements of Changes in Net Assets

                                                      For the
                                                     six months     For the
                                                       ended       year ended
                                                    May 31, 2000  November 30,
                                                    (Unaudited)       1999
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  1,945,732  $  5,768,291
 Net realized losses from investment transactions..     (719,217)     (399,710)
 Net change in unrealized depreciation from
  investments......................................     (714,337)   (3,562,519)
                                                    ------------  ------------
Change in net assets resulting from operations.....      512,178     1,806,062
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................     (108,508)     (252,475)
Distributions to Investor B Shareholders:
 From net investment income........................       (5,184)      (10,927)
Distributions to Trust Shareholders:
 From net investment income........................   (1,620,656)   (5,185,567)
Distributions to Institutional Shareholders:
 From net investment income........................     (211,385)     (319,303)
                                                    ------------  ------------
Change in net assets from shareholder
 distributions.....................................   (1,945,733)   (5,768,272)
                                                    ------------  ------------
Change in net assets from capital transactions.....  (20,953,004)  (14,705,061)
                                                    ------------  ------------
Change in net assets...............................  (22,386,559)  (18,667,271)
Net Assets:
 Beginning of period...............................   85,968,173   104,635,444
                                                    ------------  ------------
 End of period..................................... $ 63,581,614  $ 85,968,173
                                                    ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
U.S. Government Securities Portfolio

 Financial Highlights, Investor A Shares

                            For the
                           six months
                             ended       For the years ended November 30,
                          May 31, 2000  --------------------------------------
                          (Unaudited)    1999    1998    1997    1996    1995
                          ------------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Period.....    $10.34     $10.74  $10.62  $10.67  $10.85  $10.05
                             ------     ------  ------  ------  ------  ------
Investment Activities:
 Net investment income...      0.29       0.54    0.57    0.60    0.62    0.64
 Net realized and
  unrealized gains
  (losses) from
  investments............     (0.21)     (0.40)   0.12   (0.07)  (0.15)   0.80
                             ------     ------  ------  ------  ------  ------
 Total from Investment
  Activities.............      0.08       0.14    0.69    0.53    0.47    1.44
                             ------     ------  ------  ------  ------  ------
Distributions:
 Net investment income...     (0.28)     (0.54)  (0.57)  (0.58)  (0.62)  (0.64)
 In excess of net
  realized gains.........        --         --      --      --   (0.03)     --
                             ------     ------  ------  ------  ------  ------
 Total Distributions.....     (0.28)     (0.54)  (0.57)  (0.58)  (0.65)  (0.64)
                             ------     ------  ------  ------  ------  ------
Net Asset Value, End of
 Period..................    $10.14     $10.34  $10.74  $10.62  $10.67  $10.85
                             ======     ======  ======  ======  ======  ======
Total Return (excludes
 sales charge)...........      0.75%(a)   1.37%   6.66%   5.20%   4.57%  14.66%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)............    $3,779     $4,620  $4,664  $5,181  $7,153  $8,179
Ratio of expenses to
 average net assets......      1.03%(b)   0.98%   0.97%   0.97%   0.97%   0.97%
Ratio of net investment
 income to average net
 assets..................      5.39%(b)   5.15%   5.35%   5.56%   5.82%   6.05%
Ratio of expenses to
 average net assets*.....      1.14%(b)   1.09%   1.07%   1.07%   1.07%   1.07%
Portfolio turnover**.....      4.38%     26.17%  54.57% 100.33%  53.76%  93.76%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Not annualized. (b) Annualized.

 Financial Highlights, Investor B Shares

                           For the
                          six months       For the years ended               March 1, 1995
                            ended             November 30,                        to
                         May 31, 2000  ------------------------------------  November 30,
                         (Unaudited)    1999       1998       1997    1996     1995 (a)
                         ------------  ------     ------     ------  ------  -------------
Net Asset Value,
 Beginning of Period....    $10.36     $10.74     $10.61     $10.66  $10.84     $10.34
                            ------     ------     ------     ------  ------     ------
Investment Activities:
 Net investment income..      0.28       0.47 (d)   0.50 (d)   0.51    0.55       0.31
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.24)     (0.38)      0.13      (0.05)  (0.15)      0.50
                            ------     ------     ------     ------  ------     ------
 Total from Investment
  Activities............      0.04       0.09       0.63       0.46    0.40       0.81
                            ------     ------     ------     ------  ------     ------
Distributions:
 Net investment income..     (0.24)     (0.47)     (0.50)     (0.51)  (0.55)     (0.31)
 In excess of net
  realized gains........        --         --         --         --   (0.03)        --
                            ------     ------     ------     ------  ------     ------
 Total Distributions....     (0.24)     (0.47)     (0.50)     (0.51)  (0.58)     (0.31)
                            ------     ------     ------     ------  ------     ------
Net Asset Value, End of
 Period.................    $10.16     $10.36     $10.74     $10.61  $10.66     $10.84
                            ======     ======     ======     ======  ======     ======
Total Return (excludes
 redemption charge).....      0.40%(e)   0.86%      6.02%      4.47%   3.85%     12.85%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $  173     $  282     $  149     $  466  $  359     $   41
Ratio of expenses to
 average net assets.....      1.73%(c)   1.68%      1.67%      1.67%   1.66%      1.68%(c)
Ratio of net investment
 income to average net
 assets.................      4.69%(c)   4.47%      4.67%      4.84%   5.06%      5.37%(c)
Ratio of expenses to
 average net assets*....      1.84%(c)   1.79%      1.77%      1.77%   1.76%      1.78%(c)
Portfolio turnover**....      4.38%     26.17%     54.57%    100.33%  53.76%     93.76%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Represents total return for the Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for the Investor B Shares from March 1, 1995 to November 30, 1995. (c) Annualized.
(d) Per share net investment income has been calculated using the daily average share method. (e) Not annualized.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
U.S. Government Securities Portfolio

 Financial Highlights, Trust Shares

                           For the
                          six months
                            ended          For the years ended November 30,
                         May 31, 2000   -------------------------------------------
                         (Unaudited)     1999     1998     1997     1996     1995
                         ------------   -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period....   $ 10.34      $ 10.74  $ 10.62  $ 10.67  $ 10.85  $ 10.05
                           -------      -------  -------  -------  -------  -------
Investment Activities:
 Net investment income..      0.31         0.58     0.60     0.61     0.66     0.67
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.22)       (0.41)    0.12    (0.05)   (0.15)    0.80
                           -------      -------  -------  -------  -------  -------
 Total from Investment
  Activities............      0.09         0.17     0.72     0.56     0.51     1.47
                           -------      -------  -------  -------  -------  -------
Distributions:
 Net investment income..     (0.29)       (0.57)   (0.60)   (0.61)   (0.66)   (0.67)
 In excess of net
  realized gains........        --           --       --       --    (0.03)      --
                           -------      -------  -------  -------  -------  -------
 Total Distributions....     (0.29)       (0.57)   (0.60)   (0.61)   (0.69)   (0.67)
                           -------      -------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................   $ 10.14      $ 10.34  $ 10.74  $ 10.62  $ 10.67  $ 10.85
                           =======      =======  =======  =======  =======  =======
Total Return............      0.90%(a)     1.67%    6.98%    5.51%    4.88%   15.00%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $51,696      $72,483  $93,683  $72,753  $60,079  $45,513
Ratio of expenses to
 average net assets.....      0.73%(b)     0.68%    0.67%    0.67%    0.67%    0.67%
Ratio of net investment
 income to average net
 assets.................      5.69%(b)     5.45%    5.64%    5.84%    6.10%    6.36%
Ratio of expenses to
 average net assets*....      1.14%(b)     1.09%    1.07%    1.07%    0.77%    0.77%
Portfolio turnover**....      4.38%       26.17%   54.57%  100.33%   53.76%   93.76%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Not annualized. (b) Annualized.

                           For the
                          six months
                            ended          For the years ended November 30,
                         May 31, 2000   -------------------------------------------
                         (Unaudited)     1999     1998     1997     1996     1995
                         ------------   -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period....   $ 10.31      $ 10.70  $ 10.58  $ 10.64  $ 10.82  $ 10.02
                           -------      -------  -------  -------  -------  -------
Investment Activities:
 Net investment income..      0.28         0.53     0.57     0.56     0.62     0.63
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.21)       (0.38)    0.12    (0.04)   (0.15)    0.80
                           -------      -------  -------  -------  -------  -------
 Total from Investment
  Activities............      0.07         0.15     0.69     0.52     0.47     1.43
                           -------      -------  -------  -------  -------  -------
Distributions:
 Net investment income..     (0.28)       (0.54)   (0.57)   (0.58)   (0.62)   (0.63)
 In excess of net
  realized gains........        --           --       --       --    (0.03)      --
                           -------      -------  -------  -------  -------  -------
 Total Distributions....     (0.28)       (0.54)   (0.57)   (0.58)   (0.65)   (0.63)
                           -------      -------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................   $ 10.10      $ 10.31  $ 10.70  $ 10.58  $ 10.64  $ 10.82
                           =======      =======  =======  =======  =======  =======
Total Return............      0.64%(a)     1.45%    6.67%    5.10%    4.55%   14.69%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $ 7,934      $ 8,584  $ 6,140  $ 7,049  $ 2,232  $   667
Ratio of expenses to
 average net assets.....      1.03%(b)     0.98%    0.97%    0.97%    0.96%    0.97%
Ratio of net investment
 income to average net
 assets.................      5.39%(b)     5.17%    5.34%    5.52%    5.75%    5.91%
Ratio of expenses to
 average net assets*....      1.14%(b)     1.09%    1.07%    1.07%    1.06%    1.07%
Portfolio turnover**....      4.38%       26.17%   54.57%  100.33%   53.76%   93.76%
 Financial Highlights, Institutional Shares

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Not annualized. (b) Annualized.
                       See notes to financial statements

                Mercantile Intermediate Corporate Bond Portfolio


  Q. What were the conditions in the bond market during the six month period ended May 31, 2000?

  A. Intermediate bond yields rose throughout the period. The Fed tightened credit by raising short-term interest rates three times. The first increase was on February 2, when the Fed increased rates by 0.25%, the second increase was on March 21, when the Fed also raised rates by 0.25%. The final increase of the period occurred on May 16, when the Fed raised rates 0.50%.

  The two-year Treasury began the period at 6.01% and ended the period at 6.67%. The ten-year Treasury began the period at 6.19% and ended the period at 6.27%. Corporate bonds did particularly poorly over the period, underperforming their Treasury counterparts in the intermediate sector by just over 1.5%. The corporate market was impacted by the increased supply of corporate debt available and the lack of supply in the Treasury market. The U.S. Treasury has been cutting back on the auctions of Treasury securities and at the same time buying back some of its longer-term debt. This buyback of the Treasury debt is due to the unprecedented fiscal surplus that the Government has been experiencing this year.

  Q. How did you manage the Portfolio's sector exposure and credit quality in that environment?

  A. The average quality of the Portfolio remained unchanged at A1. However, we did change the composition of the Portfolio slightly to take advantage of the higher yields available in the corporate sector. We sold all of our mortgage-backed securities and bought a combination of corporates and Treasuries. The corporate securities we bought allowed us to lock in higher yields and at the same time eliminate the prepayment risk of the mortgage-backed securities. The total holding of corporates went from 86.6% at the beginning of the period to 89.9% at the end of the period. Our Treasury exposure went from 0.1% to 5.5%. The increase in Treasuries provides liquidity to the Portfolio since we hold 2.0% in cash./1/

  Q. How did you manage the Portfolio's average maturity and duration?

  A. The average maturity of the Portfolio was reduced from 5.5 years to 4.4 years. The duration of the Portfolio was reduced from 4.2 years to 3.5 years. Both of these changes were implemented to bring the Portfolio's interest rate risk more in line with that of the Lehman Brothers Intermediate Corporate Bond Index, which also has a 3.5 year duration.

  Q. What is your outlook for the corporate bond market?

  A. Corporate bonds have definitely become very cheap relative to the Treasury sector. We believe the Portfolio's large corporate holdings should continue to provide it with a higher income and yield than would otherwise be available in a more stable interest rate environment. Two years ago, corporate spreads widened due to fears of credit risk in the corporate market and a subsequent flight to quality in the Treasury market. This time it is primarily supply problems driving the differences in yield, and we believe that over time these will work themselves out to the benefit of the Portfolio and its shareholders.
-----
/1/The Portfolio composition is subject to change.

               Mercantile Intermediate Corporate Bond Portfolio


                                    [GRAPH]

Value of a $10,000 Investment
                                                                 Lehman Brothers
                                                                   Intermediate
           Investor A   Investor A                                   Corporate
            (No Load)     (Load)*        Trust     Institutional     Bond Index
2/10/97      $10,000      $ 9,600       $10,000       $10,000         $10,000
11/97         10,648       10,222        10,665        10,660          10,771
11/98         11,639       11,173        11,682        11,653          11,636
11/99         11,447       10,989        11,535        11,472          11,766
5/30/2000     11,434       10,976        11,539        11,460          11,797

* Reflects 4.00% sales charge.


                         Average Annual Total Returns
                                 as of 5/31/00

                                                       Since
                                                     Inception
                                            1 Year   (2/10/97)
                   Investor A (No Load)     -0.05%     4.63%
                   Investor A*              -4.05%     3.37%
                   Trust                     0.24%     4.42%
                   Institutional            -0.05%     4.20%


  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Intermediate Corporate Bond Portfolio is measured against the Lehman Brothers Intermediate Corporate Bond Index, an unmanaged index comprised of the Lehman Brothers Intermediate Index, including intermediate and long-term components, and sub-indices covering AAA corporate bonds, AA corporate bonds, A corporate bonds and BAA corporate bonds, each of which also includes intermediate and long-term components. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 4.00% sales charge on Investor A Shares.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Intermediate Corporate Bond Portfolio                   May 31, 2000 (Unaudited)

 Corporate Bonds (89.9%):

                      Security                        Principal     Market
                    Description                         Amount      Value
                    -----------                       ---------- ------------

Aerospace/Defense (2.3%):
Raytheon Co., 6.15%, 11/2/08........................  $1,000,000 $    858,929
                                                                 ------------
Automotive (4.7%):
Ford Motor Credit Corp., 7.50%, 1/15/03.............     800,000      795,530
General Motors Acceptance Corp., 8.50%, 2/4/02,
 MTN................................................     500,000      506,706
General Motors Acceptance Corp., Global Bond, 6.75%,
 2/7/02.............................................     500,000      493,619
                                                                 ------------
                                                                    1,795,855
                                                                 ------------
Automotive Parts (4.2%):
Dana Corp., 6.25%, 3/1/04...........................   1,700,000    1,591,406
                                                                 ------------
Banking (8.3%):
Bank One Dayton, N.A., 6.63%, 4/15/03...............      50,000       48,465
BankAmerica Corp., 8.13%, 2/1/02....................     200,000      201,367
Bankers Trust New York, 7.25%, 1/15/03..............     500,000      490,600
Boatmens Bancshares, 8.63%, 11/15/03................     400,000      409,094
Chase Manhattan Corp., 7.13%, 3/1/05................     500,000      486,236
National Westminster Bank-NY, 9.45%, 5/1/01.........     145,000      147,455
NationsBank Corp., 7.75%, 8/15/04...................     500,000      498,871
NationsBank Corp., 6.88%, 2/15/05...................     600,000      575,656
Wells Fargo & Co., 8.38%, 5/15/02...................     300,000      303,902
                                                                 ------------
                                                                    3,161,646
                                                                 ------------
Beverages (2.6%):
Brown-Forman, Corp., 7.38%, 5/10/05 MTN.............   1,000,000      988,866
                                                                 ------------
Chemicals (4.8%):
Lubrizol Corp., 5.88%, 12/1/08......................   1,000,000      884,189
Praxair, Inc., 6.90%, 11/1/06.......................   1,000,000      926,158
                                                                 ------------
                                                                    1,810,347
                                                                 ------------
Commercial Services (2.2%):
Cendant Corp., 7.75%, 12/1/03.......................     880,000      846,470
                                                                 ------------
Computer Software (3.1%):
Computer Associates, 6.25%, 4/15/03.................     275,000      258,728
Dell Computer Corp., 6.55%, 4/15/08.................   1,000,000      910,825
                                                                 ------------
                                                                    1,169,553
                                                                 ------------
Construction (4.5%):
Armstrong World, 6.35%, 8/15/03.....................   1,950,000    1,691,499
                                                                 ------------
Consumer Goods and Services (3.0%):
Clorox Co., 8.80%, 7/15/01..........................     100,000      101,693
Motorola, Inc., 7.60%, 1/1/07.......................   1,000,000      998,116
Procter & Gamble, Inc., 8.00%, 11/15/03.............      50,000       51,046
                                                                 ------------
                                                                    1,150,855
                                                                 ------------
Electrical & Electronics (2.5%):
Applied Materials, 7.00%, 9/6/05, MTN...............   1,000,000      952,847
                                                                 ------------
Entertainment (2.6%):
Walt Disney Co., Global Bond, Series B, 6.75%,
 3/30/06............................................   1,000,000      966,626
                                                                 ------------

 Corporate Bonds, continued

                      Security                        Principal     Market
                    Description                         Amount      Value
                    -----------                       ---------- ------------

Financial Services (10.7%):
Associates Corp., N.A., 6.88%, 2/1/03...............  $   50,000 $     48,817
Associates Corp., N.A., 7.23%, 5/17/06, MTN.........   1,000,000      954,385
Bear Stearns Co., Inc., 8.25%, 2/1/02...............     500,000      502,221
General Electric Capital Corp., 7.66%, 8/2/04, MTN..   1,000,000    1,006,101
General Motors Acceptance Corp., 5.75%, 11/10/03....   1,000,000      938,920
Merrill Lynch & Co., 8.00%, 6/1/07..................     500,000      495,770
Norwest Financial, Inc., 6.13%, 8/1/03..............      50,000       47,603
St. Paul Companies, Inc., 7.49%, 11/6/02, MTN.......      25,000       24,735
St. Paul Companies, Inc., 7.50%, 12/20/02, MTN......      50,000       49,430
                                                                 ------------
                                                                    4,067,982
                                                                 ------------
Food Products (6.0%):
Campbell Soup Co., 6.90%, 10/15/06..................   1,000,000      966,102
General Mills, 8.90%, 3/15/06, MTN..................   1,000,000    1,046,276
Quaker Oats Co., 9.00%, 12/7/01, MTN................     150,000      152,756
Quaker Oats Co., 9.00%, 12/10/01, MTN...............     125,000      127,309
                                                                 ------------
                                                                    2,292,443
                                                                 ------------
Industrial Goods & Services (3.2%):
E.l. duPont de Nemours & Co., 8.50%, 2/15/03........     200,000      202,329
E.l. duPont de Nemours & Co., 8.13%, 3/15/04........   1,000,000    1,024,618
                                                                 ------------
                                                                    1,226,947
                                                                 ------------
Oil & Exploration, Production & Services (5.5%):
Exxon Capital Corp., 6.63%, 8/15/02.................     100,000       98,446
Texaco Capital, Inc., 7.09%, 2/1/07.................   1,000,000      964,756
Union Texas Petroleum Holdings, Inc., 8.50%,
 4/15/07............................................   1,000,000    1,039,376
                                                                 ------------
                                                                    2,102,578
                                                                 ------------
Paper & Related (2.6%):
International Paper Co., 7.00%, 6/1/01..............   1,000,000      992,604
                                                                 ------------
Retail Stores (5.2%):
Dilliards, Inc., 5.79%, 11/15/01....................     450,000      425,312
J.C. Penney, Inc., 7.60%, 4/1/07....................   1,000,000      839,901
Wal-Mart Stores, Inc., 6.50%, 6/1/03................     100,000       98,062
Wal-Mart Stores, Inc., 7.50%, 5/15/04...............     600,000      604,195
                                                                 ------------
                                                                    1,967,470
                                                                 ------------
Telecommunications (11.0%):
AT&T Corp., 7.13%, 1/15/02..........................      50,000       49,654
AT&T Corp., 6.75%, 4/1/04...........................   1,150,000    1,113,650
AT&T Corp., 7.00%, 5/15/05..........................     100,000       97,054
GTE California, 6.70%, 9/1/09.......................   1,000,000      910,770
SBC Communications, Inc., 7.25%, 7/1/02.............   1,065,000    1,062,506
Southwestern Bell Telephone, 6.56%, 11/15/05, MTN...   1,000,000      949,653
                                                                 ------------
                                                                    4,183,287
                                                                 ------------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
Intermediate Corporate Bond Portfolio                  May 31, 2000 (Unaudited)

 Corporate Bonds, continued

                       Security                         Principal     Market
                      Description                         Amount      Value
                      -----------                       ---------- ------------

Transportation & Shipping (0.5%):
Union Pacific Co., 7.88%, 2/15/02...................... $  200,000 $    200,386
                                                                   ------------
Utilities (0.4%):
National Rural Utilities, 6.65%, 10/1/05...............    100,000       95,848
Pacific Gas & Electric, 6.25%, 8/1/03..................     50,000       47,992
                                                                   ------------
                                                                        143,840
                                                                   ------------
TOTAL CORPORATE BONDS                                                34,162,436
                                                                   ------------
 U.S. Government Agencies (1.4%):

Federal Farm Credit Bank (1.4%):
Federal Farm Credit Bank, 8.95%, 6/1/06................    500,000      536,463
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES                                          536,463
                                                                   ------------
 U.S. Treasury Notes (5.5%):

5.88%, 6/30/00.........................................  1,900,000    1,900,461
5.88%, 11/15/04........................................    180,000      175,106
                                                                   ------------
TOTAL U.S. TREASURY NOTES                                             2,075,567
                                                                   ------------

Investment Companies (2.0%):
                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Federated Money Market Trust............................... 771,674 $   771,674
                                                                    -----------
TOTAL INVESTMENT COMPANIES                                              771,674
                                                                    -----------
TOTAL INVESTMENTS
 Cost ($39,772,093)(a)--98.8%                                        37,546,140
Other assets in excess of liabilities--1.2%                             463,646
                                                                    -----------
TOTAL NET ASSETS--100.0%                                            $38,009,786
                                                                    ===========

-----
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $   113,535
      Unrealized depreciation..   (2,339,488)
                                 -----------
      Net unrealized
       depreciation............  $(2,225,953)
                                 ===========

MTN Medium Term Note
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Intermediate Corporate Bond Portfolio

Statement of Assets and Liabilities
                                                                  May 31, 2000
                                                                   (Unaudited)
Assets:
Investments, at value (cost $39,772,093)...............             $37,546,140
Collateral received for securities loaned..............               4,369,732
Cash...................................................                  30,396
Interest receivable....................................                 673,325
Deferred organization costs............................                   8,227
Prepaid expenses and other assets......................                   4,226
                                                                    -----------
 Total Assets..........................................              42,632,046
Liabilities:
Dividends payable......................................  $  212,859
Payable for return of collateral received on securities
 loaned................................................   4,369,732
Payable to affiliates..................................      26,462
Accrued expenses.......................................      13,207
                                                         ----------
 Total Liabilities.....................................               4,622,260
                                                                    -----------
Net Assets:
Capital................................................              41,171,965
Undistributed net investment income....................                  27,724
Accumulated net realized losses from investment
 transactions..........................................                (963,950)
Net unrealized depreciation from investments...........              (2,225,953)
                                                                    -----------
Net Assets.............................................             $38,009,786
                                                                    ===========
Investor A Shares
 Net Assets............................................             $   416,101
 Shares................................................                  44,977
 Redemption price per share............................                   $9.25
                                                                          =====
Maximum Sales Charge--Investor A Shares                                    4.00%
Maximum Offering Price (100%/(100%--Maximum Sales
 Charge) of net asset value adjusted to the nearest
 cent) per share.......................................                   $9.64
                                                                          =====
Trust Shares
 Net Assets............................................             $36,645,925
 Shares................................................               3,961,304
 Offering and redemption price per share...............                   $9.25
                                                                          =====
Institutional Shares
 Net Assets............................................             $   947,760
 Shares................................................                 102,435
 Offering and redemption price per share...............                   $9.25
                                                                          =====

Statement of Operations
                                         For the six months ended May 31, 2000
                                                                   (Unaudited)
Investment Income:
Interest income..........................................          $ 1,676,840
Income from securities lending...........................                3,514
                                                                   -----------
 Total Investment Income.................................            1,680,354
Expenses:
Investment advisory fees................................. $126,576
Administration fees......................................   46,028
Distribution and services fees, Investor A Shares........      646
Administrative services fees, Trust Shares...............   66,789
Administrative services fees, Institutional Shares.......    1,452
Accounting fees..........................................    6,418
Custodian fees...........................................   11,507
Transfer agent fees......................................    9,082
Other....................................................   16,206
                                                          --------
Total expenses before voluntary fee reductions...........              284,704
Expenses voluntarily reduced.............................              (89,803)
                                                                   -----------
Net Expenses.............................................              194,901
                                                                   -----------
Net Investment Income....................................            1,485,453
                                                                   -----------
Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions.........             (693,824)
Net change in unrealized depreciation from investments...             (728,996)
                                                                   -----------
Net realized/unrealized losses from investments..........           (1,422,820)
                                                                   -----------
Change in net assets resulting from operations...........          $    62,633
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Intermediate Corporate Bond Portfolio

 Statements of Changes in Net Assets

                                                     For the six     For the
                                                     months ended   year ended
                                                     May 31, 2000  November 30,
                                                     (Unaudited)       1999
                                                     ------------  ------------
From Investment Activities:
Operations:
 Net investment income.............................. $  1,485,453  $ 3,636,414
 Net realized losses from investment transactions...     (693,824)    (260,282)
 Net change in unrealized depreciation from
  investments.......................................     (728,996)  (4,228,730)
                                                     ------------  -----------
Change in net assets resulting from operations......       62,633     (852,598)
                                                     ------------  -----------
Distributions to Investor A Shareholders:
 From net investment income.........................      (13,297)     (24,573)
 In excess of net realized gains from investment
  transactions......................................           --         (344)
Distributions to Trust Shareholders:
 From net investment income.........................   (1,441,370)  (3,551,042)
 In excess of net realized gains from investment
  transactions......................................           --      (66,984)
Distributions to Institutional Shareholders:
 From net investment income.........................      (29,868)     (60,807)
 In excess of net realized gains from investment
  transactions......................................           --       (1,354)
                                                     ------------  -----------
Change in net assets from shareholder
 distributions......................................   (1,484,535)  (3,705,104)
                                                     ------------  -----------
Change in net assets from capital transactions......  (12,324,591)    (431,642)
                                                     ------------  -----------
Change in net assets................................  (13,746,493)  (4,989,344)
Net Assets:
 Beginning of period................................   51,756,279   56,745,623
                                                     ------------  -----------
 End of period...................................... $ 38,009,786  $51,756,279
                                                     ============  ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Intermediate Corporate Bond Portfolio

 Financial Highlights, Investor A Shares

                                  For the      For the years
                                 six months        ended        February 10, 1997
                                   ended       November 30,            to
                                May 31, 2000   ---------------  November 30, 1997
                                (Unaudited)     1999     1998          (a)
                                ------------   ------   ------  -----------------
Net Asset Value, Beginning of
 Period.......................     $9.55       $10.30   $10.11       $10.00
                                   -----       ------   ------       ------
Investment Activities:
 Net investment income........      0.29         0.57     0.60         0.52
 Net realized and unrealized
  gains (losses) from
  investments.................     (0.30)       (0.74)    0.30         0.11
                                   -----       ------   ------       ------
 Total from Investment
  Activities..................     (0.01)       (0.17)    0.90         0.63
                                   -----       ------   ------       ------
Distributions:
 Net investment income........     (0.29)       (0.57)   (0.60)       (0.52)
 Net realized gains...........        --           --    (0.11)          --
 In excess of net realized
  gains.......................        --        (0.01)      --           --
                                   -----       ------   ------       ------
 Total Distributions..........     (0.29)       (0.58)   (0.71)       (0.52)
                                   -----       ------   ------       ------
Net Asset Value, End of
 Period.......................     $9.25       $ 9.55   $10.30       $10.11
                                   =====       ======   ======       ======
Total Return (excludes sales
 charge)......................     (0.11)%(b)   (1.65)%   9.32%        6.48%(b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000)........................     $ 416       $  436   $  284       $  277
Ratio of expenses to average
 net assets...................      1.14%(c)     1.09%    0.89%        0.58%(c)
Ratio of net investment income
 to average net assets........      6.18%(c)     5.78%    5.92%        6.52%(c)
Ratio of expenses to average
 net assets*..................      1.24%(c)     1.19%    1.19%        1.31%(c)
Portfolio turnover**..........     10.91%       25.71%    9.65%       61.98%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

 Financial Highlights, Trust Shares

                                For the      For the years
                              six months         ended         February 10, 1997
                                 ended       November 30,             to
                              May 31, 200   -----------------  November 30, 1997
                              (Unaudited)    1999      1998           (a)
                              -----------   -------   -------  -----------------
Net Asset Value, Beginning
 of Period..................    $  9.55     $ 10.29   $ 10.11       $ 10.00
                                -------     -------   -------       -------
Investment Activities:
 Net investment income......       0.30        0.60      0.63          0.53
 Net realized and unrealized
  gains (losses) from
  investments...............      (0.30)      (0.73)     0.29          0.11
                                -------     -------   -------       -------
 Total from Investment
  Activities................         --       (0.13)     0.92          0.64
                                -------     -------   -------       -------
Distributions:
 Net investment income......      (0.30)      (0.60)    (0.63)        (0.53)
 Net realized gains.........         --          --     (0.11)           --
 In excess of net realized
  gains.....................         --       (0.01)       --            --
                                -------     -------   -------       -------
 Total Distributions........      (0.30)      (0.61)    (0.74)        (0.53)
                                -------     -------   -------       -------
Net Asset Value, End of
 Period.....................    $  9.25     $  9.55   $ 10.29       $ 10.11
                                =======     =======   =======       =======
Total Return................       0.03%(b)   (1.26)%    9.53%         6.65%(b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000)......................    $36,646     $50,325   $55,337       $44,443
Ratio of expenses to average
 net assets.................       0.84%(c)    0.79%     0.60%         0.29%(c)
Ratio of net investment
 income to average net
 assets.....................       6.48%(c)    6.07%     6.23%         6.90%(c)
Ratio of expenses to average
 net assets*................       1.24%(c)    1.19%     1.19%         1.32%(c)
Portfolio turnover**........      10.91%      25.71%     9.65%        61.98%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Intermediate Corporate Bond Portfolio

 Financial Highlights, Institutional Shares

                                 For the      For the years
                                six months        ended        February 10, 1997
                                  ended       November 30,            to
                               May 31, 2000   ---------------  November 30, 1997
                               (Unaudited)     1999     1998          (a)
                               ------------   ------   ------  -----------------
Net Asset Value, Beginning of
 Period......................     $ 9.55      $10.29   $10.11       $10.00
                                  ------      ------   ------       ------
Investment Activities:
 Net investment income.......       0.29        0.57     0.61         0.53
 Net realized and unrealized
  gains (losses) from
  investments................      (0.30)      (0.73)    0.29         0.11
                                  ------      ------   ------       ------
 Total from Investment
  Activities.................      (0.01)      (0.16)    0.90         0.64
                                  ------      ------   ------       ------
Distributions:
 Net investment income.......      (0.29)      (0.57)   (0.61)       (0.53)
 Net realized gains..........         --          --    (0.11)          --
 In excess of net realized
  gains......................         --       (0.01)      --           --
                                  ------      ------   ------       ------
 Total Distributions.........      (0.29)      (0.58)   (0.72)       (0.53)
                                  ------      ------   ------       ------
Net Asset Value, End of
 Period......................     $ 9.25      $ 9.55   $10.29       $10.11
                                  ======      ======   ======       ======
Total Return.................      (0.11)%(b)  (1.56)%   9.32%        6.60%(b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000).......................     $  948      $  996   $1,124       $   27
Ratio of expenses to average
 net assets..................       1.14%(c)    1.09%    1.07%        0.29%(c)
Ratio of net investment
 income to average net
 assets......................       6.18%(c)    5.77%    5.72%        7.06%(c)
Ratio of expenses to average
 net assets*.................       1.24%(c)    1.19%    1.18%        1.31%(c)
Portfolio turnover**.........      10.91%      25.71%    9.65%       61.98%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.
                       See notes to financial statements

                        Mercantile Bond Index Portfolio


  Q. What were the conditions in the bond market during the six month period ended May 31, 2000?

  A. Rising inflationary fears caused the Fed to increase short-term rates three times during the past six months. The Consumer Price Index (CPI) had been rising at a rate of 0.2% per month for the first three months of the period. Then, in February, we saw a spike of 0.5% for the CPI, and again in March the CPI recorded a 0.7% month over month rate of change. The Fed apparently saw a trend developing. The first two increases in Fed Funds rate were only a quarter of a percentage point each, while the final rate increase was one-half of one percent.

  Treasury yields also rose during this period, but not as much as the Fed Funds rate. The largest yield increase occurred on the six-month Treasury Bill, which rose 0.78%. The smallest increase occurred in the thirty-year Treasury bond, which actually saw its yield drop -0.28%. Corporate bonds, agencies, and mortgaged-backed securities performed relatively poorly during the period, due primarily to the strong demand for Treasuries and the relatively weak demand for other types of securities. The Treasury has been buying back some of its longer maturity debt and cutting back on the auctions of its shorter debt. This has caused a perceived lack of supply in the market for Treasury debt and, as a result, Treasury prices have been bid up.

  Q. How did the Portfolio perform during the period?

  A. The Portfolio posted a total return of 1.65% (Investor A shares without the maximum sales charge) during the six months ended May 31, 2000. That compared to a 1.38% return for its benchmark, the Lehman Brothers Aggregate Bond Index. The Index is comprised of 5,629 securities and the Portfolio currently holds 151 securities to simulate the returns of the Index./1/ Minor return differences will occur over short time periods, but over longer time periods the returns of the Portfolio should be similar to those of the Index.

  Q. What is your outlook for the bond market and the Portfolio?

  A. The Fed has taken a very proactive stance on inflation, and we believe this will cause the bond market to perform well for the remainder of the year. Regardless of short-term market fluctuations, we will continue to strive to track any changes in the benchmark in accordance with the Portfolio's objective and shareholders' goals.
-----
/1/Portfolio composition is subject to change.

                        Mercantile Bond Index Portfolio


                                    [GRAPH]

Value of a $10,000 Investment
                                                                 Lehman Brothers
                                                                   Intermediate
           Investor A    Investor A                                   Aggregate
            (No Load)     (Load)*        Trust     Institutional     Bond Index
2/10/97      $10,000      $ 9,600       $10,000       $10,000         $10,000
11/97         10,693       10,265        10,715        10,720          10,823
11/98         11,695       11,227        11,754        11,733          11,846
11/99         11,589       11,125        11,682        11,627          11,841
5/30/2000     11,754       11,283        11,878        11,793          11,872

* Reflects 4.00% sales charge.

                   -------------------------------------------
                         Average Annual Total Returns
                                 as of 5/31/00
                                                       Since
                                                     Inception
                                            1 Year   (2/10/97)
                   -------------------------------------------
                   Investor A (No Load)      1.76%     5.49%
                   Investor A*              -2.31%     4.23%
                   Trust                     2.17%     5.34%
                   Institutional             1.76%     5.11%
                   -------------------------------------------

  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Bond Index Portfolio is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index and two Lehman Brothers asset-backed securities indices. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 4.00% sales charge on Investor A Shares.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Bond Index Portfolio                                    May 31, 2000 (Unaudited)

Corporate Bonds (24.8%):
                      Security                        Principal     Market
                    Description                         Amount      Value
                    -----------                       ---------- ------------
Aerospace/Defense (1.5%):
Raytheon Co., 6.45%, 8/15/02........................  $2,595,000 $  2,532,419
                                                                 ------------
Automotive (2.4%):
Ford Motor Credit Corp., Global Bond, 7.00%,
 9/25/01............................................   2,000,000    1,984,484
General Motors Acceptance Corp., 8.88%, 5/15/03.....   2,000,000    2,052,528
                                                                 ------------
                                                                    4,037,012
                                                                 ------------
Automotive Parts (1.1%):
Dana Corp., 6.25%, 3/1/04...........................   2,000,000    1,872,242
                                                                 ------------
Commercial Services (1.1%):
Cendant Corp., 7.75%, 12/1/03.......................   2,000,000    1,923,796
                                                                 ------------
Computer Software (1.1%):
Computer Associates, 6.25%, 4/15/03.................   1,000,000      940,827
Dell Computer Corp., 6.55%, 4/15/08.................   1,000,000      910,825
                                                                 ------------
                                                                    1,851,652
                                                                 ------------
Construction (1.0%):
Armstrong World, 6.35%, 8/15/03.....................   2,000,000    1,734,870
                                                                 ------------
Consumer Goods & Services (2.3%):
Motorola, Inc., 7.60%, 1/1/07.......................   3,000,000    2,994,348
Motorola, Inc., 6.50%, 11/15/28.....................   1,000,000      834,602
                                                                 ------------
                                                                    3,828,950
                                                                 ------------
Financial Services (1.8%):
Household Finance Corp., 8.38%, 11/15/01............   1,000,000    1,009,142
Household Finance Corp., 6.88%, 3/1/07..............   1,000,000      928,535
Merrill Lynch & Co., 8.00%, 2/1/02..................   1,000,000    1,008,924
                                                                 ------------
                                                                    2,946,601
                                                                 ------------
Food Products (0.6%):
Campbell Soup Co., 6.90%, 10/15/06..................   1,000,000      966,102
                                                                 ------------
Industrial Goods & Services (0.6%):
E.I. duPont de Nemours & Co., 6.88%, 10/15/09.......   1,000,000      949,307
                                                                 ------------
Oil & Exploration, Production & Services (4.8%):
Texaco Capital, Inc., 7.09%, 2/1/07.................   1,500,000    1,447,134
Union Texas Petroleum Holdings, Inc., 8.50%,
 4/15/07............................................   6,275,000    6,522,085
                                                                 ------------
                                                                    7,969,219
                                                                 ------------
Paper & Related (1.2%):
International Paper Co., 7.00%, 6/1/01..............   2,000,000    1,985,208
                                                                 ------------
Retail Stores (1.7%):
Dillards, Inc., 5.79%, 11/15/01.....................   3,000,000    2,835,411
                                                                 ------------
Telecommunications (3.6%):
Bell Telephone Co. of Pennsylvania, 8.75%, 8/15/31..   1,000,000    1,053,913
Lucent Technologies, Inc., 6.90%, 7/15/01...........   3,000,000    2,995,428
Northern Telecom Ltd., 6.88%, 10/1/02...............   1,000,000      981,307
Pacific Bell, 7.25%, 7/1/02.........................   1,000,000      997,658
                                                                 ------------
                                                                    6,028,306
                                                                 ------------
TOTAL CORPORATE BONDS                                              41,461,095
                                                                 ------------

U.S. Government Agencies (41.4%):
                       Security                         Principal     Market
                      Description                         Amount      Value
                      -----------                       ---------- ------------
Federal Home Loan Bank (4.8%):
5.52%, 4/9/01, Series 3101............................. $1,500,000 $  1,481,289
5.75%, 4/30/01, Series 4901............................  1,000,000      988,442
6.39%, 6/22/04, Series K504............................  2,000,000    1,931,208
6.67%, 1/8/07, Series I-07.............................  1,000,000      958,659
5.67%, 9/11/08, Series KS08............................  3,000,000    2,661,657
                                                                   ------------
                                                                      8,021,255
                                                                   ------------
Federal Home Loan Mortgage Corp. (17.6%):
8.50%, 10/1/01, Pool #200055...........................      9,174        9,223
9.00%, 3/1/03, Pool #380019............................     52,225       52,912
9.00%, 5/1/03, Pool #380021............................     17,915       18,144
7.50%, 11/1/09, Gold Pool #M30082......................  1,121,216    1,100,543
7.00%, 11/1/10, Gold Pool #E20202......................    179,298      174,312
7.00%, 11/1/10, Gold Pool #E62010......................    194,862      189,444
6.00%, 2/1/11, Gold Pool #E62600.......................    289,131      271,376
6.00%, 3/1/11, Gold Pool #E63503.......................    645,606      605,961
6.00%, 4/1/11, Gold Pool #E63515.......................    587,800      551,704
6.00%, 6/1/11, Gold Pool #E00439.......................    642,424      602,974
7.00%, 7/1/11, Pool #31335K............................    590,052      572,966
6.00%, 3/1/12, Gold Pool #E66538.......................    968,555      905,645
7.50%, 9/1/12, Gold Pool #G10735.......................  1,206,844    1,191,712
6.00%, 3/1/13, Gold Pool #E69338.......................    821,854      766,799
6.00%, 3/1/13, Pool #E69425............................    753,601      703,119
6.00%, 4/1/13, Gold Pool #E70028.......................    765,852      716,108
6.00%, 4/1/13, Pool #E00543............................  1,617,862    1,509,484
6.50%, 10/1/13, Gold Pool #E00574......................  1,651,533    1,570,642
5.50%, 11/1/13, Gold Pool #E73355......................    868,962      793,105
5.50%, 11/1/13, Gold Pool #E73249......................  2,219,027    2,025,314
5.50%, 11/1/13, Gold Pool #E72928......................    932,671      851,252
5.50%, 12/1/13, Gold Pool #E73342......................    874,109      797,802
5.50%, 12/1/13, Gold Pool #E00598......................  1,807,752    1,649,942
6.00%, 6/1/14, Gold Pool #E00677.......................  1,877,472    1,750,156
6.00%, 2/1/26, Gold Pool #D68286.......................    172,561      155,998
6.00%, 3/1/26, Gold Pool #C80393.......................  1,805,170    1,631,908
6.00%, 4/1/26, Gold Pool #D70772.......................    333,113      301,141
6.00%, 4/1/26, Gold Pool #D70405.......................    271,373      245,743
6.00%, 4/1/26, Gold Pool #C80395.......................     91,446       82,669
8.00%, 11/1/26, Gold Pool #D76134......................    146,790      146,145
6.00%, 12/1/26, Gold Pool #D76870......................     20,606       18,628
6.00%, 12/1/26, Gold Pool #C80465......................    749,230      677,318
8.00%, 12/1/26, Gold Pool #D76530......................    290,716      289,439
8.00%, 12/1/26, Gold Pool #D76906......................    194,676      193,822
7.00%, 1/1/27, Gold Pool #D77743.......................    541,376      516,247
7.00%, 1/1/27, Gold Pool #D77720.......................  1,279,062    1,219,693
8.00%, 1/1/27, Gold Pool #C00490.......................    327,354      325,917
6.00%, 1/1/29, Gold Pool #C00702.......................  2,800,095    2,520,487
6.00%, 3/1/29, Gold Pool #C00730.......................  1,906,911    1,715,583
                                                                   ------------
                                                                     29,421,377
                                                                   ------------
Federal National Mortgage Assoc. (13.3%):
6.00%, 11/1/00, Pool #190070...........................    210,602      208,505
7.50%, 2/11/02.........................................  4,970,000    4,993,056
6.00%, 5/1/11, Pool #337194............................    606,616      568,399
6.00%, 2/1/12, Pool #250917............................    712,606      665,194
6.00%, 3/1/12, Pool #374638............................    645,885      602,911
6.00%, 3/1/12, Pool #373131............................    720,660      672,711
6.00%, 3/1/12, Pool #359504............................    755,013      704,778
7.50%, 3/1/12, Pool #250858............................  1,204,368    1,190,039
6.00%, 4/1/13, Pool #414671............................    732,254      682,057

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
Bond Index Portfolio                                   May 31, 2000 (Unaudited)

U.S. Government Agencies, continued
                        Security                         Principal    Market
                      Description                          Amount      Value
                      -----------                        ---------- -----------
Federal National Mortgage Assoc., continued
5.50%, 11/1/13, Pool #449032............................ $  924,302 $   842,173
6.00%, 11/1/13, Pool #323379............................    838,701     781,207
5.50%, 1/1/14, Pool #482515.............................  1,800,354   1,640,383
6.00%, 10/1/26, Pool #368935............................  1,177,307   1,065,730
9.00%, 10/1/26, Pool #353671............................     72,664      74,734
9.00%, 10/1/26, Pool #358137............................     66,579      68,475
9.00%, 10/1/26, Pool #361800............................     79,829      82,103
9.00%, 11/1/26, Pool #364453............................    149,326     153,579
9.00%, 11/1/26, Pool #358703............................     59,666      61,365
9.00%, 12/1/26, Pool #368686............................     47,308      48,655
6.00%, 1/1/28, Pool #398195.............................    774,604     696,866
6.00%, 1/1/28, Pool #402874.............................    807,475     727,464
6.00%, 12/1/28, Pool #455087............................  1,865,326   1,678,124
6.00%, 1/1/29, Pool #481539.............................  1,865,412   1,678,201
6.00%, 7/1/29, Pool #323812.............................  2,688,121   2,415,616
                                                                    -----------
                                                                     22,302,325
                                                                    -----------
Government National Mortgage Assoc. (5.7%):
7.50%, 4/15/02, Pool #210173............................     38,498      38,453
7.50%, 7/15/02, Pool #216193............................      6,341       6,334
7.50%, 7/15/08, Pool #349404............................    213,726     213,182
7.50%, 8/15/10, Pool #413412............................     74,961      74,687
7.50%, 9/15/10, Pool #413117............................     64,880      64,643
7.50%, 11/15/10, Pool #415775...........................    164,045     163,445
6.00%, 3/15/11, Pool #425964............................     37,057      34,819
6.50%, 3/15/11, Pool #419123............................     17,428      16,755
6.00%, 4/15/11, Pool #393849............................    337,674     317,278
6.00%, 4/15/11, Pool #421800............................     42,587      40,015
6.00%, 4/15/11, Pool #429397............................    406,888     382,312
6.00%, 5/15/11, Pool #421871............................    507,169     476,536
6.00%, 5/15/11, Pool #432659............................    390,321     366,745
6.00%, 5/15/11, Pool #345647............................     37,833      35,548
6.50%, 5/15/11, Pool #412598............................    382,238     367,481
6.50%, 5/15/11, Pool #432640............................    253,425     243,641
6.00%, 6/15/11, Pool #406582............................    195,517     183,707
6.00%, 6/15/11, Pool #423828............................    201,195     189,043
6.50%, 6/15/11, Pool #426173............................    358,989     345,130
6.50%, 8/15/11, Pool #421746............................    248,973     239,361
6.50%, 2/15/12, Pool #393334............................    309,802     297,727
6.50%, 3/15/12, Pool #399161............................    301,908     290,140
7.50%, 7/15/12, Pool #447382............................    497,857     495,470
8.50%, 11/15/21, Pool #297863...........................    108,578     111,192
8.00%, 5/15/23, Pool #350495............................  1,772,272     178,258
9.00%, 5/15/25, Pool #401372............................     85,803      88,516
9.00%, 5/15/25, Pool #386743............................    210,908     217,578
9.50%, 8/15/25, Pool #414557............................     20,520      21,358
7.50%, 10/15/25, Pool #366152...........................    262,260     258,244
7.50%, 10/15/25, Pool #366154...........................    320,811     315,899
6.50%, 3/15/26, Pool #419578............................     58,865      55,277
6.50%, 4/15/26, Pool #422656............................    756,950     710,812
6.50%, 5/15/26, Pool #428852............................     74,180      69,659
6.50%, 6/15/26, Pool #423801............................    648,812     609,265
7.00%, 8/20/26, Pool #002266............................    372,149     355,866
9.50%, 9/15/26, Pool #438724............................    127,417     132,664
9.50%, 10/15/26, Pool #438728...........................    131,549     136,966
9.50%, 11/15/26, Pool #436994...........................     54,058      56,284
9.50%, 11/15/26, Pool #438731...........................     50,676      52,763
7.00%, 9/15/27, Pool #455304............................    434,008     417,036
7.00%, 8/15/28, Pool #482697............................    876,125     841,481
                                                                    -----------
                                                                      9,511,570
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES                                       69,256,527
                                                                    -----------

U.S. Treasury Bonds (17.1%):
                                                        Shares or
                       Security                         Principal     Market
                      Description                         Amount      Value
                      -----------                       ---------- ------------
12.00%, 8/15/13, Callable on
 8/15/08 @ 100......................................... $2,055,000 $  2,740,856
7.50%, 11/15/16........................................  1,250,000    1,385,548
8.75%, 5/15/17.........................................  1,500,000    1,856,250
8.13%, 8/15/19.........................................  6,000,000    7,126,878
8.75%, 8/15/20.........................................  2,000,000    2,528,750
7.63%, 11/15/22........................................  4,600,000    5,288,565
6.25%, 8/15/23.........................................  3,000,000    2,970,000
6.00%, 2/15/26.........................................  5,000,000    4,804,690
                                                                   ------------
TOTAL U.S. TREASURY BONDS                                            28,701,537
                                                                   ------------
U.S. Treasury Notes (15.5%):
6.38%, 9/30/01.........................................  1,500,000    1,492,500
5.88%,11/30/01.........................................  3,000,000    2,963,439
6.00%, 7/31/02.........................................  4,000,000    3,942,500
5.88%, 9/30/02.........................................  2,100,000    2,063,250
5.75%, 8/15/03.........................................  2,930,000    2,854,005
7.25%, 5/15/04.........................................  1,470,000    1,499,400
5.88%, 11/15/04........................................  1,600,000    1,556,501
6.63%, 5/15/07.........................................  2,750,000    2,764,611
6.13%, 8/15/07.........................................  4,500,000    4,404,375
5.63%, 5/15/08.........................................  2,500,000    2,373,438
                                                                   ------------
TOTAL U.S. TREASURY NOTES                                            25,914,019
                                                                   ------------
Investment Companies (0.6%):
Federated Money Market Trust...........................  1,055,841    1,055,842
                                                                   ------------
TOTAL INVESTMENT COMPANIES                                            1,055,842
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $172,811,153)(a)--99.4%                                      166,389,020
Other assets in excess of liabilities--0.6%                           1,015,675
                                                                   ------------
TOTAL NET ASSETS--100.0%                                           $167,404,695
                                                                   ============

-----
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.................................. $ 1,743,247
      Unrealized depreciation..................................  (8,165,380)
                                                                -----------
      Net unrealized depreciation.............................. $(6,422,133)
                                                                ===========  ===

MERCANTILE MUTUAL FUNDS, INC.
Bond Index Portfolio

Statement of Assets and Liabilities
                                                                  May 31, 2000
                                                                   (Unaudited)
Assets:
Investments, at value (cost $172,811,153)............             $166,389,020
Collateral received for securities loaned............               49,072,857
Interest receivable..................................                2,027,450
Receivable for capital shares sold...................                   29,000
Deferred organization costs..........................                    4,855
Prepaid expenses and other assets....................                    7,390
                                                                  ------------
 Total Assets........................................              217,530,572
Liabilities:
Dividends payable.................................... $   885,799
Payable for return of collateral received on
 securities loaned...................................  49,072,857
Payable to custodian for overdraft...................      26,193
Payable for capital shares redeemed..................      43,888
Payable to affiliates................................      77,905
Accrued expenses.....................................      19,235
                                                      -----------
 Total Liabilities...................................               50,125,877
                                                                  ------------
Net Assets:
Capital..............................................              174,908,913
Distributions in excess of net investment income.....                   (1,697)
Accumulated net realized losses from investment
 transactions........................................               (1,080,388)
Net unrealized depreciation from investments.........               (6,422,133)
                                                                  ------------
Net Assets...........................................             $167,404,695
                                                                  ============
Investor A Shares
 Net Assets..........................................             $    971,870
 Shares..............................................                  101,292
 Redemption price per share..........................                    $9.59
                                                                         =====
Maximum Sales Charge--Investor A Shares..............                     4.00%
 Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent) per share....................................                    $9.99
                                                                         =====
Trust Shares
 Net Assets..........................................             $146,264,286
 Shares..............................................               15,258,287
 Offering and redemption price per share.............                    $9.59
                                                                         =====
Institutional Shares
 Net Assets..........................................             $ 20,168,539
 Shares..............................................                2,102,175
 Offering and redemption price per share.............                    $9.59
                                                                         =====

Statement of Operations
                                         For the six months ended May 31, 2000
                                                                   (Unaudited)
Investment Income:
Interest income..........................................          $ 6,042,347
Income from securities lending...........................               11,713
                                                                   -----------
 Total Investment Income.................................            6,054,060
Expenses:
Investment advisory fees................................. $265,465
Administration fees......................................  176,977
Distribution and services fees, Investor A Shares........    1,533
Administrative services fees, Trust Shares...............  232,252
Administrative services fees, Institutional Shares.......   31,292
Accounting fees..........................................   13,589
Custodian fees...........................................   44,245
Transfer agent fees......................................   34,184
Other....................................................   39,547
                                                          --------
 Total expenses before voluntary fee reductions..........              839,084
 Expenses voluntarily reduced............................             (320,740)
                                                                   -----------
 Net Expenses............................................              518,344
                                                                   -----------
Net Investment Income....................................            5,535,716
                                                                   ===========
Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions.........           (1,034,771)
Net change in unrealized depreciation from investments...           (1,872,237)
                                                                   -----------
Net realized/unrealized losses from investments..........           (2,907,008)
                                                                   -----------
Change in net assets resulting from operations...........          $ 2,628,708
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Bond Index Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                     six months     For the
                                                        ended      year ended
                                                    May 31, 2000  November 30,
                                                    (Unaudited)       1999
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  5,535,716  $ 11,771,650
 Net realized losses from investment transactions..   (1,034,771)      (98,655)
 Net change in unrealized depreciation from
  investments......................................   (1,872,237)  (13,024,538)
                                                    ------------  ------------
Change in net assets resulting from operations.....    2,628,708    (1,351,543)
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................      (30,349)      (66,295)
 In excess of net investment income................           --            (7)
 From net realized gains from investment
  transactions.....................................           --        (1,522)
 In excess of net realized gains from investment
  transactions.....................................           --          (197)
Distributions to Trust Shareholders:
 From net investment income........................   (4,833,072)  (10,589,956)
 In excess of net investment income................           --        (1,170)
 From net realized gains from investment
  transactions.....................................           --      (732,097)
 In excess of net realized gains from investment
  transactions.....................................           --       (94,903)
Distributions to Institutional Shareholders:
 From net investment income........................     (619,653)   (1,115,400)
 In excess of net investment income................           --          (123)
 From net realized gains from investment
  transactions.....................................           --       (27,179)
 In excess of net realized gains from investment
  transactions.....................................           --        (3,523)
                                                    ------------  ------------
Change in net assets from shareholder
 distributions.....................................   (5,483,074)  (12,632,372)
                                                    ------------  ------------
Change in net assets from capital transactions.....  (28,947,890)   36,404,559
                                                    ------------  ------------
Change in net assets...............................  (31,802,256)   22,420,644
Net Assets:
 Beginning of period...............................  199,206,951   176,786,307
                                                    ------------  ------------
 End of period..................................... $167,404,695  $199,206,951
                                                    ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Bond Index Portfolio

 Financial Highlights, Investor A Shares

                            For the           For the
                           six months       years ended       February 10, 1997
                             ended         November 30,              to
                          May 31, 2000   -------------------  November 30, 1997
                          (Unaudited)      1999       1998           (a)
                          ------------   --------   --------  -----------------
Net Asset Value,
 Beginning of Period.....   $   9.74     $  10.45   $  10.17      $  10.00
                            --------     --------   --------      --------
Investment Activities:
 Net investment income...       0.29         0.56       0.61          0.50
 Net realized and
  unrealized gains
  (losses) from
  investments............      (0.15)       (0.65)      0.31          0.17
                            --------     --------   --------      --------
 Total from Investment
  Activities.............       0.14        (0.09)      0.92          0.67
                            --------     --------   --------      --------
Distributions:
 Net investment income...      (0.29)       (0.57)     (0.61)        (0.50)
 Net realized gains......         --        (0.04)     (0.03)           --
 In excess of net
  realized gains.........         --        (0.01)        --            --
                            --------     --------   --------      --------
 Total Distributions.....      (0.29)       (0.62)     (0.64)        (0.50)
                            --------     --------   --------      --------
Net Asset Value, End of
 Period..................   $   9.59     $   9.74   $  10.45      $  10.17
                            ========     ========   ========      ========
Total Return (excludes
 sales charge)...........       1.42%(b)    (0.90)%     9.36%         6.93%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)............   $    972     $  1,074   $    364      $     55
Ratio of expenses to
 average net assets......       0.85%(c)     0.83%      0.77%         0.54%(c)
Ratio of net investment
 income to average net
 assets..................       6.00%(c)     5.65%      5.81%         6.71%(c)
Ratio of expenses to
 average net assets*.....       0.95%(c)     0.93%      0.93%         0.95%(c)
Portfolio turnover**.....       1.11%       21.88%     33.37%        46.16%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

                            For the        For the years
                           six months     ended November      February 10, 1997
                             ended              30,                  to
                          May 31, 2000   -------------------  November 30, 1997
                          (Unaudited)      1999       1998           (a)
                          ------------   --------   --------  -----------------
Net Asset Value,
 Beginning of Period.....   $   9.73     $  10.44   $  10.16      $  10.00
                            --------     --------   --------      --------
Investment Activities:
 Net investment income...       0.30         0.60       0.65          0.53
 Net realized and
  unrealized gains
  (losses) from
  investments............      (0.14)       (0.66)      0.30          0.16
                            --------     --------   --------      --------
 Total from Investment
  Activities.............       0.16        (0.06)      0.95          0.69
                            --------     --------   --------      --------
Distributions:
 Net investment income...      (0.30)       (0.60)     (0.64)        (0.53)
 Net realized gains......         --        (0.04)     (0.03)           --
 In excess of net
  realized gains.........         --        (0.01)        --            --
                            --------     --------   --------      --------
 Total Distributions.....      (0.30)       (0.65)     (0.67)        (0.53)
                            --------     --------   --------      --------
Net Asset Value, End of
 Period..................   $   9.59     $   9.73   $  10.44      $  10.16
                            ========     ========   ========      ========
Total Return.............       1.68%(b)    (0.61)%     9.69%         7.15%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)............   $146,264     $176,426   $169,388      $138,319
Ratio of expenses to
 average net assets......       0.55%(c)     0.53%      0.42%         0.23%(c)
Ratio of net investment
 income to average net
 assets..................       6.30%(c)     5.95%      6.20%         6.92%(c)
Ratio of expenses to
 average net assets*.....       0.95%(c)     0.93%      0.93%         0.94%(c)
Portfolio turnover**.....       1.11%       21.88%     33.37%        46.16%
 Financial Highlights, Trust Shares


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Bond Index Portfolio

 Financial Highlights, Institutional Shares

                              For the
                             six months    For the years ended     February 10, 1997
                               ended           November 30,               to
                            May 31, 2000   ----------------------  November 30, 1997
                            (Unaudited)       1999        1998            (a)
                            ------------   ----------   ---------  -----------------
  Net Asset Value,
   Beginning of Period....    $  9.74          $10.45   $   10.17       $10.00
                              -------      ----------   ---------       ------
  Investment Activities:
   Net investment income..       0.29            0.56        0.62         0.53
   Net realized and
    unrealized gains
    (losses) from
    investments...........      (0.15)          (0.65)       0.31         0.17
                              -------      ----------   ---------       ------
   Total from Investment
    Activities............       0.14           (0.09)       0.93         0.70
                              -------      ----------   ---------       ------
  Distributions:
   Net investment income..      (0.29)          (0.57)      (0.62)       (0.53)
   Net realized gains.....         --           (0.04)      (0.03)          --
   In excess of net
    realized gains........         --           (0.01)         --           --
                              -------      ----------   ---------       ------
   Total Distributions....      (0.29)          (0.62)      (0.65)       (0.53)
                              -------      ----------   ---------       ------
  Net Asset Value, End of
   Period.................    $  9.59      $     9.74    $  10.45       $10.17
                              =======      ==========   =========       ======
  Total Return............       1.42%(b)       (0.90)%      9.47%        7.20%(b)
  Ratios/Supplementary
   Data:
  Net Assets at end of
   period (000)...........    $20,169      $   21,707   $   7,034       $   27
  Ratio of expenses to
   average net assets.....       0.85%(c)        0.83%       0.79%        0.24%(c)
  Ratio of net investment
   income to average net
   assets.................       6.00%(c)        5.66%       5.77%        7.09%(c)
  Ratio of expenses to
   average net assets*....       0.95%(c)        0.93%       0.91%        0.95%(c)
  Portfolio turnover**....       1.11%          21.88%      33.37%       46.16%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.
                       See notes to financial statements

               Mercantile Government & Corporate Bond Portfolio

  Q. What were the conditions in the Treasury market during the six month period ended May 31, 2000?

  A. The economy continued to remain strong with moderate inflation. However, early in the year, there was a spike in the Consumer Price Index. The Fed had apparently been anticipating this increase, because they chose to tighten credit on February 2, by a quarter of a percentage point. The spikes in the CPI occurred at the end of February and March, with the month over month rate of change more than twice the rate of the previous months. This caused the Fed to tighten two more times, on March 21, by a quarter of a point, and again on May 16, by half a percentage point.

  Bond yields experienced a rather unusual occurrence. The yields on the shorter maturities rose while the yields on the longest maturities declined. The yield on the two-year Treasury began the period at 6.01% and ended the period at 6.67%. The yield on the thirty-year Treasury began the period at 6.29% and ended the period at 6.01%. The major reason for this anomaly is the fact that the Treasury Department has been buying back the longer Treasuries in an attempt to reduce the federal debt.

  Q. How did you manage the Portfolio's sector and credit quality in that environment?

  A. As Treasury rates fell, corporate bond yields lagged, causing the relative yield of corporate bonds to become more attractive versus Treasuries. This provided us with an opportunity to increase the Portfolio's corporate holdings from 35.9% to 36.7%. U.S. agencies also experienced the same kind of spread widening as corporates, and here we increased the Portfolio's exposure from 2.2% to 9.5%.*

  The combined effect of adding to corporates and agencies has caused the overall credit quality of the Portfolio to drop from AAA to AA1. The additional income should more than makeup for this small decline in credit quality.

  Q. How did you manage the Portfolio's average maturity and duration during the period?

  A. The average maturity of the Portfolio dropped from 8.4 years at the beginning of the period to 8.3 years at the end of the period. The duration of the Portfolio went from 4.8 years at the beginning of the period to 5.0 years at the end of the period. The change in maturity is largely the result of a minor shift out of mortgages which have long average lives but short durations, into agencies which have shorter average lives, but longer durations. The change in our mortgage exposure was primarily due to principal paydowns, which are inherent in mortgage-backed securities. The Portfolio's current duration is almost an exact match to that of the Lehman Brothers Aggregate Bond Index.

  Q. What is your outlook for the bond market going forward?

  A. We are somewhat optimistic that bond rates will decrease by the end of the year. The Fed has already raised rates three times this year and it appears to be having the desired affect on the economy as the CPI has stabilized again at lower rates of change.

  However, we are somewhat concerned with the recent trend in oil prices and how it translates into increased prices at the gas pump. Whether this price increase was caused by OPEC or by the oil industry is unknown, but we hope it is a short-lived phenomenon.
-----
* Portfolio composition is subject to change.

               Mercantile Government & Corporate Bond Portfolio


                                    [GRAPH]

Value of a $10,000 Investment
      Investor A  Investor A  Investor B    Lehman Brothers
       (No Load)    (Load)*    (No CDSC)  Aggregate Bond Index

5/90    10,000       9,600      10,000           10,000
5/91    11,102      10,658      11,102           11,253
5/92    12,293      11,802      12,293           12,653
5/93    13,529      12,988      13,529           14,083
5/94    13,609      13,064      13,609           14,183
5/95    15,018      14,418      14,963           15,811
5/96    15,427      14,810      15,278           16,503
5/97    16,467      15,808      16,212           17,876
5/98    18,098      17,375      17,713           19,827
5/99    18,826      18,073      18,299           20,689
5/00    19,088      18,324      18,427           21,126

                   ---------------------------------------------------
                         Average Annual Total Returns
                                 as of 5/31/00
                   ---------------------------------------------------
                                            1 Year    5 Year   10 Year
                   ---------------------------------------------------
                   Investor A (No Load)      1.39%     4.91%     6.68%
                   Investor A*              -2.66%     4.06%     6.24%
                   Investor B (No CDSC)      0.70%     4.25%     6.30%
                   Investor B (CDSC)**      -4.09%     3.93%     6.30%
                   ---------------------------------------------------
 * Reflects 4.00% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).

                                       1
                                    [GRAPH]
Value of a $10,000 Investment

                                          Lehman Brothers
            Institutional   Trust       Aggregate Bond Index

      5/90     10,000      10,000              10,000
      5/91     11,102      11,111              11,253
      5/92     12,293      12,340              12,653
      5/93     13,529      13,621              14,083
      5/94     13,609      13,742              14,183
      5/95     15,018      15,211              15,811
      5/96     15,427      15,669              16,503
      5/97     16,467      16,775              17,876
      5/98     18,135      18,511              19,827
      5/99     18,868      19,333              20,689
      5/00     19,113      19,643              21,126
                   ---------------------------------------------------
                         Average Annual Total Returns
                                 as of 5/31/00
                   ---------------------------------------------------
                                            1 Year    5 Year   10 Year
                   ---------------------------------------------------
                   Trust                     1.60%     5.25%     6.98%
                   Institutional             1.31%     4.94%     6.69%
                   ---------------------------------------------------

  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Government & Corporate Bond Portfolio is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index and two Lehman Brothers asset-backed securities indices. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graphs reflects the deduction of these value-added services, as well as the deduction of a 4.00% sales charge on Investor A Shares.

  Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio, which has been restated to reflect the contingent deferred sales charge payable by holders of Investor B Shares who redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and service fees at a maximum annual rate of 1.00%. Had these distribution and service fees been reflected, performance would have been reduced.

  Investor B shares (CDSC) are not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply. After six years, the performance for the Investor B Shares (CDSC) mirrors Investor B Shares (No CDSC) performance.

  Institutional Shares were initially offered on January 3, 1994. The performance figures for Institutional Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Government & Corporate Bond Portfolio                   May 31, 2000 (Unaudited)

Corporate Bonds (36.7%):

                      Security                         Principal     Market
                     Description                         Amount       Value
                     -----------                       ---------- -------------

Automotive (6.4%):
Ford Motor Credit Corp., 6.80%, 4/23/01, MTN.........  $1,850,000 $   1,840,565
Ford Motor Credit Corp., Global Bond, 7.00%,
 9/25/01.............................................     750,000       744,182
Ford Motor Credit Corp., Global Bond, 6.50%,
 2/28/02.............................................   3,194,000     3,136,431
General Motors Acceptance Corp., 6.85%, 4/17/01,
 MTN.................................................   1,000,000       994,642
General Motors Acceptance Corp., 6.70%, 4/3/01, MTN..   1,400,000     1,390,137
                                                                  -------------
                                                                      8,105,957
                                                                  -------------
Commercial Services (1.0%):
Cedant Corp., 7.75%, 12/1/03.........................   1,300,000     1,250,467
                                                                  -------------
Computer Software (2.9%):
Computer Associates, 6.25%, 4/15/03..................   1,500,000     1,411,241
Dell Computer Corp., 7.10%, 4/15/28..................   1,200,000     1,040,506
IBM Corp., 6.45%, 8/1/07.............................   1,400,000     1,314,481
                                                                  -------------
                                                                      3,766,228
                                                                  -------------
Cosmetics & Toiletries (1.9%):
Procter & Gamble Co., 6.60%, 12/15/04................   2,500,000     2,425,663
                                                                  -------------
Financial Services (12.5%):
Associates Corp., 5.80%, 4/20/04.....................   2,000,000     1,860,734
BankAmerica Corp. 7.50%, 10/15/02....................     500,000       497,836
Citigroup, Inc., 6.63%, 1/15/28......................   2,000,000     1,669,174
General Electric Capital Corp., 8.75%, 3/14/03, MTN..   1,000,000     1,031,329
Household Finance Corp., 8.38%, 11/15/01.............   3,000,000     3,027,426
Merrill Lynch & Co., Series B, 6.38%, 10/1/01, MTN...   3,000,000     2,957,115
Traveler's Group, Inc., 7.30%, 5/15/02...............   2,000,000     1,990,688
Traveler's Group, Inc., 7.50%, 2/1/03................   3,000,000     2,978,250
                                                                  -------------
                                                                     16,012,552
                                                                  -------------
Industrial Goods & Services (1.4%):
E.I. duPont de Nemours & Co., 6.88%, 10/15/09........   1,300,000     1,234,099
Rockwell International Corp., 6.75%, 9/15/02.........     500,000       493,532
                                                                  -------------
                                                                      1,727,631
                                                                  -------------
Insurance (2.2%):
General Electric Global Insurance Holdings, 6.45%,
 3/1/19..............................................   1,700,000     1,434,159
St. Paul Companies, Inc., 6.38%, 12/15/08 MTN........   1,550,000     1,378,998
                                                                  -------------
                                                                      2,813,157
                                                                  -------------
International (0.4%):
Province of Ontario, Global Bond, 7.38%, 1/27/03.....     500,000       497,879
                                                                  -------------

Corporate Bonds, continued

                      Security                         Principal     Market
                     Description                         Amount       Value
                     -----------                       ---------- -------------

Manufacturing--Consumer Goods (1.6%):
Texaco Capital, 6.95%, 10/15/01, MTN.................  $2,000,000 $   1,981,498
                                                                  -------------
Retail Stores (0.8%):
Dillards, Inc., 7.13%, 8/1/18........................   1,500,000     1,032,561
                                                                  -------------
Telecommunications (4.5%):
AT&T Corp., 5.63%, 3/15/04...........................   1,000,000       933,556
Lucent Technologies, 6.45%, 3/15/29..................   1,265,000     1,078,247
Southern New England Telecommunications Corp., Series
 2, 6.50%, 2/15/02, MTN..............................   3,250,000     3,199,040
United Telephone--Florida, 7.25%, 12/15/04...........     500,000       488,111
                                                                  -------------
                                                                      5,698,954
                                                                  -------------
Utilities (1.1%):
Laclede Gas Co., 7.50%, 11/1/07......................   1,500,000     1,464,641
                                                                  -------------
TOTAL CORPORATE BONDS                                                46,777,188
                                                                  -------------
U.S. Government Agencies (39.9%):
Federal Farm Credit Bank (2.7%):
7.21%, 4/4/07........................................   2,000,000     1,971,120
6.37%, 10/30/07......................................   1,500,000     1,403,997
                                                                  -------------
                                                                      3,375,117
                                                                  -------------
Federal Home Loan Bank (2.9%):
5.71%, 9/8/08........................................   1,000,000       889,748
5.79%, 4/27/09.......................................   3,100,000     2,757,019
                                                                  -------------
                                                                      3,646,767
                                                                  -------------
Federal Home Loan Mortgage Corp. (11.1%):
8.50%, 5/1/01, Pool #200034..........................       7,132         7,171
8.50%, 11/1/01, Pool #200058.........................      20,200        20,309
8.00%, 3/1/02, Pool #215507..........................      17,539        17,670
7.50%, 4/1/02, Pool #200070..........................      27,285        27,158
8.00%, 5/1/02, Pool # 216910.........................       7,982         8,041
8.00%, 6/1/02, Pool #218582..........................      19,083        19,225
8.00%, 6/1/02, Pool #218101..........................      68,677        69,189
8.00%, 7/1/02, Pool #501214..........................      43,399        43,722
8.00%, 7/1/02, Pool #217891..........................      13,519        13,620
8.50%, 3/1/05, Pool #380084..........................      31,241        31,542
8.50%, 4/1/05, Pool #380085..........................       3,881         3,918
8.50%, 9/1/05, Pool #503592..........................       9,956        10,052
8.50%, 4/1/06, Gold Pool #E00025.....................      12,791        12,955
6.76%, 3/12/07, Pool #000001.........................     600,000       577,464
5.75%, 4/15/08.......................................   2,500,000     2,241,645
6.00%, 2/1/11, Gold Pool #E62600.....................     337,319       316,605
8.00%, 1/1/23, Gold Pool #C00225.....................     919,821       918,354
8.00%, 1/1/23, Gold Pool #D29451.....................     144,845       144,594
6.00%, 12/1/25, Gold Pool #G00427....................   2,691,759     2,442,006
6.00%, 9/1/27, Gold Pool #C00565.....................   2,683,786     2,419,563
6.00%, 4/1/29, Pool #C24786..........................     186,548       167,831
6.00%, 4/1/29, Pool #C25708..........................     376,497       338,722
6.00%, 5/1/29, Pool #C25918..........................   4,147,935     3,731,758
6.00%, 5/1/29, Pool #C25930..........................     300,115       270,004
6.00%, 5/1/29, Pool #C26993..........................     111,804       100,586
6.00%, 7/1/29, Pool #C29068..........................     237,368       213,552
                                                                  -------------
                                                                     14,167,256
                                                                  -------------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
Government & Corporate Bond Portfolio                  May 31, 2000 (Unaudited)

U.S. Government Agencies, continued


                       Security                        Principal    Market
                     Description                         Amount      Value
                     -----------                       ---------- -----------

Federal National Mortgage Assoc. (12.1%):
6.00%, 11/1/00, Pool #190070.......................... $  421,204 $   417,009
6.63%, 9/15/09........................................  3,000,000   2,827,458
6.50%, 12/1/11, Pool #367838..........................  1,745,947   1,665,820
6.50%, 7/1/12, Pool #370716...........................    393,006     374,290
6.50%, 7/1/12, Pool #393667...........................    728,418     694,988
6.50%, 8/1/12, Pool #251165...........................    648,484     617,601
6.00%, 1/1/13, Pool #251501...........................  3,060,040   2,856,442
6.00%, 2/1/26, Pool #336918...........................  2,273,524   2,058,055
6.00%, 10/1/26, Pool #368935..........................  1,177,307   1,065,730
6.50%, 8/1/27, Pool #395219...........................  1,620,783   1,503,639
6.50%, 8/1/27, Pool #397372...........................  1,512,560   1,403,238
                                                                  -----------
                                                                   15,484,270
                                                                  -----------
Government National Mortgage Assoc. (11.1%):
9.50%, 2/15/01, Pool #149206..........................        852         867
8.00%, 1/15/02, Pool #188653..........................     21,898      22,031
8.00%, 3/15/02, Pool #199167..........................      3,298       3,318
8.00%, 4/15/02, Pool #180980..........................     21,397      21,527
8.00%, 7/15/02, Pool #209779..........................     41,586      41,839
9.50%, 10/15/02, Pool #232514.........................     16,481      16,963
6.50%, 9/15/03, Pool #002549..........................    104,334     102,211
9.50%, 9/15/05, Pool #290435..........................     16,245      16,873
9.50%, 1/15/06, Pool #298829..........................     29,906      31,128
8.00%, 5/15/06, Pool #303851..........................     52,854      53,447
9.50%, 7/15/07, Pool #331878..........................     54,528      56,807
8.00%, 11/15/07, Pool #339329.........................    199,298     202,012
8.00%, 12/15/07, Pool #338551.........................    113,205     114,747
9.50%, 8/15/09, Pool #400219..........................    316,985     329,980
9.50%, 9/15/09, Pool #377317..........................    120,947     125,906
9.50%, 2/15/10, Pool #392932..........................    240,848     250,502
8.00%, 5/15/10, Pool #398424..........................     20,167      20,408
6.50%, 8/15/10, Pool #387094..........................    134,175     129,223
8.00%, 11/15/10, Pool #405524.........................    123,006     124,473
8.00%, 11/15/10, Pool #410294.........................    648,906     656,644
8.00%, 11/15/10, Pool #414827.........................    157,374     159,251
6.50%, 3/15/11, Pool #408253..........................     63,214      60,774
6.50%, 4/15/11, Pool #402546..........................    219,294     210,828
6.50%, 4/15/11, Pool #418274..........................     59,322      57,032
6.50%, 4/15/11, Pool #421831..........................    292,480     281,188
6.50%, 5/15/11, Pool #408304..........................    364,714     350,634
6.50%, 5/15/11, Pool #430822..........................     49,241      47,340
6.50%, 6/15/11, Pool #430820..........................    529,325     508,890
6.50%, 6/15/11, Pool #345631..........................    471,431     453,230
6.50%, 6/15/11, Pool #421731..........................     72,434      69,637
6.50%, 6/15/11, Pool #423833..........................    244,720     235,272
8.50%, 4/15/17, Pool #212112..........................    906,037     928,809
8.00%, 4/15/22, Pool #320818..........................    721,691     725,940
7.50%, 4/15/23, Pool #343195..........................    555,142     547,673
9.00%, 3/15/25, Pool #404067..........................    454,164     468,525
6.50%, 4/15/26, Pool #415721..........................    790,396     742,219
6.50%, 4/15/26, Pool #422323..........................    759,509     713,215
6.50%, 5/15/26, Pool #417388..........................    732,950     688,275
6.50%, 6/15/26, Pool #423801..........................  3,857,337   3,622,220
7.00%, 9/15/27, Pool #455304..........................    347,206     333,629
6.50%, 10/15/28, Pool #434031.........................    663,744     621,414
                                                                  -----------
                                                                   14,146,901
                                                                  -----------
TOTAL U.S. GOVERNMENT AGENCIES                                     50,820,311
                                                                  -----------

U.S. Treasury Bonds (10.4%):
                                                        Shares or
                       Security                         Principal     Market
                      Description                         Amount      Value
                      -----------                       ---------- ------------

8.88%, 8/15/17......................................... $2,865,000 $  3,587,519
8.88%, 2/15/19.........................................  3,150,000    3,987,705
8.75%, 8/15/20.........................................  2,183,000    2,760,131
8.00%, 11/15/21........................................  2,500,000    2,971,095
                                                                   ------------
TOTAL U.S. TREASURY BONDS                                            13,306,450
                                                                   ------------
U.S. Treasury Notes (11.8%):
6.25%, 8/31/02.........................................  2,195,000    2,174,422
5.25%, 8/15/03.........................................  2,800,000    2,688,876
5.25%, 5/15/04.........................................    500,000      476,719
5.63%, 5/15/08.........................................  4,905,000    4,656,684
5.50%. 5/15/09.........................................  5,400,000    5,076,000
                                                                   ------------
TOTAL U.S. TREASURY NOTES                                            15,072,701
                                                                   ------------
Investment Companies (0.1%):
Federated Money Market Trust...........................    172,976      172,976
                                                                   ------------
TOTAL INVESTMENT COMPANIES                                              172,976
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $130,953,978)(a)--98.9%.........................             126,149,626
Other assets in excess of liabilities--1.1%............               1,368,452
                                                                   ------------
TOTAL NET ASSETS--100.0%                                           $127,518,078
                                                                   ============

-----
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $120,811. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

      Unrealized
       appreciation........... $  1,443,739
      Unrealized
       depreciation...........   (6,368,902)
                               ------------
      Net unrealized
       depreciation........... $ (4,925,163)
                               ============
      Cost for federal income
       tax purposes........... $131,074,789

MTN Medium Term Note
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Government & Corporate Bond Portfolio


 Statement of Assets and Liabilities

                                                        May 31, 2000 (Unaudited)

Assets:
Investments, at value (cost $130,953,978)............             $126,149,626
Collateral received for securities loaned............               28,472,402
Cash.................................................                  703,585
Interest receivable..................................                1,487,189
Receivable for capital shares sold...................                      610
Prepaid expenses and other assets....................                   19,922
                                                                  ------------
 Total Assets........................................              156,833,334
Liabilities:
Dividends payable.................................... $   652,676
Payable for capital shares redeemed..................      99,165
Payable for return of collateral received on
 securities loaned...................................  28,472,402
Payable to affiliates................................      72,770
Accrued expenses.....................................      18,243
                                                      -----------
 Total Liabilities...................................               29,315,256
                                                                  ------------
Net Assets:
Capital..............................................              134,215,903
Distributions in excess of net investment income.....                  (42,515)
Accumulated net realized losses from investment
 transactions........................................               (1,850,958)
Net unrealized depreciation from investments.........               (4,804,352)
                                                                  ------------
Net Assets...........................................             $127,518,078
                                                                  ============
Investor A Shares
 Net Assets..........................................             $  3,096,351
 Shares..............................................                  319,934
 Redemption price per share..........................                    $9.68
                                                                         =====
Maximum Sales Charge--Investor A Shares..............                     4.00%
Maximum Offering Price
 (100%/(100%--Maximum Sales Charge) of net asset
  value adjusted to the nearest cent) per share......                   $10.08
                                                                        ======
Investor B Shares
 Net Assets..........................................             $    652,968
 Shares..............................................                   67,312
 Offering price per share*...........................                    $9.70
                                                                         =====
Trust Shares
 Net Assets..........................................             $112,682,019
 Shares..............................................               11,623,928
 Offering and redemption price per share.............                    $9.69
                                                                         =====
Institutional Shares
 Net Assets..........................................             $ 11,086,740
 Shares..............................................                1,143,710
 Offering and redemption price per share.............                    $9.69
                                                                         =====

-----
* Redemption price of Investor B Shares varies based on length of time held.

 Statement of Operations

                               For the six months ended May 31, 2000 (Unaudited)

Investment Income:
Interest income..........................................          $ 4,341,408
Income from securities lending...........................               20,136
                                                                   -----------
 Total Investment Income.................................            4,361,544
Expenses:
 Investment advisory fees................................ $289,182
 Administration fees.....................................  128,526
 Distribution and services fees, Investor A Shares.......    5,283
 Distribution and services fees, Investor B Shares.......    3,383
 Administrative services fees, Trust Shares..............  178,372
 Administrative services fees, Institutional Shares......    7,905
 Accounting fees.........................................   10,538
 Custodian fees..........................................   32,207
 Transfer agent fees.....................................   24,603
 Other...................................................   33,084
                                                          --------
Total expenses before voluntary fee reductions...........              713,083
 Expenses voluntarily reduced............................             (249,136)
                                                                   -----------
 Net Expenses............................................              463,947
                                                                   -----------
Net Investment Income....................................            3,897,597
                                                                   -----------
Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions.........             (909,186)
Net change in unrealized depreciation from investments...           (1,255,212)
                                                                   -----------
Net realized/unrealized losses from investments..........           (2,164,398)
                                                                   -----------
Change in net assets resulting from operations...........          $ 1,733,199
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Government & Corporate Bond Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                     six months     For the
                                                       ended       year ended
                                                    May 31, 2000  November 30,
                                                    (Unaudited)       1999
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  3,897,597  $ 10,267,701
 Net realized losses from investment transactions..     (909,186)     (984,305)
 Net change in unrealized depreciation from
  investments......................................   (1,255,212)  (11,045,947)
                                                    ------------  ------------
Change in net assets resulting from operations.....    1,733,199    (1,762,551)
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................     (101,811)     (234,658)
 From net realized gains from investment
  transactions.....................................           --       (61,825)
 In excess of net realized gains from investment
  transactions.....................................           --       (30,414)
Distributions to Investor B Shareholders:
 From net investment income........................      (17,201)      (36,673)
 From net realized gains from investment
  transactions.....................................           --        (8,276)
 In excess of net realized gains from investment
  transactions.....................................           --        (4,071)
Distributions to Trust Shareholders:
 From net investment income........................   (3,623,233)   (9,570,777)
 From net realized gains from investment
  transactions.....................................           --    (2,237,800)
 In excess of net realized gains from investment
  transactions.....................................           --    (1,100,854)
Distributions to Institutional Shareholders:
 From net investment income........................     (155,353)     (425,573)
 From net realized gains from investment
  transactions.....................................           --      (249,601)
 In excess of net realized gains from investment
  transactions.....................................           --      (122,788)
                                                    ------------  ------------
Change in net assets from shareholder
 distributions.....................................   (3,897,598)  (14,083,310)
                                                    ------------  ------------
Change in net assets from capital transactions.....   (6,132,237)  (53,631,124)
                                                    ------------  ------------
Change in net assets...............................   (8,296,636)  (69,476,985)
Net Assets:
 Beginning of period...............................  135,814,714   205,291,699
                                                    ------------  ------------
 End of period..................................... $127,518,078  $135,814,714
                                                    ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Government & Corporate Bond Portfolio

 Financial Highlights, Investor A Shares

                           For the
                          six months
                            ended       For the years ended November 30,
                         May 31, 2000  ---------------------------------------
                         (Unaudited)    1999     1998    1997    1996    1995
                         ------------  ------   ------  ------  ------  ------
Net Asset Value,
 Beginning of Period....    $ 9.84     $10.72   $10.35  $10.34  $10.53  $ 9.64
                            ------     ------   ------  ------  ------  ------
Investment Activities:
 Net investment income..      0.28       0.57     0.57    0.56    0.64    0.61
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.16)     (0.69)    0.37    0.01   (0.19)   0.89
                            ------     ------   ------  ------  ------  ------
 Total from Investment
  Activities............      0.12      (0.12)    0.94    0.57    0.45    1.50
                            ------     ------   ------  ------  ------  ------
Distributions:
 Net investment income..     (0.28)     (0.56)   (0.57)  (0.56)  (0.64)  (0.61)
 Net realized gains.....        --      (0.13)      --      --      --      --
 In excess of net
  realized gains........        --      (0.07)      --      --      --      --
                            ------     ------   ------  ------  ------  ------
 Total Distributions....     (0.28)     (0.76)   (0.57)  (0.56)  (0.64)  (0.61)
                            ------     ------   ------  ------  ------  ------
Net Asset Value, End of
 Period.................    $ 9.68     $ 9.84   $10.72  $10.35  $10.34  $10.53
                            ======     ======   ======  ======  ======  ======
Total Return (excludes
 sales charge)..........      1.26%(a)  (1.13)%   9.31%   5.78%   4.51%  15.98%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $3,096     $3,878   $4,927  $4,774  $4,915  $5,496
Ratio of expenses to
 average net assets.....      1.00%(b)   0.97%    0.96%   0.95%   0.95%   0.95%
Ratio of net investment
 income to average net
 assets.................      5.79%(b)   5.54%    5.41%   5.46%   6.06%   6.03%
Ratio of expenses to
 average net assets*....      1.11%(b)   1.08%    1.06%   1.05%   1.05%   1.05%
Portfolio turnover**....     17.60%     38.29%   91.14% 140.72% 149.20%  59.32%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Not Annualized. (b) Annualized.

Financial Highlights, Investor B Shares



                           For the
                          six months       For the years ended          March 1, 1995
                            ended             November 30,                   to
                         May 31, 2000  -------------------------------  November 30,
                         (Unaudited)    1999     1998    1997    1996     1995 (a)
                         ------------  ------   ------  ------  ------  -------------
Net Asset Value,
 Beginning of Period....    $9.86      $10.75   $10.37  $10.34  $10.53     $ 9.92
                            -----      ------   ------  ------  ------     ------
Investment Activities:
 Net investment income..     0.24        0.49     0.50    0.49    0.57       0.38
 Net realized and
  unrealized gains
  (losses) from
  investments...........    (0.15)      (0.69)    0.38    0.03   (0.19)      0.61
                            -----      ------   ------  ------  ------     ------
 Total from Investment
  Activities............     0.09       (0.20)    0.88    0.52    0.38       0.99
                            -----      ------   ------  ------  ------     ------
Distributions:
 Net investment income..    (0.25)      (0.49)   (0.50)  (0.49)  (0.57)     (0.38)
 Net realized gains.....       --       (0.13)      --      --      --         --
 In excess of net
  realized gains........       --       (0.07)      --      --      --         --
                            -----      ------   ------  ------  ------     ------
 Total Distributions....    (0.25)      (0.69)   (0.50)  (0.49)  (0.57)     (0.38)
                            -----      ------   ------  ------  ------     ------
Net Asset Value, End of
 Period.................    $9.70      $ 9.86   $10.75  $10.37  $10.34     $10.53
                            =====      ======   ======  ======  ======     ======
Total Return (excludes
 redemption charge).....     0.91%(d)   (1.90)%   8.65%   5.26%   3.79%     15.27%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $ 653      $  712   $  662  $  545  $  511     $  106
Ratio of expenses to
 average net assets.....     1.70%(c)    1.67%    1.66%   1.65%   1.65%      1.65%(c)
Ratio of net investment
 income to average net
 assets.................     5.09%(c)    4.85%    4.70%   4.84%   5.37%      5.19%(c)
Ratio of expenses to
 average net assets*....     1.81%(c)    1.78%    1.76%   1.75%   1.75%      1.75%(c)
Portfolio turnover**....    17.60%      38.29%   91.14% 140.72% 149.20%     59.32%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Represents total return for the Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for the Investor B Shares from March 1, 1995 to November 30, 1995. (c) Annualized.
(d) Not Annualized.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Government & Corporate Bond Portfolio

 Financial Highlights, Trust Shares

                           For the
                          six months
                            ended             For the years ended November 30,
                         May 31, 2000   -------------------------------------------------
                         (Unaudited)      1999       1998      1997      1996      1995
                         ------------   --------   --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....   $   9.86     $  10.74   $  10.37  $  10.34  $  10.53  $   9.64
                           --------     --------   --------  --------  --------  --------
Investment Activities:
 Net investment income..       0.30         0.60       0.60      0.59      0.67      0.64
 Net realized and
  unrealized gains
  (losses) from
  investments...........      (0.17)       (0.69)      0.37      0.03     (0.19)     0.89
                           --------     --------   --------  --------  --------  --------
 Total from Investment
  Activities............       0.13        (0.09)      0.97      0.62      0.48      1.53
                           --------     --------   --------  --------  --------  --------
Distributions:
 Net investment income..      (0.30)       (0.59)     (0.60)    (0.59)    (0.67)    (0.64)
 Net realized gains.....         --        (0.13)        --        --        --        --
 In excess of net
  realized gains........         --        (0.07)        --        --        --        --
                           --------     --------   --------  --------  --------  --------
 Total Distributions....      (0.30)       (0.79)     (0.60)    (0.59)    (0.67)    (0.64)
                           --------     --------   --------  --------  --------  --------
Net Asset Value, End of
 Period.................   $   9.69     $   9.86   $  10.74  $  10.37  $  10.34  $  10.53
                           ========     ========   ========  ========  ========  ========
Total Return............       1.31%(a)    (0.83)%     9.63%     6.32%     4.82%    16.31%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $112,682     $126,472   $178,868  $172,637  $141,440  $127,741
Ratio of expenses to
 average net assets.....       0.70%(b)     0.67%      0.66%     0.65%     0.65%     0.65%
Ratio of net investment
 income to average net
 assets.................       6.09%(b)     5.84%      5.71%     5.85%     6.36%     6.32%
Ratio of expenses to
 average net assets*....       1.11%(b)     1.08%      1.06%     1.05%     0.75%     0.75%
Portfolio turnover**....      17.60%       38.29%     91.14%   140.72%   149.20%    59.32%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Not
Annualized. (b) Annualized.

Financial Highlights, Institutional Shares


                           For the
                          six months
                            ended             For the years ended November 30,
                         May 31, 2000   -------------------------------------------------
                         (Unaudited)      1999       1998      1997      1996      1995
                         ------------   --------   --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....   $   9.86     $  10.74   $  10.37  $  10.34  $  10.53  $   9.64
                           --------     --------   --------  --------  --------  --------
Investment Activities:
 Net investment income..       0.27      0.56 (a)      0.57      0.56      0.64      0.61
 Net realized and
  unrealized gains
  (losses) from
  investments...........      (0.16)       (0.68)      0.37      0.03     (0.19)     0.89
                           --------     --------   --------  --------  --------  --------
 Total from Investment
  Activities............       0.11        (0.12)      0.94      0.59      0.45      1.50
                           --------     --------   --------  --------  --------  --------
Distributions:
 Net investment income..      (0.28)       (0.56)     (0.57)    (0.56)    (0.64)    (0.61)
 Net realized gains.....         --        (0.13)        --        --        --        --
 In excess of net
  realized gains........         --        (0.07)        --        --        --        --
                           --------     --------   --------  --------  --------  --------
 Total Distributions....      (0.28)       (0.76)     (0.57)    (0.56)    (0.64)    (0.61)
                           --------     --------   --------  --------  --------  --------
Net Asset Value, End of
 Period.................   $   9.69     $   9.86   $  10.74  $  10.37  $  10.34  $  10.53
                           ========     ========   ========  ========  ========  ========
Total Return............       1.17%(b)    (1.12)%     9.30%     6.00%     4.51%    15.98%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $ 11,087     $  4,753   $ 20,835  $ 16,954  $ 14,875  $  9,413
Ratio of expenses to
 average net assets.....       1.00%(c)     0.97%      0.96%     0.95%     0.95%     0.95%
Ratio of net investment
 income to average net
 assets.................       5.79%(c)     5.49%      5.41%     5.55%     6.06%     6.01%
Ratio of expenses to
 average net assets*....       1.11%(c)     1.08%      1.06%     1.05%     1.05%     1.05%
Portfolio turnover**....      17.60%       38.29%     91.14%   140.72%   149.20%    59.32%


* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Per share net investment income has been calculated using the daily average share method.
(b) Not Annualized. (c) Annualized.
                       See notes to financial statements

              Mercantile Short-Intermediate Municipal Portfolio/1/

  Q. What were the economic and market conditions during the six month period ended May 31, 2000?

  A. Interest rates rose during most of the period. That trend was driven by investors' fears that strong economic growth would cause the Fed to raise short-term interest rates to head off inflation.

  Q. How did the municipal bond market perform in that environment?

  A. Longer-term municipal bonds outperformed shorter-term municipal issues. Rate increases did not pose a significant threat to the municipal bond market because tax-exempt issues were in short supply. Buyers' strong demand resulted in strong performance relative to taxable bonds.

  Q. How did you position the Portfolio?

  A. The Portfolio's average maturity stood between four and five years throughout the period. We generally attempt to maintain such an approach and minimize trading.

  Q. What was the average credit rating of the Portfolio's holdings?

  A. We maintained the Portfolio's very high average credit quality at AA1. High quality, liquid securities remained in demand as interest rates rose. Furthermore, the additional yield available on lower-quality securities was not attractive enough to warrant the extra risk in such issues.

  Q. Did you find attractive opportunities among certain sectors of the municipal market?

  A. The Portfolio does not make large sector bets, but we did find opportunities to capture attractive yields among issues of excellent quality and structure in general obligation and revenue bonds. These areas represented the largest share of the Portfolio's assets./2/

  Q. What is your outlook for the economy and the municipal market going forward?

  A. In our opinion, the economy will probably continue to grow at a moderate pace and inflation is likely to remain low. However, there is the potential for another interest rate increase by the Fed in the coming months if inflation appears to be in danger of rising. We believe the overall bond market will trade in a narrow range, with long-term yields between 5.50% and 6.00%. We expect the demand for municipal bonds to remain strong, and we anticipate the municipal market will perform well relative to the taxable market.

  Q. How will you position the Portfolio in that environment?

  A. We will maintain the Portfolio's average maturity at between four and five years and attempt to minimize trading in keeping with the objective of the Portfolio. We also will continue to hold issuers with high credit quality.
-----
/1/The Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. /2/Portfolio composition is subject to change.

               Mercantile Short-Intermediate Municipal Portfolio


                                    [GRAPH]
Value of a $10,000 Investment
                                                     Lehman Brothers 3 year
          Investor A (No Load)  Investor A (Load)*    Municipal Bond Index

   7/10/95     10,000                9,600                    10,000
     11/95     10,080                9,677                    10,220
     11/96     10,485               10,066                    10,713
     11/97     10,918               10,482                    11,229
     11/98     11,481               11,023                    11,836
     11/99     11,528               11,068                    12,117
   5/30/00     11,266               10,816                    12,241
                   -------------------------------------------
                         Average Annual Total Returns
                                 as of 5/31/00

                                                       Since
                                                     Inception
                                            1 Year   (7/10/95)
                   -------------------------------------------
                   Investor A (No Load)     -0.16%     2.69%
                   Investor A*              -4.16%     2.03%
                   -------------------------------------------
 * Reflects 4.00% sales charge.


                                    [GRAPH]

Value of a $10,000 Investment
                               Lehman Brothers 3 year
                 Trust          Municipal Bond Index

   7/10/95      10,000                 10,000
     11/95      10,213                 10,220
     11/96      10,636                 10,713
     11/97      11,103                 11,229
     11/98      11,697                 11,836
     11/99      11,762                 12,117
   5/30/00      11,787                 12,241

                   -------------------------------------------
                         Average Annual Total Returns
                                 as of 5/31/00

                                                       Since
                                                     Inception
                                            1 Year   (7/10/95)
                   -------------------------------------------
                   Trust                    -0.12%     3.41%
                   -------------------------------------------

  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Short-Intermediate Municipal Portfolio is measured against the Lehman Brothers 3 year Municipal Bond Index, an unmanaged index representative of the total return of municipal bonds with maturities of three years or less. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graphs reflects the deduction of these value-added services, as well as the deduction of a 4.00% sales charge on Investor A Shares.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Short-Intermediate Municipal Portfolio                  May 31, 2000 (Unaudited)

Municipal Bonds (96.7%):

                        Security                          Principal    Market
                      Description                           Amount      Value
                      -----------                         ---------- -----------

Colorado (3.7%):
Jefferson County School District No. R-001, Series A,
 G.O., 5.25%, 12/15/11, Callable on 12/15/08 @ 101 (FGIC
 Insured)...............................................  $1,000,000 $   982,190
                                                                     -----------
Hawaii (6.0%):
Hawaii State Highway Revenue, 4.80%, 7/1/03.............     600,000     595,926
Hawaii State, Series CI, G.O., 4.10%, 11/1/01...........   1,000,000     981,840
                                                                     -----------
                                                                       1,577,766
                                                                     -----------
Illinois (10.0%):
Chicago, G.O., 5.50%, 1/1/13 (FSA Insured)..............   1,000,000     994,580
Du Page County, Forest Preservation District, G.O.,
 5.90%, 11/1/01.........................................     500,000     507,025
Illinois State Toll Highway Authority, Toll Highway
 Priority Revenue, Series A, 4.75%, 1/1/02..............     750,000     746,610
Illinois State, G.O., 5.25%, 4/1/01.....................     400,000     401,888
                                                                     -----------
                                                                       2,650,103
                                                                     -----------
Indiana (5.3%):
Muncie School Building Corp., 4.95%, 1/15/02 (MBIA
 Insured)...............................................     500,000     500,125
St. Joseph County Hospital Authority, Memorial Health
 System, 4.75%, 8/15/12, Callable on 2/15/08 @ 101 (MBIA
 Insured)...............................................   1,000,000     887,820
                                                                     -----------
                                                                       1,387,945
                                                                     -----------
Iowa (1.6%):
Ottumwa Community School District, G.O., 5.10%, 6/1/01
 (FSA Insured)..........................................     425,000     426,823
                                                                     -----------
Kansas (1.9%):
Kansas State Department of Transportation, Highway
 Revenue, 5.50%, 9/1/10.................................     500,000     508,175
                                                                     -----------
Maine (3.0%):
Maine Municipal Bond Bank, Series A, 4.90%, 11/1/02.....     800,000     799,064
                                                                     -----------
Massachusetts (3.9%):
Massachusetts State Port Authority Revenue, Series A,
 5.75%, 7/1/12..........................................   1,000,000   1,019,140
                                                                     -----------
Michigan (8.4%):
Chelsea School District, G.O., 5.25%, 5/1/01 (FGIC Q-
 SBLF Insured)..........................................     400,000     402,084
Eaton Rapids Public Schools, G.O., 5.38%, 5/1/07,
 Callable on 5/1/04 @ 101 (MBIA Q-SBLF Insured).........   1,000,000   1,018,500
Kent County Building Authority, G.O., 4.50%, 12/1/01....     800,000     794,424
                                                                     -----------
                                                                       2,215,008
                                                                     -----------

Municipal Bonds, continued

                       Security                          Principal    Market
                      Description                          Amount      Value
                      -----------                        ---------- -----------

Minnesota (1.4%):
Duluth, Series A, G.O., 4.65%, 2/1/02 (FSA Insured)....  $  365,000 $   363,521
                                                                    -----------
Nevada (3.4%):
Sparks, G.O., 4.80% 3/1/04, Callable on 3/1/01 @ 101
 (AMBAC Insured).......................................     900,000     890,244
                                                                    -----------
New York (3.6%):
New York State, Environmental Facilities Revenue,
 5.05%, 1/15/13, Callable on 7/15/08 @ 102.............   1,000,000     939,600
                                                                    -----------
North Carolina (3.7%):
North Carolina Medical Care Community, Pitt County
 Memorial Hospital, Hospital & Nursing Home Revenue,
 Series A, 4.00%, 12/1/01..............................   1,000,000     978,720
                                                                    -----------
Ohio (3.3%):
Ohio State Building Authority, 4.75%, 10/1/17, Callable
 on 10/1/08 @ 101......................................   1,000,000     864,280
                                                                    -----------
Oklahoma (3.7%):
Oklahoma State Capital Improvement Authority, Highway
 Improvement Revenue, 4.00%, 12/1/01 (MBIA Insured)....   1,000,000     981,140
                                                                    -----------
Rhode Island (3.3%):
Rhode Island State, Series A, G.O., 4.60%, 11/1/03,
 Callable on 11/1/02 @ 102.............................     900,000     883,773
                                                                    -----------
South Dakota (2.4%):
South Dakota State Building Authority, Building
 Revenue, Series A, 5.00%, 9/1/02 (FSA Insured)........     640,000     640,352
                                                                    -----------
Texas (9.9%):
Houston, Series C, G.O., 5.50%, 4/1/01.................     800,000     805,688
Plano Independent School District, G.O., 4.70%,
 2/15/13, Callable on 2/15/08 @ 100 (PSF Guaranteed)...   1,000,000     890,140
University of Texas Permanent University Fund, College
 & University Revenue, 5.00%, 7/1/14, Callable on
 7/1/08 @ 100 (PUFG Guaranteed)........................   1,000,000     915,950
                                                                    -----------
                                                                      2,611,778
                                                                    -----------
Utah (4.7%):
Box Elder County School District, G.O., 4.80%, 6/15/01
 (AMBAC Insured).......................................     675,000     675,992
North Davis County Sewer District, G.O., 5.70%, 3/1/02
 (FGIC Insured)........................................     560,000     567,426
                                                                    -----------
                                                                      1,243,418
                                                                    -----------
Vermont (1.0%):
Vermont Municipal Bond Bank, Series 2, 4.50%, 12/1/01
 (AMBAC Insured).......................................     270,000     268,402
                                                                    -----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
Short-Intermediate Municipal Portfolio                 May 31, 2000 (Unaudited)

Municipal Bonds, continued

                        Security                          Principal    Market
                      Description                           Amount      Value
                      -----------                         ---------- -----------

Virginia (3.8%):
Loudoun County, Series A, G.O., 5.00%, 12/1/02..........  $1,000,000 $ 1,002,310
                                                                     -----------
Washington (8.7%):
Grant County Public Utilities District No. 002, Electric
 Revenue, Series F, 4.80%, 1/1/04 (MBIA Insured)........     500,000     492,900
King County School District No. 414, G.O., 5.00%,
 12/1/08................................................   1,000,000     968,370
Seattle Municipal Light & Power Revenue, 4.80%, 5/1/02..     600,000     597,492
Washington State, Series R-92C, G.O., 5.75%, 9/1/02.....     250,000     254,168
                                                                     -----------
                                                                       2,312,930
                                                                     -----------
TOTAL MUNICIPAL BONDS                                                 25,546,682
                                                                     -----------

Investment Companies (0.2%):
                          Security                                    Market
                        Description                          Shares    Value
                        -----------                          ------ -----------

Federated Tax-Free Fund..................................... 66,000 $    66,000
                                                                    -----------
TOTAL INVESTMENT COMPANIES                                               66,000
                                                                    -----------
TOTAL INVESTMENTS
 Cost ($26,454,316)(a)--96.9%                                        25,612,682
Other assets in excess of liabilities--3.1%                             809,753
                                                                    -----------
TOTAL NET ASSETS--100.0%                                            $26,422,435
                                                                    ===========

-----
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation....................................... $     921
      Unrealized depreciation.......................................  (842,555)
                                                                     ---------
      Net unrealized depreciation................................... $(841,634)
                                                                     =========

AMBAC   AMBAC Indemnity Corp.
FGIC    Financial Guaranty Insurance Corp.
FSA     Financial Securities Assurance, Inc.
G.O.    General Obligation
MBIA    Municipal Bond Insurance Association
PSF     Permanent School Fund
PUFG    Permanent University Fund Guarantee
Q-SBLF  Qualified-School Bond Loan Fund
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Short-Intermediate Municipal Portfolio

 Statement of Assets and Liabilities
                                                                    May 31, 2000
                                                                     (Unaudited)

Assets:
Investments, at value (cost $26,454,316)..................         $25,612,682
Cash......................................................                 640
Interest receivable.......................................             410,679
Receivable for investments sold...........................             508,272
Prepaid expenses and other assets.........................               3,342
                                                                   -----------
 Total Assets.............................................          26,535,615
Liabilities:
Dividends payable......................................... $90,034
Payable to affiliates.....................................  17,082
Accrued expenses..........................................   6,064
                                                           -------
 Total Liabilities........................................             113,180
                                                                   -----------
Net Assets:
Capital...................................................          27,453,252
Distributions in excess of net investment income..........              (3,589)
Accumulated net realized losses from investment
 transactions.............................................            (185,594)
Net unrealized depreciation from investments..............            (841,634)
                                                                   -----------
Net Assets................................................         $26,422,435
                                                                   ===========
Investor A Shares
 Net Assets...............................................         $    44,041
 Shares...................................................               4,500
 Redemption price per share...............................               $9.79
                                                                         =====
Maximum Sales Charge--Investor A Shares...................                4.00%
Maximum Offering Price
 (100%/(100%--Maximum Sales
 Charge) of net asset value adjusted to the nearest cent)
 per share................................................              $10.20
                                                                        ======
Trust Shares
 Net Assets...............................................         $26,378,394
 Shares...................................................           2,703,958
 Offering and redemption price per share..................               $9.76
                                                                         =====

 Statement of Operations
                               For the six months ended May 31, 2000 (Unaudited)

Investment Income:
Interest income............................................         $ 717,321
                                                                    ---------
 Total Investment Income...................................           717,321
Expenses:
Investment advisory fees................................... $84,741
Administration fees........................................  30,815
Distribution and services fees, Investor A Shares..........      50
Administrative services fees, Trust Shares.................  46,042
Accounting fees............................................   4,290
Custodian fees.............................................   7,703
Transfer agent fees........................................   5,822
Other fees.................................................   8,436
                                                            -------
 Total expenses before voluntary fee reductions............           187,899
 Expenses voluntarily reduced..............................           (61,449)
                                                                    ---------
 Net Expenses..............................................           126,450
                                                                    ---------
Net Investment Income......................................           590,871
                                                                    ---------
Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions...........          (183,673)
Net change in unrealized depreciation depreciation from
 investments...............................................          (367,328)
                                                                    ---------
Net realized/unrealized losses from investments............          (551,001)
                                                                    ---------
Change in net assets resulting from operations.............         $  39,870
                                                                    =========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Short-Intermediate Municipal Portfolio

 Statements of Changes in Net Assets

                                                       For the
                                                      six months     For the
                                                        ended       year ended
                                                     May 31, 2000  November 30,
                                                     (Unaudited)       1999
                                                     ------------  ------------
From Investment Activities:
Operations:
 Net investment income.............................. $    590,871  $ 1,493,285
 Net realized losses from investment transactions...     (183,673)      (1,921)
 Net change in unrealized depreciation from
  investments.......................................     (367,328)  (1,303,205)
                                                     ------------  -----------
Change in net assets resulting from operations......       39,870      188,159
                                                     ------------  -----------
Distributions to Investor A Shareholders:
 From net investment income.........................         (726)        (754)
 From net realized gains from investment
  transactions......................................           --          (11)
 In excess of net realized gains from investment
  transactions......................................           --           (1)
Distributions to Trust Shareholders:
 From net investment income.........................     (593,414)  (1,492,531)
 In excess of net investment income.................           --         (320)
 From net realized gains from investment
  transactions......................................           --      (14,074)
 In excess of net realized gains from investment
  transactions......................................           --       (1,914)
                                                     ------------  -----------
Change in net assets from shareholder
 distributions......................................     (594,140)  (1,509,605)
                                                     ------------  -----------
Change in net assets from capital transactions......   (9,805,774)  (4,789,446)
                                                     ------------  -----------
Change in net assets................................  (10,360,044)  (6,110,892)
Net Assets:
 Beginning of period................................   36,782,479   42,893,371
                                                     ------------  -----------
 End of period...................................... $ 26,422,435  $36,782,479
                                                     ============  ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Short-Intermediate Municipal Portfolio

 Financial Highlights, Investor A Shares

                           For the
                          six months     For the years ended November         July 10, 1995
                            ended                     30,                          to
                         May 31, 2000   ------------------------------------  November 30,
                         (Unaudited)     1999       1998     1997     1996      1995 (a)
                         ------------   -------    -------  -------  -------  -------------
Net Asset Value,
 Beginning of Period....   $  9.96      $ 10.26    $ 10.11  $ 10.08  $ 10.08     $ 10.00
                           -------      -------    -------  -------  -------     -------
Investment Activities:
 Net investment income..      0.18         0.35       0.35     0.37     0.40          --
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.17)       (0.30)      0.15     0.03       --        0.08
                           -------      -------    -------  -------  -------     -------
 Total from Investment
  Activities............      0.01         0.05       0.50     0.40     0.40        0.08
                           -------      -------    -------  -------  -------     -------
Distributions:
 Net investment income..     (0.18)       (0.35)     (0.35)   (0.37)   (0.40)         --
 Net realized gains.....        --           --(e)      --       --       --          --
                           -------      -------    -------  -------  -------     -------
 Total Distributions....     (0.18)       (0.35)     (0.35)   (0.37)   (0.40)         --
                           -------      -------    -------  -------  -------     -------
Net Asset Value, End of
 Period.................   $  9.79      $  9.96    $ 10.26  $ 10.11  $ 10.08     $ 10.08
                           =======      =======    =======  =======  =======     =======
Total Return (excludes
 sales charge)..........      0.09%(b)     0.41%      5.16%    4.12%    4.02%       0.80%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $    44      $    20    $    32  $    16  $    51     $    --  (c)
Ratio of expenses to
 average net assets.....      1.07%(d)     1.02%      0.89%    0.62%    0.56%       0.00%(d)
Ratio of net investment
 income to average net
 assets.................      3.60%(d)     3.43%      3.54%    3.78%    3.83%       0.00%(d)
Ratio of expenses to
 average net assets*....      1.17%(d)     1.19%      1.21%    1.32%    1.26%       0.00%(d)
Portfolio turnover**....        --           --      18.58%      --       --          --
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Only one Investor A Share, worth $10.08, was outstanding as of November 30, 1995. (d) Annualized. (e)
Distribution per share from net realized gain was less than $0.005.

 Financial Highlights, Trust Shares
                           For the
                          six months     For the years ended November         July 10, 1995
                            ended                     30,                          to
                         May 31, 2000   ------------------------------------  November 30,
                         (Unaudited)     1999       1998     1997     1996      1995 (a)
                         ------------   -------    -------  -------  -------  -------------
Net Asset Value,
 Beginning of Period....   $  9.93      $ 10.25    $ 10.10  $ 10.07  $ 10.07     $ 10.00
                           -------      -------    -------  -------  -------     -------
Investment Activities:
 Net investment income..      0.19         0.37       0.38     0.40     0.41        0.14
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.17)       (0.32)      0.15     0.03       --        0.07
                           -------      -------    -------  -------  -------     -------
 Total from Investment
  Activities............      0.02         0.05       0.53     0.43     0.41        0.21
                           -------      -------    -------  -------  -------     -------
Distributions:
 Net investment income..     (0.19)       (0.37)     (0.38)   (0.40)   (0.41)      (0.14)
 Net realized gains.....        --           --(d)      --       --       --          --
                           -------      -------    -------  -------  -------     -------
 Total Distributions....     (0.19)       (0.37)     (0.38)   (0.40)   (0.41)      (0.14)
                           -------      -------    -------  -------  -------     -------
Net Asset Value, End of
 Period.................   $  9.76      $  9.93    $ 10.25  $ 10.10  $ 10.07     $ 10.07
                           =======      =======    =======  =======  =======     =======
Total Return............      0.20%(b)     0.55%      5.36%    4.39%    4.15%       2.15%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $26,378      $36,763    $42,862  $30,454  $29,472     $23,754
Ratio of expenses to
 average net assets.....      0.82%(c)     0.77%      0.64%    0.38%    0.31%       0.47%(c)
Ratio of net investment
 income to average net
 assets.................      3.85%(c)     3.69%      3.75%    4.00%    4.07%       3.81%(c)
Ratio of expenses to
 average net assets*....      1.22%(c)     1.17%      1.20%    1.33%    0.96%       1.12%(c)
Portfolio turnover**....        --           --      18.58%      --       --          --

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Distribution per share from net realized gain was less than $0.005.
                       See notes to financial statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                Mercantile Missouri Tax-Exempt Bond Portfolio/1/

  Q. What were the conditions in the Missouri municipal bond market during the six month period ended May 31, 2000?

  A. Interest rates rose during most of the period, driven by investors' fears that strong economic growth would cause the Fed to raise short-term interest rates to ease inflationary pressures. Supply in the Missouri market was tight, but we were able to find attractive opportunities at reasonable valuations.

  Q. How did you position the Portfolio in that environment?

  A. The average maturity of the Portfolio remained near the middle of its range during the period (roughly six to seven years). We attempted to find opportunities to lengthen the Portfolio's average maturity and duration, but a lack of supply in the Missouri bond market caused the Portfolio to drift slightly shorter. This benefited the Portfolio during the recent period, as interest rates rose and shorter-term issues outperformed longer-term bonds.

  Q. How did you manage the Portfolio's credit quality?

  A. The Portfolio's average credit rating remained very high at AA1. That approach benefited the Portfolio, as investors favored high-quality, liquid issues.

  Q. What is your outlook for the U.S. economy and for the Missouri municipal bond market?

  A. We expect moderate economic growth and low inflation to continue going forward. However, signs of rising inflation could lead the Fed to raise short-term rates yet again. In that uncertain environment, we believe the overall bond market probably will trade in a narrow range, with long-term yields between 5.50% and 6.00%. We expect demand for municipal bonds to remain strong during the coming months and supply in the Missouri market to be relatively tight.

  Q. How will you manage the Portfolio in that environment?

  A. We will invest new cash in longer-term bonds in an effort to increase the Portfolio's average maturity to around 10 years, aiming to capture additional yield for shareholders. As always, we will favor bonds with very high credit quality and seek opportunities to capture value in the Missouri market.
-----
/1/The Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. Regional investing involves additional risk since investments are limited to one geographical region.

                 Mercantile Missouri Tax-Exempt Bond Portfolio


                                    [GRAPH]
Value of a $10,000 Investment

           Investor A        Investor A        Investor B      Lehman Brothers
            (No Load)          (Load)*          (No CDSC)   Municipal Bond Index
   5/90       10,000             9,600            10,000           10,000
   5/91       10,811            10,379            10,811           11,008
   5/92       11,918            11,441            11,918           12,089
   5/93       13,285            12,754            13,285           13,536
   5/94       13,488            12,949            13,488           13,870
   5/95       14,690            14,103            14,650           15,134
   5/96       15,147            14,541            14,982           15,826
   5/97       16,232            15,582            15,911           17,136
   5/98       17,530            16,829            17,063           18,743
   5/99       18,165            17,438            17,541           19,619
   5/00       17,812            17,100            17,048           19,450

                   ---------------------------------------------------
                         Average Annual Total Returns
                                 as of 5/31/00

                                            1 Year    5 Year   10 Year
                   ---------------------------------------------------
                   Investor A (No Load)     -1.94%     3.93%     5.94%
                   Investor A*              -5.87%     3.08%     5.51%
                   Investor B (No CDSC)     -2.81%     3.08%     5.48%
                   Investor B (CDSC)**      -7.49%     2.73%     5.48%
                   ---------------------------------------------------
 * Reflects 4.00% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).



                                    [GRAPH]
Value of a $10,000 Investment

                                            Lehman Brothers
                             Trust       Municipal Bond Index

                    5/90    10,000              10,000
                    5/91    10,906              11,008
                    5/92    12,037              12,089
                    5/93    13,445              13,536
                    5/94    13,678              13,870
                    5/95    14,925              15,134
                    5/96    15,418              15,826
                    5/97    16,554              17,136
                    5/98    17,930              18,743
                    5/99    18,616              19,619
                    5/00    18,276              19,450

                    ----------------------------------------------------
                          Average Annual Total Returns
                                 as of 5/31/00
                    ----------------------------------------------------
                                            1 Year     5 Year    10 Year
                    Trust                   -1.83%      4.13%     6.22%
                    ----------------------------------------------------

  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Missouri Tax-Exempt Bond Portfolio is measured against the Lehman Brothers Municipal Bond Index, an unmanaged index generally representative of the total return of municipal bonds. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graphs reflects the deduction of these value-added services, as well as the deduction of a 4.00% sales charge on Investor A Shares.

  The Portfolio commenced operations on July 5, 1988 as a separate investment portfolio (the "Predecessor Portfolio") of The Arch Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of Mercantile Mutual Funds, Inc. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Portfolio's Investor A, Investor B and Trust Shares. Total returns for periods prior to October 2, 1995, reflect the performance of the Predecessor Portfolio.

  Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio, which has been restated to reflect the contingent deferred sales charge payable by holders of Investor B Shares who redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and service fees at a maximum annual rate of 1.00%. Had these distribution and service fees been reflected, performance would have been reduced.

  Investor B Shares (CDSC) are not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply. After six years, the performance for Investor B Shares (CDSC) mirrors the Investor B Shares (No CDSC) performance.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Missouri Tax-Exempt Bond Portfolio                      May 31, 2000 (Unaudited)

Municipal Bonds (91.5%):

                       Security                         Principal     Market
                     Description                          Amount      Value
                     -----------                        ---------- ------------

Missouri (84.5%):
Clayton School District, G.O., 5.00%, 3/1/17, Callable
 on 3/1/07 @ 101......................................  $3,325,000 $  2,969,258
Columbia, Water & Electrical Revenue, Series A, 6.13%,
 10/1/12, Prerefunded on 10/1/02 @ 102................   1,000,000    1,042,570
Hazelwood School District, G.O., 5.85%, 3/1/09,
 Callable on 3/1/04 @ 100.............................   1,000,000    1,021,060
Jackson County School District, G.O., 4.85%, 3/1/13,
 Callable on 3/1/08 @ 100.............................   2,000,000    1,814,840
Jefferson City School District, Series A, 6.70%,
 3/1/11...............................................   1,000,000    1,084,710
Kansas City School District Building, Capital
 Improvement Project, 5.00%, 2/1/14, Callable on
 2/1/04 @ 102 (FGIC Insured)..........................   2,230,000    2,095,174
Kansas City School District Building, Capital
 Improvement Project, 5.15%, 2/1/08, Callable on
 2/1/04 @ 102 (FGIC Insured)..........................   2,415,000    2,387,783
Kansas City School District Building, Elementary
 Improvement Project, Series D, 5.00%, 2/1/14,
 Callable on 2/1/04 @ 102 (FGIC Insured)..............   1,000,000      939,540
Kansas City School District Building, Series C, 5.38%,
 7/1/05, Callable on 7/1/03 @ 101 (FGIC Insured)......   1,000,000    1,007,400
Kansas City Sewer Revenue, 5.75%, 3/1/01..............   1,000,000    1,008,180
Kansas City Water Revenue, Series A, 5.00%, 12/1/11,
 Callable on 12/1/08 @ 101............................   4,390,000    4,150,437
Kansas City Water Revenue, Series B, 5.00%, 12/1/16,
 Callable on 12/1/06 @ 101............................   2,200,000    2,008,204
Kansas City, Series A, G.O., 5.25%, 9/1/12, Callable
 on 3/1/08 @ 101......................................   3,980,000    3,860,839
Mehlville School District No. 09, G.O., 6.00%,
 2/15/13, Callable on 2/15/03 @ 102 (MBIA Insured)....   1,500,000    1,561,965
Missouri Health & Educational Facilities Authority,
 Health Facilities Revenue, Nurshome Hospital, 5.00%,
 5/15/28, Callable on 5/15/08 @ 101...................   3,105,000    2,528,805
Missouri Southern State College Revenue, 5.25%,
 12/1/12, Prerefunded on 12/1/02 @ 100
 (MBIA Insured).......................................     750,000      755,550
Missouri State Board of Public Buildings, 6.40%,
 12/1/09, Callable on 12/1/01 @ 100...................   1,500,000    1,527,180
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series A, 6.45%, 7/1/08, Callable on 7/1/02 @ 102....   1,000,000    1,045,610

Municipal Bonds, continued

                       Security                         Principal     Market
                     Description                          Amount      Value
                     -----------                        ---------- ------------

Missouri, continued
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series A, 6.88%, 6/1/14, Callable on 12/1/01 @ 102...  $1,100,000 $  1,147,245
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series A, 6.55%, 7/1/14, Callable on 7/1/02 @ 102....     500,000      522,465
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series A, 5.00%, 1/1/19 Callable on 7/1/08 @ 101.....   2,200,000    1,944,228
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series B, 5.25%, 1/1/15, Callable on 1/1/09 @ 101....   2,180,000    2,053,386
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series E, 5.63%, 7/1/16, Callable on 7/1/06 @ 101....   1,250,000    1,236,275
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series D, 5.88%, 1/1/15, Callable on 1/1/06 @ 101....   1,000,000    1,011,200
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Barnes
 Hospital, 7.13%, 12/15/12, Prerefunded on 12/15/00
 @ 102................................................     500,000      516,260
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Barnes-Jewish,
 Inc., Series A, 5.25%, 5/15/21, Callable on 5/15/03 @
 102..................................................   2,500,000    2,181,150
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Bethesda Eye
 Institute, 6.63%, 11/1/09, Prerefunded on 11/1/01 @
 102 (LOC-Credit Local de France).....................     600,000      625,068
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, BJC Health
 Systems, Series A, 6.75%, 5/15/12....................   1,000,000    1,105,580
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Children's
 Mercy Hospital Projects, 5.63%, 5/15/12, Callable on
 5/15/03 @ 101 (MBIA Insured).........................   1,200,000    1,202,772

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Missouri Tax-Exempt Bond Portfolio                      May 31, 2000 (Unaudited)

Municipal Bonds, continued

                       Security                         Principal     Market
                     Description                          Amount      Value
                     -----------                        ---------- ------------

Missouri, continued
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Freeman
 Hospital Project, Series A, 5.38%, 2/15/14, Callable
 on 2/15/04 @ 102 (FSA Insured).......................  $1,000,000 $    967,460
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Sisters of
 Mercy Health System, Series A, 6.25%, 6/1/15,
 Callable on 6/1/02 @ 102 (MBIA Insured)..............     750,000      769,087
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, SSM Health Care
 System, Series A, 5.00%, 6/1/12, Callable on 6/1/08 @
 101 (MBIA Insured)...................................   1,500,000    1,409,205
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, SSM Health Care
 System, Series A, 5.00%, 6/1/18, Callable on 6/1/08 @
 101 (MBIA Insured)...................................   3,895,000    3,406,139
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, SSM Health Care
 System, Series AA, 6.25%, 6/1/16, Callable on 6/1/02
 @ 102 (MBIA Insured).................................   1,610,000    1,634,311
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, SSM Health Care
 System, Series AA, 6.25%, 6/1/16, Prerefunded on
 6/1/02 @ 102 (MBIA Insured)..........................     390,000      406,715
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, St. Luke's
 Health System, 5.10%, 11/15/13, Callable on 11/15/03
 @ 102 (MBIA Insured).................................   2,000,000    1,867,620
Missouri State Higher Education Loan Authority,
 Student Loan Revenue, Series A, 5.75%, 2/15/02.......   1,000,000    1,009,690
Missouri State Housing Development Revenue, 6.60%,
 7/1/24, Callable on 1/1/03 @ 100 (FHA Insured).......     695,000      700,984
Missouri State Housing Development Revenue, Series B,
 7.00%, 9/1/10, Callable on 9/1/01 @ 102
 (FHA Insured)........................................     430,000      443,416
Missouri State Housing Development Revenue, Series C,
 6.90%, 7/1/18, Callable on 1/1/02 @ 102..............     335,000      343,315
Missouri State Water Pollution Control Revenue, Series
 A, G.O., 5.75%, 8/1/18, Callable on 8/1/06 @ 100.....   2,085,000    2,080,163
Missouri State Water Pollution Control Revenue, Series
 A, G.O., 5.75%, 8/1/12, Callable on 8/1/02 @ 100.....   1,000,000    1,006,140

Municipal Bonds, continued

                       Security                          Principal     Market
                      Description                          Amount      Value
                      -----------                        ---------- ------------

Missouri, continued
Missouri State, Fourth Street Building, Series A, G.O.,
 5.40%, 8/1/09, Callable on 8/1/06 @ 100...............  $2,000,000 $  2,013,360
Missouri State, Third Street Building, Series A, G.O.,
 5.25%, 8/1/08, Callable on 8/1/02 @ 100...............   1,000,000    1,000,330
Missouri Western State College Revenue, 5.40%, 10/1/16,
 Callable on 10/1/03 @ 102 (MBIA Insured)..............   1,000,000      967,280
Missouri Series A, G.O., 5.13%, 8/1/09, Callable on
 8/1/02 @ 100..........................................   1,000,000      989,500
North Kansas City Hospital Revenue, 5.00%, 11/15/28,
 Callable on 11/15/08 @ 101 (AMBAC Insured)............   3,000,000    2,491,440
O'Fallon, G.O., 5.75%, 3/1/10, Callable on 3/1/01 @ 100
 (MBIA Insured)........................................     570,000      573,135
Sikeston Electric Revenue, 5.00%, 6/1/22, Callable on
 6/1/06 @ 101 (MBIA Insured)...........................   1,000,000      867,970
Sikeston Electric Revenue, 6.25%, 6/1/22, Prerefunded
 on 6/1/02 @ 102 (MBIA Insured)........................   1,000,000    1,042,860
Southeast Missouri Correctional Facilities Revenue,
 5.75%, 10/15/08, Callable on 10/15/00 @ 102...........     500,000      505,115
Southeast Missouri Correctional Facilities Revenue,
 5.75%, 10/15/16, Callable on 10/15/02 @ 100...........     500,000      498,385
Springfield School District No. R-12, Series A, G.O.,
 5.25%, 3/1/11, Callable on 3/1/03 @ 100
 (MBIA Insured)........................................   2,000,000    1,974,020
Springfield Water Works Revenue, Series A, 5.60%,
 5/1/23, Callable on 5/1/03 @ 102......................   2,000,000    2,041,080
St. Charles County Community College, G.O., 6.00%,
 2/15/09, Callable on 2/15/01 @ 102 (AMBAC Insured)....   1,000,000    1,017,270
St. Louis Co., G.O., 2/1/12............................   3,250,000    3,081,065
St. Louis County Industrial Development Authority,
 Health Facility Revenue, Lutheran Health Care
 Association, Series A, 7.38%, 2/1/14, Prerefunded on
 2/1/02 @ 102..........................................     800,000      844,496
St. Louis County Industrial Development Authority,
 Pollution Control Revenue, Anheuser-Busch Co. Project,
 6.65%, 5/1/16.........................................     400,000      425,112
St. Louis County, Pattonville R-3 School District,
 G.O., 6.25%, 2/1/10, Prerefunded on 2/1/02 @ 100
 (FGIC Insured)........................................     750,000      764,655
St. Louis County, Rockwood School District No. R-6,
 G.O., 5.00%, 2/1/04, Callable on 2/1/02 @ 101.........   1,000,000      999,270
St. Louis County, Series B, G.O., 5.50%, 2/1/13,
 Callable on 2/1/03 @ 100..............................   2,500,000    2,512,650

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
Missouri Tax-Exempt Bond Portfolio                     May 31, 2000 (Unaudited)

Municipal Bonds, continued

                       Security                          Principal     Market
                      Description                          Amount      Value
                      -----------                        ---------- ------------

Missouri, continued
St. Louis Public Safety, G.O., 5.13%, 2/15/17, Callable
 on 8/15/09 @ 100 (FGIC Insured).......................  $4,185,000 $  3,852,167
St. Louis Water Revenue, 6.00%, 7/1/14, Prerefunded on
 7/1/04 @ 102 (FGIC Insured)...........................     500,000      524,860
St. Peters, G.O., 5.85%, 1/1/13, Prerefunded on 1/1/02
 @ 102.................................................   1,065,000    1,099,826
St. Peters, G.O., 5.80%, 1/1/09, Prerefunded on 1/1/02
 @ 102.................................................   1,740,000    1,795,593
University City Industrial Development Authority,
 Multifamily Housing Revenue, Series A, 5.95%,
 12/20/25, Callable on 12/20/05 @ 102..................   1,400,000    1,360,604
University Health Facilities Revenue, University of
 Missouri Health System, Series A, 5.60%, 11/1/26,
 Callable on 11/1/06 @ 102 (AMBAC Insured).............   5,000,000    4,636,700
University of Missouri Health Systems, Series A, 5.13%,
 11/1/28, Callable on 11/1/08 @ 100 (AMBAC Insured)....   4,000,000    3,398,960
University of Missouri, University Revenue, 5.50%,
 11/1/23, Callable on 11/1/03 @ 101....................   2,000,000    1,908,800
University of Missouri, University Revenue, 5.80%,
 11/1/27, Callable on 11/1/07 @ 101....................   5,000,000    4,912,150
University of Missouri, University Revenue, 5.50%,
 11/1/21, Callable on 11/1/07 @ 101....................   3,000,000    2,876,100
University of Missouri, University Revenue, Series A,
 6.50%, 11/1/11, Prerefunded on 11/1/00 @ 102 (AMBAC
 Insured)..............................................     925,000      950,058
Wentzville School District No. R-4, G.O., 5.10%,
 3/1/18, Callable on 3/1/08 @ 100 (FSA Insured)........   3,000,000    2,715,990
                                                                    ------------
                                                                     117,039,780
                                                                    ------------

Municipal Bonds, continued

                                                           Shares
                                                             or
                       Security                          Principal     Market
                      Description                          Amount      Value
                      -----------                        ---------- ------------

Puerto Rico (7.0%):
Puerto Rico Commonwealth, G.O., 6.45%, 7/1/17,
 Prerefunded on 7/1/04 @ 101.5.........................  $  500,000 $    533,860
Puerto Rico Commonwealth, Series A, G.O., 6.00%,
 7/1/06, Callable on 7/1/02 @ 101.5....................   1,000,000    1,028,960
Puerto Rico Municipal Finance Agency, 5.50%, 8/1/23,
 Callable on 8/1/09 @ 100..............................   3,000,000    2,842,020
Puerto Rico Public Buildings Authority, Public
 Education and Health Facilities Revenue, Series B,
 5.00%, 7/1/27, Callable on 7/1/07 @ 101.5
 (AMBAC Insured).......................................   4,000,000    3,482,080
Puerto Rico Public Building Authority, Public Education
 and Health Facilities Revenue, Series M, 5.50%,
 7/1/21, Callable on 7/1/03 @ 101.5....................   2,000,000    1,860,880
                                                                    ------------
                                                                       9,747,800
                                                                    ------------
TOTAL MUNICIPAL BONDS                                                126,787,580
                                                                    ------------

Investment Companies (7.3%):

Federated Tax-Free Fund................................   6,690,000    6,690,000
Nuveen Tax-Exempt Fund.................................   3,395,000    3,395,000
                                                                    ------------
TOTAL INVESTMENT COMPANIES                                            10,085,000
                                                                    ------------
TOTAL INVESTMENTS
 (Cost $141,946,419)(a)--98.8%                                       136,872,580
Other assets in excess of liabilities--1.2%                            1,656,020
                                                                    ------------
TOTAL NET ASSETS--100.0%                                            $138,528,600
                                                                    ============

-----
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $ 1,013,419
      Unrealized depreciation..   (6,087,258)
                                 -----------
      Net unrealized deprecia-
       tion....................  $(5,073,839)
                                 ===========

AMBAC AMBAC Indemnity Corp.
FGIC Financial Guaranty Insurance Corp.
FHA Federal Housing Administration
FSA Federal Securities Assurance, Inc.
G.O. General Obligation
LOC Letter of Credit
MBIA Municipal Bond Insurance Association
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Missouri Tax-Exempt Bond Portfolio

 Statement of Assets and Liabilities

                                                                    May 31, 2000
                                                                     (Unaudited)

Assets:
Investments, at value (cost $141,946,419)...............          $136,872,580
Cash....................................................               171,422
Interest receivable.....................................             2,133,076
Prepaid expenses and other assets.......................                 5,672
                                                                  ------------
 Total Assets...........................................           139,182,750
Liabilities:
Dividends payable....................................... $564,977
Payable for capital shares redeemed.....................      360
Payable to affiliates...................................   74,726
Other liabilities.......................................   14,087
                                                         --------
 Total Liabilities......................................               654,150
                                                                  ------------
Net Assets:
Capital.................................................           143,556,202
Distributions in excess of net investment income........                (9,478)
Accumulated net realized gains from investment
 transactions...........................................                55,715
Net unrealized depreciation from investments............            (5,073,839)
                                                                  ------------
Net Assets..............................................          $138,528,600
                                                                  ============
Investor A Shares
 Net Assets.............................................          $ 19,487,149
 Shares.................................................             1,752,603
 Redemption price per share.............................                $11.12
                                                                  ============
Maximum Sales Charge--Investor A Shares.................                  4.00%
 Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent) per share.......................................                $11.58
                                                                  ============
Investor B Shares
 Net Assets.............................................          $  2,862,868
 Shares.................................................               257,647
 Offering price per share*..............................                $11.11
                                                                  ============
Trust Shares
 Net Assets.............................................          $116,178,583
 Shares.................................................            10,446,136
 Offering and redemption price per share................                $11.12
                                                                  ============

-----
* Redemption price of Investor B Shares varies based on length of time held.

 Statement of Operations

                                           For the six months ended May 31, 2000
                                                                     (Unaudited)

Investment Income:
Interest income..........................................          $ 3,776,503
                                                                   -----------
 Total Investment Income.................................            3,776,503
Expenses:
Investment advisory fees................................. $304,365
Administration fees......................................  135,274
Distribution and services fees, Investor A Shares........   20,486
Distribution and services fees, Investor B Shares........   16,733
Administrative services fees, Trust Shares...............  167,130
Accounting fees..........................................    5,903
Custodian fees...........................................   33,898
Transfer agent fees......................................   21,842
Other fees...............................................   27,082
                                                          --------
 Total expenses before voluntary fee reductions..........              732,713
 Expenses voluntarily reduced............................             (241,609)
                                                                   -----------
 Net Expenses............................................              491,104
                                                                   -----------
Net Investment Income....................................            3,285,399
                                                                   -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions..........               55,705
Net change in unrealized depreciation from investments...           (2,521,102)
                                                                   -----------
Net realized/unrealized losses from investments..........           (2,465,397)
                                                                   -----------
Change in net assets resulting from operations...........          $   820,002
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Missouri Tax-Exempt Bond Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                     six months     For the
                                                       ended       year ended
                                                    May 31, 2000  November 30,
                                                    (Unaudited)       1999
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  3,285,399  $  5,798,017
 Net realized gains from investment transactions...       55,705         7,718
 Net change in unrealized depreciation from
  investments......................................   (2,521,102)   (8,451,546)
                                                    ------------  ------------
Change in net assets resulting from operations.....      820,002    (2,645,811)
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................     (479,270)     (994,373)
 In excess of net investment income................           --        (5,425)
 From net realized gains from investment
  transactions.....................................       (1,199)      (31,904)
Distributions to Investor B Shareholders:
 From net investment income........................      (64,913)     (119,095)
 In excess of net investment income................           --          (650)
 From net realized gains from investment
  transactions.....................................         (201)       (3,590)
Distributions to Trust Shareholders:
 From net investment income........................   (2,719,062)   (4,684,549)
 In excess of net investment income................           --       (25,557)
 From net realized gains from investment
  transactions.....................................       (6,311)     (127,535)
                                                    ------------  ------------
Change in net assets from shareholder
 distributions.....................................   (3,270,956)   (5,992,678)
                                                    ------------  ------------
Change in net assets from capital transactions.....    4,376,588    24,732,551
                                                    ------------  ------------
Change in net assets...............................    1,925,634    16,094,062
Net Assets:
 Beginning of period...............................  136,602,966   120,508,904
                                                    ------------  ------------
 End of period..................................... $138,528,600  $136,602,966
                                                    ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Missouri Tax-Exempt Bond Portfolio

 Financial Highlights, Investor A Shares

                           For the                                             For the
                          six months     For the years ended November         six months     For the
                            ended                     30,                       ended       year ended
                         May 31, 2000   -----------------------------------  November 30,    May 31,
                         (Unaudited)     1999      1998     1997     1996      1995 (d)      1995 (a)
                         ------------   -------   -------  -------  -------  ------------   ----------
Net Asset Value,
 Beginning of Period....   $ 11.31      $ 12.08   $ 11.87  $ 11.69  $ 11.74    $ 11.52       $ 11.13
                           -------      -------   -------  -------  -------    -------       -------
Investment Activities:
 Net investment income..      0.26         0.50      0.52     0.53     0.55       0.27          0.55
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.19)       (0.74)     0.21     0.18    (0.05)      0.22          0.40
                           -------      -------   -------  -------  -------    -------       -------
 Total from Investment
  Activities............      0.07        (0.24)     0.73     0.71     0.50       0.49          0.95
                           -------      -------   -------  -------  -------    -------       -------
Distributions:
 Net investment income..     (0.26)       (0.51)    (0.52)   (0.53)   (0.55)     (0.27)        (0.55)
 Net realized gains.....        --(e)     (0.02)       --       --       --         --         (0.01)
                           -------      -------   -------  -------  -------    -------       -------
 Total Distributions....     (0.26)       (0.53)    (0.52)   (0.53)   (0.55)     (0.27)        (0.56)
                           -------      -------   -------  -------  -------    -------       -------
Net Asset Value, End of
 Period.................   $ 11.12      $ 11.31   $ 12.08  $ 11.87  $ 11.69    $ 11.74       $ 11.52
                           =======      =======   =======  =======  =======    =======       =======
Total Return (excludes
 sales charge)..........      0.65%(b)    (2.09)%    6.31%    6.27%    4.41%      4.32%(b)      8.91%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $19,487      $21,242   $23,611  $23,722  $25,144    $24,726       $24,318
Ratio of expenses to
 average net assets.....      0.87%(c)     0.86%     0.86%    0.86%    0.85%      0.95%(c)      0.84%
Ratio of net investment
 income to average net
 assets.................      4.71%(c)     4.30%     4.38%    4.57%    4.75%      4.64%(c)      5.02%
Ratio of expenses to
 average net assets*....      0.98%(c)     1.07%     1.06%    1.06%    1.05%      1.18%(c)      1.18%
Portfolio turnover**....      2.26%        0.76%     6.14%    3.50%    3.66%      1.55%           --

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) On September
27, 1994, the Portfolio redesignated the Investor Shares as "Investor A"
Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares. (b) Not annualized. (c) Annualized. (d) Upon reorganizing as a Portfolio of the ARCH Fund, Inc., the Missouri Tax-Exempt Bond Portfolio changed its fiscal year end from May 31 to November 30. (e) Distribution per share from net realized gain was less than $0.005.

 Financial Highlights, Investor B Shares

                           For the                                             For the
                          six months     For the years ended November         six months     March 1,
                            ended                     30,                       ended        1995 to
                         May 31, 2000   -----------------------------------  November 30,    May 31,
                         (Unaudited)     1999      1998     1997     1996      1995 (e)      1995 (a)
                         ------------   -------   -------  -------  -------  ------------   ----------
Net Asset Value,
 Beginning of Period....   $ 11.31      $ 12.07   $ 11.86  $ 11.68  $ 11.74    $ 11.52       $ 11.19
                           -------      -------   -------  -------  -------    -------       -------
Investment Activities:
 Net investment income..      0.22         0.41      0.43     0.44     0.45       0.22          0.11
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.20)       (0.73)     0.21     0.18    (0.06)      0.22          0.33
                           -------      -------   -------  -------  -------    -------       -------
 Total from Investment
  Activities............      0.02        (0.32)     0.64     0.62     0.39       0.44          0.44
                           -------      -------   -------  -------  -------    -------       -------
Distributions:
 Net investment income..     (0.22)       (0.42)    (0.43)   (0.44)   (0.45)     (0.22)        (0.11)
 Net realized gains.....        --(f)     (0.02)       --       --       --         --            --
                           -------      -------   -------  -------  -------    -------       -------
 Total Distributions....     (0.22)       (0.44)    (0.43)   (0.44)   (0.45)     (0.22)        (0.11)
                           -------      -------   -------  -------  -------    -------       -------
Net Asset Value, End of
 Period.................   $ 11.11      $ 11.31   $ 12.07  $ 11.86  $ 11.68    $ 11.74       $ 11.52
                           =======      =======   =======  =======  =======    =======       =======
Total Return (excludes
 redemption charge).....      0.16%(b)    (2.79)%    5.47%    5.43%    3.48%      3.88%(b)      8.61%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $ 2,863      $ 3,519   $ 2,496  $ 1,398  $   675    $   433       $    94
Ratio of expenses to
 average net assets.....      1.67%(d)     1.66%     1.66%    1.66%    1.65%      1.77%(d)      1.76%(d)
Ratio of net investment
 income to average net
 assets.................      3.91%(d)     3.51%     3.57%    3.76%    3.96%      3.82%(d)      4.00%(d)
Ratio of expenses to
 average net assets*....      1.78%(d)     1.77%     1.76%    1.76%    1.75%      1.87%(d)      1.88%(d)
Portfolio turnover**....      2.26%        0.76%     6.14%    3.50%    3.66%      1.55%           --

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) On September 27, 1994, the Portfolio redesignated Investor shares as "Investor A" shares and authorized the issuance of a third series of shares designated as "Investor B" shares. These financial highlights of Investor B shares cover the period from March 1, 1995 (commencement of operations) through May 31, 1995.
(b) Not annualized. (c) Represents total return for the Investor A Shares from June 1, 1994 to February 28, 1995, plus the total return for the Investor B Shares for the period from March 1, 1995 to May 31, 1995. (d) Annualized. (e) Upon reorganizing as a Portfolio of the ARCH Fund, Inc., the Missouri Tax-Exempt Bond Portfolio changed its fiscal year end from May 31 to November 30.
(f) Distribution per share from net realized gain was less than $0.005.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Missouri Tax-Exempt Bond Portfolio

 Financial Highlights, Trust Shares

                           For the
                         six months                                             For the
                            ended                                              six months     For the
                           May 31,      For the years ended November 30,         ended       year ended
                            2000        ------------------------------------  November 30,    May 31,
                         (Unaudited)      1999      1998     1997     1996      1995 (c)        1995
                         -----------    --------   -------  -------  -------  ------------   ----------
Net Asset Value,
 Beginning of Period....  $  11.32      $  12.08   $ 11.87  $ 11.69  $ 11.74    $ 11.52       $ 11.13
                          --------      --------   -------  -------  -------    -------       -------
Investment Activities:
 Net investment income..      0.27          0.53      0.55     0.56     0.57       0.28          0.57
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.20)        (0.74)     0.21     0.18    (0.05)      0.22          0.40
                          --------      --------   -------  -------  -------    -------       -------
 Total from Investment
  Activities............      0.07         (0.21)     0.76     0.74     0.52       0.50          0.97
                          --------      --------   -------  -------  -------    -------       -------
Distributions:
 Net investment income..     (0.27)        (0.53)    (0.55)   (0.56)   (0.57)     (0.28)        (0.57)
 Net realized gains.....        --(d)      (0.02)       --       --       --         --         (0.01)
                          --------      --------   -------  -------  -------    -------       -------
 Total Distributions....     (0.27)        (0.55)    (0.55)   (0.56)   (0.57)     (0.28)        (0.58)
                          --------      --------   -------  -------  -------    -------       -------
Net Asset Value, End of
 Period.................  $  11.12      $  11.32   $ 12.08  $ 11.87  $ 11.69    $ 11.74       $ 11.52
                          ========      ========   =======  =======  =======    =======       =======
Total Return............      0.66%(a)     (1.81)%    6.52%    6.48%    4.62%      4.41%(a)      9.12%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........  $116,179      $111,842   $94,402  $75,431  $55,905    $47,773       $44,336
Ratio of expenses to
 average net assets.....      0.67%(b)      0.66%     0.66%    0.66%    0.65%      0.78%(b)      0.64%
Ratio of net investment
 income to average net
 assets.................      4.91%(b)      4.51%     4.57%    4.76%    4.95%      4.83%(b)      5.22%
Ratio of expenses to
 average net assets*....      1.08%(b)      1.07%     1.06%    1.06%    0.75%      0.88%(b)      1.16%
Portfolio turnover**....      2.26%         0.76%     6.14%    3.50%    3.66%      1.55%           --

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. (a) Not annualized. (b) Annualized. (c) Upon reorganizing as a Portfolio of the ARCH Fund, Inc., the Missouri Tax-Exempt Bond Portfolio changed its fiscal year end from May 31 to November 30. (d) Distribution per share from net realized gain was less than $0.005.
                       See notes to financial statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                Mercantile National Municipal Bond Portfolio/1/


  Q. What were the conditions in the economy and the municipal bond market during the six month period ended May 31, 2000?

  A. Interest rates rose during much of the period, due to conflicting data about the strength of the U.S. economy. It appeared at times that the economy was growing at a moderate, sustainable pace and inflation would remain low, but recurrent signs of rapid economic growth has caused the Fed to remain on watch to head off inflation.

  Q. How did the municipal bond market perform in that environment?

  A. Longer-term municipal bonds outperformed shorter-term municipals, and rising interest rates provided fewer municipal refundings. There were, however, some attractive opportunities among new municipal issues.

  Q. How did you manage the Portfolio in that environment?

  A. We attempted to lengthen the Portfolio while battling tax-season redemptions. Selling short-term securities helped stabilize the Portfolio's average maturity and duration.

  Q. In what sectors did you find attractive opportunities?

  A. The Portfolio did not make large sector bets. However, we found opportunities to capture attractive yields among general obligation and revenue bonds. We later reduced the Portfolio's holdings in that sector./2/

  Q. What is your outlook for the months ahead?

  A. We believe the economy will continue to grow at a moderate pace with low inflation. However, the Fed may again raise rates if inflation appears to be in danger of rising. In that somewhat uncertain environment, we believe the overall bond market will likely trade in a narrow range, with long-term yields between 5.50% and 6.00%. Demand for municipal bonds should remain strong, and we believe the municipal market should continue to perform well relative to taxable bonds.

  Q. How will you manage the Portfolio in that environment?

  A. We will maintain the Portfolio's current position with an average maturity of between eight and ten years in order to capture attractive yields for shareholders. We will also continue to invest in bonds with very high credit ratings, because the higher yields of lower-quality bonds do not justify their additional risk.
-----
/1/The Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax. /2/Portfolio composition is subject to change.

                  Mercantile National Municipal Bond Portfolio

                                    [GRAPH]
 Value of $10,000 Investment

                                                              Lehman Brothers
           Investor A   Investor A   Investor B  Investor B  10 Year Municipal
            (No Load)    (Load)*      (No CDSC)    (CDSC)**     Bond Index

11/18/96      10,000      9,600        10,000      10,000         10,000
11/30/97      10,073      9,670        10,070       9,570         10,566
   11/97      10,839     10,405        10,775      10,275         11,311
   11/98      11,658     11,191        11,496      11,196         12,192
   11/99      11,324     10,870        11,032      10,750         12,141
    5/00      11,348     10,893        11,023      10,743         12,224

           Average Annual Total Returns
                   as of 5/31/00

                               Since Inception
                        1 Year      (11/18/96)

Investor A (No Load)    -2.65%        3.46%
Investor A*             -6.55%        2.43%
Investor B (No CDSC)    -3.73%        2.78%
Investor B (CDSC)**     -8.37%        2.04%

*  Reflects 4.00% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).


                                    [GRAPH]
Value of $10,000 Investment
                                  Lehman Brothers
                                 10 Year Municipal
                     Trust          Bond Index

11/18/96            10,000             10,000
11/30/96            10,074             10,566
11/30/97            10,876             11,311
   11/98            11,720             12,192
   11/99            11,372             12,141
    5/00            11,407             12,224

             Average Annual Total Returns
                     as of 5/31/00

                              Since Inception
                 1 Year          (11/18/96)

Trust             -2.77%           3.77%


  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile National Municipal Bond Portfolio is measured against the Lehman Brothers 10 year Municipal Bond Index, an unmanaged index representative of the total return of municipal bonds with remaining maturities of 10 years or less. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graphs reflects the deduction of these value-added services, as well as the deduction of a 4.00% sales charge on Investor A Shares and the applicable contingent deferred sales charge (CDSC) on Investor B Shares.

INVESTMENT ADVISOR
Firstar Investment Research & Management Company, LLC
777 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Offices in Milwaukee and Madison, Wisconsin, Cincinnati,
Ohio, and St. Louis, Missouri

DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219-3035

AUDITORS
KPMG LLP
Two Nationwide Plaza
Columbus, Ohio 43215

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania 19103-6996

TRANSFER AGENT
Firstar Mutual Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

This report is submitted for the general information of the shareholders of the Mercantile Mutual Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for the Funds, which contain information concerning the Funds' investment policies and expenses as well as other pertinent information.


Mercantile Mutual Funds, Inc. are NOT INSURED BY THE FDIC or any other governmental agency, are not deposits or obligations of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates, and involve investment risks, including the possible loss of the principal amount invested.

                                                               [LOGO OF FIRSTAR]
                                                                        MFSEM-00